File No. 33-62284(*)(**)
811-1979

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 31

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 32

(Exact Name of Registrant)
Ohio National Variable Account B
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante
Associate Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.
It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b)

☑	on May 1, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
                          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
*	The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

**	Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

Prospectus
Single Purchase Payment
Individual Variable Annuity Contracts
Top Plus
Ohio National Variable Accounts A and B
The Ohio National Life Insurance Company

One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B (“VAB”) for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., ALPS Variable Insurance Trust, Calvert Variable Series Fund, Inc., Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and The Universal Institutional Funds, Inc. (Van Kampen). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2009. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Form V-4826                                               May 1, 2009

Available Funds

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Adviser (Subadviser)
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Money Market Portfolio	Ohio National Investments, Inc.
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management Co. LLC)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ALPS Variable Insurance Trust (Class II)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)
Calvert Variable Series, Inc.
Social Equity Portfolio	(Atlanta Capital Management Company, L.L.C.)
The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow® Target 5 Portfolios	(First Trust Advisors, L.P.)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP Mid Cap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign Securities Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund (Class 4)(1)	Franklin Templeton Services, LLC(2)

Form V-4826

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy (an asset allocation fund)	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus (formerly Large Cap Growth) Portfolio	Janus Capital Management LLC
Overseas (formerly International Growth) Portfolio	Janus Capital Management LLC
Worldwide (formerly Worldwide Growth) Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Advisors Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio (large cap value)	(ClearBridge Advisors, LLC)
MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (Class S)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund (Investment Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

Form V-4826

The Universal Institutional Funds, Inc. (Van Kampen) (Class II)
Van Kampen’s UIF Core Plus Fixed Income Portfolio (an income fund)	Van Kampen(3)
Van Kampen’s UIF U.S. Real Estate Portfolio	Van Kampen(3)
Van Kampen’s UIF International Growth Equity Portfolio	Van Kampen(3)
Van Kampen’s UIF Capital Growth Portfolio	Van Kampen(3)

(1)	This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(3)	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

Form V-4826

Form V-4826

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) and VAB (Variable Account B) — A separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charge

Surrender Charge (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year)	$15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

Form V-4826

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 0.65%)
Account Expenses	0.25%

Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	26.26%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$3,208	$7,180	$10,113	$15,562

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$2,806	$7,022	$10,067	$15,562

Accumulation Unit Values

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form V-4826

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added.

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added.

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003	Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005	Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

Form V-4826

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

Financial Statements

The complete financial statements of VAA, VAB and of Ohio National Life, are included in the Statements of Additional Information for VAA and VAB.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in

Form V-4826

47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $16 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Ohio National Variable Accounts A and B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Form V-4826

Mixed and Shared Funding

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the

Form V-4826

sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract
Years	Percentage
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Form V-4826

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

Accumulation Period

Purchase Payment

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

Form V-4826

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.

Form V-4826

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. This policy will be applied uniformly without exception. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

Form V-4826

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Form V-4826

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Death Benefit

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

Form V-4826

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant’s death).

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Form V-4826

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant’s death).

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Form V-4826

Transfers during Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you semi-annual statements showing (a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

Form V-4826

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw a portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Form V-4826

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-deferred plan.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set-up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such

Form V-4826

payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Prior Contracts

Annual Payment Combination Variable Annuity

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

	Deduction for	Deduction for	Death	Total*
Portion of Total	Sales	Administrative	Benefit	Combined
Purchase Payments	Expense	Expense	Premium	Deductions
First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%

*Plus 50 (cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity

Form V-4826

Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

Variable Interest Annuity

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

Flexible Payment Combination Annuity

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Multiple Funded Combination Annuity (“Top I”)

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.1%.

Investar Vision/Top Spectrum Flexible Payment Variable Annuity

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent
1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

Form V-4826

“Top Tradition” Flexible Purchase Payment Variable Annuity

From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

Accumulation Unit Values for Prior Contracts

Annual Payment Combination Variable Annuity

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year
VAA Equity	1999	$139.19	$165.19	22,199
	2000	165.19	152.69	19,924
	2001	152.69	138.42	17,324
	2002	138.42	111.37	15,237
	2003	111.37	159.16	12,825
	2004	159.16	177.18	12,256
	2005	177.18	186.14	11,298
	2006	186.14	196.59	10,112
	2007	196.59	183.17	9,680
	2008	183.17	81.94	8,842
VAB Equity	1998	140.95	147.55	17,171
	1999	147.55	175.11	13,635
	2000	175.11	161.85	10,607
	2001	161.85	146.73	10,406
	2002	146.73	118.05	9,429
	2003	118.05	168.72	8,900
	2004	168.72	187.81	8,746
	2005	187.81	197.31	8,078
	2006	197.31	208.39	7,605
	2007	208.39	194.16	6,799
	2008	194.16	86.86	6,418

Variable Interest Annuity

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Money Market	1999	$28.35	$29.39	13,701	6,924
	2000	29.39	30.86	13,178	6,758
	2001	30.86	31.62	5,646	6,496
	2002	31.62	31.65	5,024	3,201
	2003	31.65	31.47	2,093	2,739
	2004	31.47	31.38	1,875	2,561
	2005	31.38	31.89	1,662	2,401
	2006	31.89	32.98	1,650	2,404
	2007	32.98	34.17	1,512	2,408
	2008	32.98	34.32	1,502	1,603

Form V-4826

Flexible Payment Combination Annuity

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

VAA Equity	1999	$78.14	$92.65	12,092
	2000	92.65	85.55	7,817
	2001	85.55	77.48	7,488
	2002	77.48	62.27	6,091
	2003	62.27	88.91	5,999
	2004	88.91	98.88	5,271
	2005	98.88	103.78	4,490
	2006	103.78	109.50	4,266
	2007	109.50	101.92	3,487
	2008	101.92	45.55	2,356
VAB Equity	1999	75.26	89.23	768
	2000	89.23	82.40	777
	2001	82.40	74.62	787
	2002	74.62	59.98	787
	2003	59.98	85.64	798
	2004	85.64	95.24	740
	2005	95.24	99.95	749
	2006	99.95	105.46	757
	2007	105.46	98.16	623
	2008	98.16	43.87	636

Multiple Funded Combination Annuity (“TOP I”)

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund, Inc.

VAA Equity Portfolio	1999	$62.54	$74.15	131,063	0
	2000	74.15	64.47	102,519	0
	2001	64.47	62.01	92,024	0
	2002	62.01	49.84	83,392	0
	2003	49.84	71.16	68,121	0
	2004	71.16	79.14	61,451	0
	2005	79.14	83.06	55,439	0
	2006	83.06	87.63	46,445	0
	2007	87.63	81.57	39,732	0
	2008	81.57	36.45	32,405	0

VAB Equity Portfolio	1999	65.32	77.44	0	15,771
	2000	77.44	71.51	0	10,553
	2001	71.51	64.76	0	9,481
	2002	64.76	52.05	0	7,635
	2003	52.05	74.32	0	7,102
	2004	74.32	82.65	0	6,657
	2005	82.65	86.74	0	6,088
	2006	86.74	91.52	0	5,417
	2007	91.52	85.19	0	3,416
	2008	85.19	38.07	0	2,847

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAA Money Market Portfolio	1999	$21.48	$22.27	19,340	0
	2000	22.27	23.38	15,579	0
	2001	23.38	23.96	16,138	0
	2002	23.96	23.98	9,936	0
	2003	23.98	23.85	9,193	0
	2004	23.85	23.78	7,798	0
	2005	23.78	24.16	5,113	0
	2006	24.16	24.99	3,368	0
	2007	24.99	25.89	3,682	0
	2008	25.89	26.01	19,709	0

VAB Money Market Portfolio	1999	21.50	22.29	0	4,423
	2000	22.29	23.40	0	4,191
	2001	23.40	23.98	0	4,187
	2002	23.98	24.00	0	4,118
	2003	24.00	23.86	0	3,281
	2004	23.86	23.80	0	3,246
	2005	23.80	24.18	0	2,311
	2006	24.18	25.01	0	2,028
	2007	25.01	25.91	0	5,732
	2008	25.91	26.03	0	4,205

VAA Bond Portfolio	1999	31.23	31.07	18,331	0
	2000	31.07	32.54	8,138	0
	2001	32.54	34.89	8,407	0
	2002	34.89	37.50	7,642	0
	2003	37.50	40.97	7,320	0
	2004	40.97	42.91	6,923	0
	2005	42.91	42.62	6,131	0
	2006	46.62	44.03	5,259	0
	2007	44.03	45.17	4,847	0
	2008	45.17	39.56	3,854	0

VAB Bond Portfolio	1999	31.22	31.05	0	2,902
	2000	31.05	35.52	0	712
	2001	35.52	34.87	0	709
	2002	34.87	37.48	0	229
	2003	37.48	40.95	0	225
	2004	40.95	42.88	0	222
	2005	42.88	42.60	0	220
	2006	42.60	44.00	0	215
	2007	44.00	45.14	0	210
	2008	45.14	39.54	0	205

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAA Omni Portfolio	1999	$40.60	$44.72	105,792	0
	2000	44.72	37.67	76,394	0
	2001	37.67	32.39	55,327	0
	2002	32.39	24.73	44,935	0
	2003	24.73	30.88	35,929	0
	2004	30.88	32.72	31,922	0
	2005	32.72	35.43	25,224	0
	2006	35.43	39.71	22,695	0
	2007	39.71	42.03	18,665	0
	2008	42.03	28.49	13,735	0

VAB Omni Portfolio	1999	40.55	44.66	0	20,370
	2000	44.66	37.61	0	18,791
	2001	37.61	32.34	0	17,790
	2002	32.34	24.70	0	16,747
	2003	24.70	30.84	0	16,325
	2004	30.84	32.67	0	15,919
	2005	32.67	35.38	0	15,726
	2006	35.38	39.60	0	12,506
	2007	39.60	41.97	0	8,503
	2008	41.97	28.45	0	7,530

International Portfolio	1999	17.28	28.61	63,487	8,563
	2000	28.61	22.02	45,077	7,754
	2001	22.02	15.34	41,535	6,004
	2002	15.34	12.04	37,403	5,018
	2003	12.04	15.79	33,316	4,425
	2004	15.79	17.64	30,030	4,193
	2005	17.64	19.09	21,559	3,487
	2006	19.09	22.52	19,796	3,297
	2007	22.52	24.37	14,771	1,612
	2008	24.37	13.00	9,260	1,084

Capital Appreciation Portfolio	1999	15.54	16.36	28,664	5,710
	2000	16.36	21.28	13,446	1,332
	2001	21.28	23.09	15,753	1,319
	2002	23.09	18.24	14,507	944
	2003	18.24	23.73	10,658	796
	2004	23.73	26.40	9,412	659
	2005	26.40	27.49	6,683	506
	2006	27.49	31.64	5,166	256
	2007	31.64	32.49	5,104	91
	2008	32.49	19.60	3,078	52

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Millennium Portfolio	1999	$16.67	$34.04	47,967	0
	2000	34.04	29.89	33,202	1,332
	2001	29.89	24.14	29,355	1,252
	2002	24.14	16.06	27,567	1,299
	2003	16.06	21.87	21,084	1,688
	2004	21.87	23.99	16,110	1,670
	2005	23.99	23.73	9,070	1,578
	2006	23.73	25.21	7,332	1,192
	2007	25.21	31.42	5,570	463
	2008	31.42	17.86	5,039	261

International Small-Mid Company Portfolio	1999	10.00	26.19	231	0
	2000	26.19	18.06	3,990	22
	2001	18.06	12.63	1,074	23
	2002	12.63	10.62	2,198	23
	2003	10.62	16.17	4,373	22
	2004	16.17	19.33	2,137	22
	2005	19.33	24.67	6,104	181
	2006	24.67	30.83	4,252	158
	2007	30.83	35.82	4,833	158
	2008	35.82	17.25	969	158

Small Cap Growth Portfolio	1999	10.00	14.12	783	0
	2000	14.12	11.61	11,912	615
	2001	11.61	6.95	5,020	615
	2002	6.95	4.87	3,365	614
	2003	4.87	7.00	13,349	614
	2004	7.00	7.72	1,864	1,440
	2005	7.72	8.13	4,190	1,438
	2006	8.13	10.10	3,805	612
	2007	10.10	11.45	3,861	469
	2008	11.45	5.93	3,697	252

Mid Cap Opportunity Portfolio	1999	10.00	13.19	1,630	1,878
	2000	13.19	11.97	16,864	3,577
	2001	11.97	10.30	16,457	1,699
	2002	10.30	7.58	18,199	1,812
	2003	7.58	10.97	7,168	1,817
	2004	10.97	12.32	7,847	1,799
	2005	12.32	13.40	6,768	1,796
	2006	13.40	14.54	4,051	1,798
	2007	14.54	16.94	4,075	104
	2008	16.94	8.16	2,317	108

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Capital Growth Portfolio	1999	$10.00	$14.20	247	0
	2000	14.20	10.39	3,641	0
	2001	10.39	8.78	3,639	0
	2002	8.78	5.03	4,269	0
	2003	5.03	6.97	3,201	0
	2004	6.97	8.25	3,935	0
	2005	8.25	8.38	1,564	0
	2006	8.38	9.95	1,142	0
	2007	9.95	10.94	1,122	0
	2008	10.94	6.89	848	0

S&P 500® Index Portfolio	1999	10.00	11.09	4,722	0
	2000	11.09	9.91	11,098	6,419
	2001	9.91	8.50	13,014	6,417
	2002	8.50	6.50	18,843	6,415
	2003	6.50	8.22	10,513	7,097
	2004	8.22	8.97	13,918	6,239
	2005	8.97	9.27	11,960	5,641
	2006	9.27	10.57	7,298	4,770
	2007	10.57	10.99	7,126	3,903
	2008	10.99	6.81	415	2,436

Strategic Value Portfolio	1999	10.00	10.36	699	0
	2000	10.36	10.36	0	1,050
	2001	10.36	9.81	1,544	1,049
	2002	9.81	7.82	1,543	1,049
	2003	7.82	9.79	1,543	1,049
	2004	9.79	10.61	1,542	1,048
	2005	10.61	10.99	1,542	1,048
	2006	10.99	12.65	1,542	1,048
	2007	12.65	11.42	1,541	1,047
	2008	11.42	8.10	0	0

Aggressive Growth Portfolio	2000	10.00	9.34	628	0
	2001	9.34	6.30	423	0
	2002	6.30	4.49	422	0
	2003	4.49	5.84	422	0
	2004	5.84	6.29	422	0
	2005	6.29	7.05	0	0
	2006	7.05	7.38	0	0
	2007	7.38	9.46	6,173	0
	2008	9.46	5.27	0	0

Nasdaq-100® Index Portfolio	2000	10.00	6.04	10,831	0
	2001	6.04	4.03	10,989	0
	2002	4.03	2.50	18,145	0
	2003	2.50	3.65	17,203	0
	2004	3.65	3.97	3,327	0
	2005	3.97	3.99	945	0
	2006	3.99	4.20	943	0
	2007	4.20	4.93	940	0
	2008	4.93	2.83	937	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

High Income Bond Portfolio	2002	$10.00	$10.02	2,413	184
	2003	10.02	12.17	2,432	190
	2004	12.17	13.32	1,470	160
	2005	13.32	13.57	3,303	155
	2006	13.57	14.79	2,867	160
	2007	14.79	11.42	1,541	165
	2008	11.42	11.19	2,064	170

Bristol Portfolio	2005	10.00	10.32	308	0
	2006	10.32	11.89	927	0
	2007	11.89	12.67	949	0
	2008	12.67	7.45	15	0

Bryton Growth Portfolio	2007	12.04	13.08	0	0
	2008	13.08	7.82	16	0

Balanced Portfolio	2007	11.41	12.67	0	1,577
	2008	12.67	9.16	0	0

U.S. Equity Portfolio	2007	10.94	12.25	0	0
	2008	12.25	6.30	0	0

Income Opportunity Portfolio	2007	10.54	11.29	0	0
	2008	11.29	8.85	0	0

Target VIP Portfolio	2007	11.09	12.04	0	0
	2008	12.04	6.75	0	0

Target Equity/Income Portfolio	2007	10.94	11.95	5,299	0
	2008	11.95	6.49	5,694	0

Bristol Growth Portfolio	2007	10.00	10.26	0	0
	2008	10.26	6.03	0	0

ALPS Variable Insurance Trust (Class II Shares)

AVS Listed Private Equity Portfolio	2008	10.00	3.73	0	0

Calvert Variable Series, Inc.

Social Equity Portfolio	2005	10.00	7.50	0	1,050
	2006	7.50	8.17	0	1,049
	2007	8.17	8.88	0	1,049
	2008	8.88	5.64	0	1,049

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

The Dow® Target Variable Fund LLC

The Dow® Target 10 Portfolios

First Quarter	2005	$10.00	$11.59	181	0
	2006	11.59	16.15	181	0
	2007	16.15	16.44	0	0
	2008	16.44	6.03	0	0

Second Quarter	2005	12.53	12.53	384	0
	2006	12.53	17.09	0	0
	2007	17.09	17.72	0	0
	2008	17.72	8.60	0	0

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2008	12.31	8.55	0	0

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	10.00	6.28	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2001	9.24	8.00	4,044	0
	2002	8.00	7.16	4,584	0
	2003	7.16	9.07	7,770	0
	2004	9.07	10.33	6,505	0
	2005	10.33	11.92	13,160	251
	2006	11.92	13.14	12,104	251
	2007	13.14	15.25	11,506	250
	2008	15.25	8.64	6,495	250

VIP Mid Cap Portfolio	2001	11.17	10.66	1,489	0
	2002	10.66	9.48	5,173	0
	2003	9.48	12.97	8,320	0
	2004	12.97	15.99	6,642	0
	2005	15.99	18.67	10,004	0
	2006	18.67	20.76	8,511	0
	2007	20.76	23.68	8,487	0
	2008	23.68	14.14	5,494	0

VIP Growth Portfolio	2000	10.00	8.47	10,725	0
	2001	8.47	6.88	12,332	0
	2002	6.88	4.74	13,980	0
	2003	4.74	6.22	10,525	1,228
	2004	6.22	6.34	11,489	1,181
	2005	6.34	6.62	6,227	1,174
	2006	6.62	6.98	6,185	277
	2007	6.98	8.74	5,963	287
	2008	8.74	4.56	5,482	298

VIP Equity-Income Portfolio	2007	10.94	12.30	1,383	960
	2008	12.30	6.96	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VIP Real Estate Portfolio	2008	$10.00	$5.30	0	0

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2007	11.77	12.08	903	0
	2008	12.08	8.40	618	0

Franklin Flex Cap Growth Securities Fund	2007	10.81	12.22	0	0
	2008	12.22	7.82	0	0

Templeton Foreign Securities Fund	2007	12.54	14.32	853	0
	2008	14.32	8.44	407	0

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.62	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Growth and Income Fund	1999	10.00	10.50	81	0
	2000	10.50	9.90	1,413	0
	2001	9.90	8.88	1,419	0
	2002	8.88	7.79	1,418	0
	2003	7.79	9.58	1,417	0
	2004	9.58	11.25	5,276	0
	2005	11.25	11.57	2,285	0
	2006	11.57	14.03	1,532	0
	2007	14.03	14.09	1,522	0
	2008	14.09	9.12	334	0

Goldman Sachs Structured U.S. Equity Fund	1999	10.00	10.92	0	2,216
	2000	10.92	9.97	38	2,215
	2001	9.97	8.51	83	0
	2002	8.51	6.57	0	0
	2003	6.57	8.42	0	0
	2004	8.42	9.57	1,395	0
	2005	9.57	10.08	0	0
	2006	10.08	11.26	0	0
	2007	11.26	10.95	0	0
	2008	10.95	6.82	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Goldman Sachs Capital Growth Fund	2000	$10.00	$10.18	118	0
	2001	10.18	8.61	106	0
	2002	8.61	6.44	89	0
	2003	6.44	7.88	73	0
	2004	7.88	8.51	58	0
	2005	8.51	8.66	49	0
	2006	8.66	9.30	0	0
	2007	9.30	10.13	0	0
	2008	10.13	5.84	0	0

Janus Aspen Series (Institutional Shares)

Janus Portfolio (formerly Large Cap Growth)	1999	10.00	11.66	7,707	0
	2000	11.66	9.85	17,013	1,602
	2001	9.85	7.33	17,297	1,602
	2002	7.33	5.33	9,833	1,602
	2003	5.33	6.95	7,382	1,601
	2004	6.95	7.18	5,953	1,366
	2005	7.18	7.41	4,648	1,201
	2006	7.41	8.16	3,663	1,150
	2007	8.16	9.29	3,545	1,038
	2008	9.29	5.54	2,510	881

Worldwide Portfolio (formerly Worldwide Growth)	1999	10.00	13.23	3,185	0
	2000	13.23	11.03	26,493	6,449
	2001	11.03	8.46	27,965	2,674
	2002	8.46	6.24	23,137	2,104
	2003	6.24	7.65	14,297	2,103
	2004	7.65	7.93	14,579	1,730
	2005	7.93	8.30	9,299	1,729
	2006	8.30	9.70	6,473	1,728
	2007	9.70	10.52	5,912	220
	2008	10.52	5.76	3,829	219

Balanced Portfolio	1999	10.00	11.03	9,739	0
	2000	11.03	10.66	20,093	7,965
	2001	10.66	10.05	23,511	7,959
	2002	10.05	9.30	30,791	7,846
	2003	9.30	10.49	22,397	7,848
	2004	10.49	11.26	19,532	8,062
	2005	11.26	12.03	15,867	7,472
	2006	12.03	13.17	10,425	7,474
	2007	13.17	14.40	9,529	1,274
	2008	14.40	11.98	4,836	1,277

Janus Aspen Series (Service Shares)

Overseas Portfolio (formerly International Growth)	2005	10.00	10.94	730	0
	2006	10.94	15.87	10,899	0
	2007	15.87	20.09	11,812	0
	2008	20.09	9.49	513	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio	2007	$11.98	$12.14	519	990
	2008	12.14	8.02	0	0

JPMorgan Small Company Portfolio	2007	11.61	10.83	0	0
	2008	10.83	7.29	0	0

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small Cap Equity Portfolio	2001	12.62	14.80	5,795	0
	2002	14.80	12.06	2,760	178
	2003	12.06	16.36	614	177
	2004	16.36	18.59	2,062	903
	2005	18.59	19.13	1,350	902
	2006	19.13	21.96	1,424	175
	2007	21.96	20.15	1,128	174
	2008	20.15	12.66	288	0

Lazard Retirement Emerging Markets Equity Portfolio	2002	8.36	8.14	1,492	0
	2003	8.14	12.32	0	0
	2004	12.32	15.91	2,677	0
	2005	15.91	22.15	7,746	0
	2006	22.15	28.48	2,956	442
	2007	28.48	37.55	4,644	510
	2008	37.55	19.04	538	141

Lazard Retirement U.S. Strategic Equity Portfolio	2007	11.91	11.67	0	0
	2008	11.67	7.47	0	0

Lazard Retirement International Equity Portfolio	2007	12.64	13.85	0	0
	2008	13.85	8.63	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Fundamental Value Portfolio	2008	11.93	7.48	0	0

Capital and Income Portfolio	2008	11.78	7.57	0	0

Investors Portfolio	2008	12.34	7.86	0	0

MFS® Variable Insurance Trust

MFS® New Discovery Series	2007	11.61	11.74	0	0
	2008	11.74	7.02	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

MFS® Investors Growth Series	2007	$10.88	$11.94	0	0
	2008	11.94	7.44	0	0

MFS® Mid Cap Growth Series	2007	10.37	11.24	0	0
	2008	11.24	5.38	0	0

MFS® Total Return Series	2007	11.22	11.54	0	524
	2008	11.54	8.87	0	0

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio	2008	10.39	5.56	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2007	10.04	10.99	367	0
	2008	10.99	10.10	0	514

Total Return Portfolio	2007	10.42	11.21	133	0
	2008	11.21	11.62	0	0

Global Bond Portfolio	2007	10.34	11.23	0	0
	2008	11.23	11.01	330	487

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2005	10.00	10.32	1,535	0
	2006	10.32	11.80	3,239	0
	2007	11.80	11.42	4,554	0
	2008	11.42	8.23	993	0

Micro-Cap Portfolio	2007	12.59	12.95	0	0
	2008	12.95	7.26	17	0

The Universal Institutional Funds, Inc. (Class I) (Van Kampen)

Van Kampen’s UIF U.S. Real Estate Portfolio	2000	10.00	12.97	6,574	0
	2001	12.97	14.09	365	0
	2002	14.09	13.83	1,779	0
	2003	13.83	18.81	1,089	0
	2004	18.81	25.31	7,435	0
	2005	25.31	29.39	2,072	0
	2006	29.39	40.13	3,701	0
	2007	40.13	32.91	1,405	0
	2008	32.91	20.22	1,239	0

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)

Van Kampen’s UIF Core Plus Fixed Income Portfolio	2008	10.80	9.57	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Van Kampen’s UIF International Growth Equity Portfolio	2008	$12.19	$6.21	0	0

Van Kampen’s UIF Capital Growth Portfolio	2008	12.34	6.18	0	0

Wells Fargo Advantage FundsSM Variable Trust

VT Discovery Fund	1999	10.00	12.92	1,510	0
	2000	12.92	10.88	7,173	0
	2001	10.88	7.45	1,733	0
	2002	7.45	4.60	1,669	0
	2003	4.60	6.11	2,834	0
	2004	6.11	7.20	2,702	0
	2005	7.20	7.81	2,472	0
	2006	7.81	8.85	2,230	0
	2007	8.85	10.71	1,113	0
	2008	10.71	5.89	642	0

VT Opportunity Fund	2000	10.00	11.77	3,464	337
	2001	11.77	11.21	8,307	337
	2002	11.21	8.11	4,467	336
	2003	8.11	10.99	3,670	1,110
	2004	10.99	12.85	3,842	1,110
	2005	12.85	13.72	3,214	1,110
	2006	13.72	15.22	1,836	336
	2007	15.22	16.06	1,350	287
	2008	16.06	9.51	292	213

VT Small/Mid Cap Fund	2001	10.97	11.30	618	0
	2002	11.30	8.59	618	0
	2003	8.59	11.75	617	0
	2004	11.75	13.57	617	0
	2005	13.57	15.64	616	0
	2006	15.64	17.90	0	0
	2007	17.90	17.58	0	0
	2008	17.58	9.64	0	0

Form V-4826

Investar Vision and Top Spectrum Flexible Payment Variable Annuity

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Ohio National Fund, Inc.

Money Market Portfolio	1999	$10.80	$11.18	103,091
	2000	11.18	11.73	44,225
	2001	11.73	12.00	70,835
	2002	12.00	12.00	49,201
	2003	12.00	11.93	29,942
	2004	11.93	11.88	253,390
	2005	11.88	12.06	149,232
	2006	12.06	12.46	114,065
	2007	12.46	12.90	68,778
	2008	12.90	12.94	50,589

Equity Portfolio	1999	12.09	14.30	239,130
	2000	14.30	13.16	233,589
	2001	13.16	11.88	226,355
	2002	11.88	9.52	158,025
	2003	9.52	13.56	142,254
	2004	13.56	15.03	137,163
	2005	15.03	15.73	101,320
	2006	15.73	16.55	58,657
	2007	16.55	15.36	41,716
	2008	15.36	6.84	30,477

Bond Portfolio	1999	11.20	11.11	85,725
	2000	11.11	11.60	77,334
	2001	11.60	12.40	69,466
	2002	12.40	13.28	81,359
	2003	13.28	14.47	74,590
	2004	14.47	15.11	62,994
	2005	15.11	14.96	50,332
	2006	14.96	15.41	38,047
	2007	15.41	15.77	20,500
	2008	15.77	13.77	9,783

Omni Portfolio	1999	11.97	13.14	258,876
	2000	13.14	11.04	218,168
	2001	11.04	9.46	179,388
	2002	9.46	7.21	121,552
	2003	7.21	8.97	114,672
	2004	8.97	9.47	89,833
	2005	9.47	10.23	62,008
	2006	10.23	11.43	41,259
	2007	11.43	12.06	27,967
	2008	12.06	8.15	19,400

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

S&P 500® Index Portfolio	1999	$11.45	$14.19	324,817
	2000	14.19	12.64	319,024
	2001	12.64	10.81	261,808
	2002	10.81	8.24	189,257
	2003	8.24	10.39	160,544
	2004	10.39	11.31	131,066
	2005	11.31	11.65	102,279
	2006	11.65	13.25	67,923
	2007	13.25	13.72	42,457
	2008	13.72	8.49	33,273

International Portfolio	1999	10.36	17.11	90,063
	2000	17.11	13.13	81,618
	2001	13.13	9.12	65,664
	2002	9.12	7.13	50,787
	2003	7.13	9.33	50,496
	2004	9.33	10.39	44,121
	2005	10.39	11.22	37,720
	2006	11.22	13.19	27,810
	2007	13.19	14.23	13,542
	2008	14.23	7.57	11,303

International Small-Mid Company Portfolio	1999	11.27	23.17	29,582
	2000	23.17	15.94	29,995
	2001	15.94	11.11	28,137
	2002	11.11	9.31	24,648
	2003	9.31	14.14	25,391
	2004	14.14	16.85	23,943
	2005	16.85	21.44	22,876
	2006	21.44	26.72	19,823
	2007	26.72	30.95	8,696
	2008	30.95	14.86	8,163

Capital Appreciation Portfolio	1999	11.87	12.46	168,262
	2000	12.46	16.16	135,916
	2001	16.16	17.49	123,301
	2002	17.49	13.77	92,584
	2003	13.77	17.86	81,920
	2004	17.86	19.82	65,541
	2005	19.82	20.57	47,804
	2006	20.57	23.61	34,030
	2007	23.61	24.17	21,920
	2008	24.17	14.54	15,501

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Mid Cap Opportunity Portfolio	1999	$10.00	$14.87	240
	2000	14.87	13.45	6,600
	2001	13.45	11.54	5,613
	2002	11.54	8.47	3,301
	2003	8.47	12.22	4,665
	2004	12.22	13.68	2,983
	2005	13.68	14.84	4,178
	2006	14.84	16.05	872
	2007	16.05	18.65	581
	2008	18.65	8.96	807

Capital Growth Portfolio	1999	10.00	30.94	1,323
	2000	30.94	22.58	4,844
	2001	22.58	19.01	4,784
	2002	19.01	10.86	2,916
	2003	10.86	15.01	2,472
	2004	15.01	17.72	2,536
	2005	17.72	17.93	1,524
	2006	17.93	21.25	2,499
	2007	21.25	23.30	594
	2008	23.30	14.62	557

High Income Bond Portfolio	2002	9.36	9.61	499
	2003	9.61	11.64	4,544
	2004	11.64	12.70	5,873
	2005	12.70	12.90	5,409
	2006	12.90	14.01	2,975
	2007	14.01	14.30	1,993
	2008	14.30	10.54	1,789

Strategic Value Portfolio	2001	10.57	9.98	198
	2002	9.98	7.93	198
	2003	7.93	9.90	5,708
	2004	9.90	10.70	5,708
	2005	10.70	11.05	1,769
	2006	11.05	12.68	100
	2007	12.68	11.41	650
	2008	11.41	8.07	3,257

Millennium Portfolio	1999	11.84	24.10	148,302
	2000	24.10	21.10	143,410
	2001	21.10	16.99	129,693
	2002	16.99	11.27	94,937
	2003	11.27	15.30	79,920
	2004	15.30	16.74	59,278
	2005	16.74	16.51	42,489
	2006	16.51	17.48	28,776
	2007	17.48	21.72	22,068
	2008	21.72	12.31	18,323

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Aggressive Growth Portfolio	1999	$11.86	$12.37	91,754
	2000	12.37	8.86	84,382
	2001	8.86	5.96	67,253
	2002	5.96	4.24	45,864
	2003	4.24	5.49	32,512
	2004	5.49	5.90	25,931
	2005	5.90	6.59	19,393
	2006	6.59	6.88	18,438
	2007	6.88	8.79	15,976
	2008	8.79	4.88	14,651

Small Cap Growth Portfolio	1999	10.00	14.12	1,003
	2000	14.12	11.57	4,530
	2001	11.57	6.90	3,437
	2002	6.90	4.83	2,950
	2003	4.83	6.92	2,693
	2004	6.92	7.60	2,692
	2005	7.60	7.98	2,258
	2006	7.98	9.89	2,257
	2007	9.89	11.18	0
	2008	11.18	5.77	0

Nasdaq-100® Index Portfolio	2000	10.00	6.03	1,532
	2001	6.03	4.01	1,804
	2002	4.01	2.48	6,071
	2003	2.48	3.61	5,090
	2004	3.61	3.92	3,474
	2005	3.92	3.92	2,754
	2006	3.92	4.12	2,013
	2007	4.12	4.82	1,285
	2008	4.82	2.76	1,441

Bristol Portfolio	2006	12.32	11.84	2,837
	2007	11.84	12.59	3,071
	2008	12.59	7.38	3,092

Bryton Growth Portfolio	2006	10.12	11.99	33
	2007	11.99	13.00	33
	2008	13.00	7.75	0

Balanced Portfolio	2007	11.37	12.59	0
	2008	12.59	9.07	0

U.S. Equity Portfolio	2007	10.90	12.17	0
	2008	12.17	6.24	0

Income Opportunity Portfolio	2007	10.51	11.22	0
	2008	11.22	8.76	0

Target VIP Portfolio	2007	11.05	11.96	0
	2008	11.96	6.68	0

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Target Equity/Income Portfolio	2007	$10.90	$11.87	0
	2008	11.87	6.43	0

Bristol Growth Portfolio	2007	10.00	10.24	0
	2008	10.24	6.00	0

ALPS Variable Insurance Trust (Class II Shares)

AVS Listed Private Equity Portfolio	2008	10.00	3.72	0

Calvert Variable Series, Inc.

Social Equity Portfolio	2007	8.00	8.67	246
	2008	8.67	5.49	245

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2008	12.23	8.47	2,587

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	10.00	6.27	0

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2001	9.22	7.96	2,725
	2002	7.96	7.10	2,365
	2003	7.10	8.97	9,200
	2004	8.97	10.19	14,766
	2005	10.19	11.73	12,539
	2006	11.73	12.89	11,103
	2007	12.89	14.90	5,743
	2008	14.90	8.42	4,177

VIP Mid Cap Portfolio	2000	10.00	11.15	2,296
	2001	11.15	10.61	1,406
	2002	10.61	9.41	3,942
	2003	9.41	12.83	5,181
	2004	12.83	15.77	8,169
	2005	15.77	18.36	9,823
	2006	18.36	20.35	5,564
	2007	20.35	23.15	5,512
	2008	23.15	13.78	4,740

VIP Growth Portfolio	2000	10.00	8.45	2,662
	2001	8.45	6.85	5,871
	2002	6.85	4.71	5,217
	2003	4.71	6.15	9,718
	2004	6.15	6.26	17,382
	2005	6.26	6.51	20,540
	2006	6.51	6.84	16,778
	2007	6.84	8.55	6,289
	2008	8.55	4.44	2,966

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Equity-Income Portfolio	2006	$10.11	$12.24	94
	2007	12.24	12.22	93
	2008	12.22	6.89	93

VIP Real Estate Portfolio	2008	10.00	5.28	0

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2006	10.06	11.73	3,555
	2007	11.73	12.00	931
	2008	12.00	8.32	929

Templeton Foreign Securities Fund	2006	10.44	12.49	1,016
	2007	12.49	14.23	1,121
	2008	14.23	8.36	1,064

Franklin Flex Cap Growth Securities Fund	2007	10.77	12.14	0
	2008	12.14	7.74	0

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.60	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Structured U.S. Equity Fund	1999	10.00	12.49	9,482
	2000	12.49	11.13	12,704
	2001	11.13	9.66	12,090
	2002	9.66	7.44	11,603
	2003	7.44	9.50	2,232
	2004	9.50	10.77	6
	2005	10.77	11.32	1,462
	2006	11.32	12.60	1,899
	2007	12.60	12.22	2,032
	2008	12.22	7.59	1,993

Goldman Sachs Capital Growth Fund	1999	11.58	14.52	55,854
	2000	14.52	13.18	50,896
	2001	13.18	11.12	47,707
	2002	11.12	8.30	30,917
	2003	8.30	10.12	27,886
	2004	10.12	10.89	13,942
	2005	10.89	11.06	13,742
	2006	11.06	11.84	8,736
	2007	11.84	12.86	4,868
	2008	12.86	7.38	4,687

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Goldman Sachs Growth and Income Fund	2006	$11.71	$12.04	9,002
	2007	12.04	12.05	7,980
	2008	12.05	7.78	6,457

Janus Aspen Series (Institutional Shares)

Janus Portfolio (formerly Large Cap Growth)	1999	10.00	16.41	14,331
	2000	16.41	13.83	46,083
	2001	13.83	10.26	10,381
	2002	10.26	7.44	35,416
	2003	7.44	9.66	23,316
	2004	9.66	9.96	17,072
	2005	9.96	10.25	11,602
	2006	10.25	11.25	9,669
	2007	11.25	12.77	8,214
	2008	12.77	7.59	7,468

Worldwide Portfolio (formerly Worldwide Growth)	1999	10.31	16.72	141,812
	2000	16.72	13.90	153,172
	2001	13.90	10.63	113,857
	2002	10.63	7.81	86,447
	2003	7.81	9.55	66,624
	2004	9.55	9.87	51,613
	2005	9.87	10.31	39,235
	2006	10.31	12.02	18,295
	2007	12.02	12.99	13,721
	2008	12.99	7.09	6,822

Balanced Portfolio	1999	11.96	14.95	401,500
	2000	14.95	14.40	2,675,114
	2001	14.40	13.54	360,910
	2002	13.54	12.49	291,172
	2003	12.49	14.05	244,365
	2004	14.05	15.04	189,347
	2005	15.04	16.01	135,505
	2006	16.01	17.48	88,148
	2007	17.48	19.06	57,739
	2008	19.06	15.82	38,776

Janus Aspen Series (Service Shares)

Overseas Portfolio (formerly International Growth)	2006	16.00	15.81	1,573
	2007	15.81	19.96	616
	2008	19.96	9.40	461

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

J.P. Morgan Series Trust II

JPMorgan Small Company Portfolio	2006	$15.12	$11.57	33
	2007	11.57	10.76	33
	2008	10.76	7.22	0

JPMorgan Mid Cap Value Portfolio	2006	18.27	11.93	2,049
	2007	11.93	12.06	2,201
	2008	12.06	7.94	2,129

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small Cap Equity Portfolio	2002	12.97	10.53	3,908
	2003	10.53	14.25	2,895
	2004	14.25	16.15	4,166
	2005	16.15	16.56	5,290
	2006	16.56	18.96	2,424
	2007	18.96	17.35	411
	2008	17.35	10.87	316

Lazard Retirement Emerging Markets Equity Portfolio	1999	6.03	11.48	43,692
	2000	11.48	8.14	43,587
	2001	8.14	7.62	32,274
	2002	7.62	7.41	28,005
	2003	7.41	11.17	21,514
	2004	11.17	14.38	12,143
	2005	14.38	19.97	11,475
	2006	19.97	25.60	8,469
	2007	25.60	33.65	7,460
	2008	33.65	17.01	4,803

Lazard Retirement U.S. Strategic Equity Portfolio	2007	11.87	11.60	0
	2008	11.60	7.40	0

Lazard Retirement International Equity Portfolio	2007	12.60	13.76	0
	2008	13.76	8.55	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Fundamental Value Portfolio	2006	10.20	11.87	721
	2007	11.87	11.85	606
	2008	11.85	7.41	401

Capital and Income Portfolio	2007	11.35	11.71	0
	2008	11.71	7.50	0

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Investors Portfolio	2007	$11.96	$12.26	110
	2008	12.26	7.78	110

MFS® Variable Insurance Trust (Service Class)

MFS® Total Return Series	2002	10.00	10.18	4,080
	2003	10.18	11.64	8,712
	2004	11.64	12.75	28,501
	2005	12.75	12.90	36,869
	2006	12.90	14.21	27,199
	2007	14.21	14.56	25,460
	2008	14.56	11.15	20,472

MFS® New Discovery Series	2006	11.32	15.54	6,065
	2007	15.54	15.67	268
	2008	15.67	9.34	246

MFS® Investors Growth Series	2006	10.41	13.76	0
	2007	13.76	15.06	0
	2008	15.06	9.36	0

MFS® Mid Cap Growth Series	2006	9.74	15.46	1,023
	2007	15.46	16.70	983
	2008	16.70	7.97	766

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio	2008	10.34	5.51	0

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2002	10.00	10.66	1,781
	2003	10.66	11.45	5,612
	2004	11.45	12.29	6,996
	2005	12.29	12.38	7,103
	2006	12.38	12.30	7,567
	2007	12.30	13.42	5,607
	2008	13.42	12.30	5,019

Total Return Portfolio	2002	10.00	10.42	247
	2003	10.42	10.79	2,505
	2004	10.79	11.16	2,058
	2005	11.16	11.28	7,338
	2006	11.28	11.55	2,467
	2007	11.55	12.39	1,896
	2008	12.39	12.81	1,835

Global Bond Portfolio	2006	12.31	12.49	1,342
	2007	12.49	13.52	1,556
	2008	13.52	13.22	2,475

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

The Prudential Series Fund, Inc. (Class II Shares)

Jennison 20/20 Focus Portfolio	2006	$17.02	$19.40	4,772
	2007	19.40	21.06	175
	2008	21.06	12.59	94

Jennison Portfolio	2007	14.84	16.32	0
	2008	16.32	10.05	0

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2006	18.66	11.76	898
	2007	11.76	11.35	522
	2008	11.35	8.15	2,498

Micro Cap Portfolio	2007	12.54	12.86	0
	2008	12.86	7.20	0

The Universal Institutional Funds, Inc. (Class I) (Van Kampen)

Van Kampen’s UIF U.S. Real Estate Portfolio	1999	10.00	8.69	3,270
	2000	8.69	11.08	11,549
	2001	11.08	12.00	10,323
	2002	12.00	11.74	391
	2003	11.74	15.92	771
	2004	15.92	21.41	5,660
	2005	21.41	24.72	3,390
	2006	24.72	33.65	6,690
	2007	33.65	27.52	1,695
	2008	27.52	16.86	1,287

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)

Core Plus Fixed Income	2006	12.26	10.34	986
	2007	10.34	10.73	986
	2008	10.73	9.48	986

Van Kampen’s UIF International Growth Equity Portfolio	2008	12.13	6.16	0

Van Kampen’s UIF Capital Growth Portfolio	2008	12.28	6.13	0

Form V-4826

				Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at
	December 31	Beginning of Year	End of Year	End of Year

Wells Fargo Advantage FundsSM Variable Trust

VT Small/Mid Cap Fund	1999	$10.00	$21.58	1,645
	2000	21.58	18.13	8,789
	2001	18.13	12.38	11,444
	2002	12.38	7.62	9,488
	2003	7.62	10.09	9,422
	2004	10.09	11.85	9,754
	2005	11.85	12.81	5,091
	2006	12.81	15.34	769
	2007	15.34	15.02	692
	2008	15.02	8.21	394

VT Opportunity Fund	1999	10.00	12.69	118
	2000	12.69	13.35	647
	2001	13.35	12.67	3,911
	2002	12.67	9.15	7,451
	2003	9.15	12.36	6,973
	2004	12.36	14.41	6,383
	2005	14.41	15.33	4,622
	2006	15.33	16.96	2,670
	2007	16.96	17.84	2,212
	2008	17.84	10.54	620

VT Discovery Fund	2001	9.56	9.82	2,201
	2002	9.82	7.44	0
	2003	7.44	10.16	0
	2004	10.16	11.70	0
	2005	11.70	13.44	2,057
	2006	13.44	14.49	3,222
	2007	14.49	17.48	2,541
	2008	17.48	9.59	1,106

TOP TRADITION

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund, Inc.

VAA Money Market Portfolio	1999	$19.10	$19.85	241,774	0
	2000	19.85	20.88	144,673	0
	2001	20.88	21.43	238,064	0
	2002	21.43	21.49	244,915	0
	2003	21.49	21.42	198,840	0
	2004	21.42	21.40	122,529	0
	2005	21.40	21.79	85,123	0
	2006	21.79	22.58	101,475	0
	2007	22.58	23.44	103,486	0
	2008	23.44	23.59	170,014	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Money Market Portfolio	1999	$19.27	$20.02	0	129,935
	2000	20.02	21.05	0	54,882
	2001	21.05	21.62	0	143,776
	2002	21.62	21.68	0	99,162
	2003	21.68	21.60	0	69,694
	2004	21.60	21.58	0	46,172
	2005	21.58	21.97	0	40430
	2006	21.97	22.77	0	38,685
	2007	22.77	23.64	0	96,754
	2008	23.64	23.79	0	85,475

VAA Equity Portfolio	1999	53.82	63.81	1,219,724	0
	2000	63.81	58.92	1,047,847	0
	2001	58.92	53.36	987,197	0
	2002	53.36	42.89	847,700	0
	2003	42.89	61.24	780,609	0
	2004	61.24	68.10	693,379	0
	2005	68.10	71.48	600,566	0
	2006	71.48	75.41	500,404	0
	2007	75.41	70.20	424,121	0
	2008	70.20	31.37	336,993	0

VAB Equity Portfolio	1999	55.14	65.64	0	566,619
	2000	65.64	60.34	0	485,303
	2001	60.34	54.65	0	430,401
	2002	54.65	43.92	0	335,950
	2003	43.92	62.71	0	295,374
	2004	62.71	69.74	0	262,643
	2005	69.74	73.20	0	220,294
	2006	73.20	77.23	0	189,547
	2007	77.23	71.88	0	153,336
	2008	71.88	32.12	0	114,877

VAA Bond Portfolio	1999	28.25	28.10	115,712	0
	2000	28.10	29.43	91,351	0
	2001	29.43	31.56	118,879	0
	2002	31.56	33.91	134,726	0
	2003	33.91	37.05	109,687	0
	2004	37.05	38.81	91,364	0
	2005	38.81	38.55	83,474	0
	2006	38.55	39.82	66,767	0
	2007	39.82	40.85	55,868	0
	2008	40.85	35.78	49,262	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VAB Bond Portfolio	1999	$26.14	$26.01	0	96,317
	2000	26.01	27.23	0	74,174
	2001	27.23	29.20	0	98,552
	2002	29.20	31.38	0	97,963
	2003	31.38	34.29	0	82,203
	2004	34.29	35.91	0	62,858
	2005	35.91	35.67	0	57,202
	2006	35.67	36.85	0	61,515
	2007	36.85	37.80	0	60,913
	2008	37.80	33.11	0	50,697

VAA Omni Portfolio	1999	40.51	44.62	1,081,115	0
	2000	44.62	37.58	866,823	0
	2001	37.58	32.31	716,682	0
	2002	32.31	24.68	594,964	0
	2003	24.68	30.81	517,789	0
	2004	30.81	32.64	444,510	0
	2005	32.64	35.35	372,611	0
	2006	35.35	39.62	309,347	0
	2007	39.62	41.93	271,907	0
	2008	41.93	28.42	231,895	0

VAB Omni Portfolio	1999	40.29	44.38	0	576,927
	2000	44.38	37.38	0	461,399
	2001	37.38	32.14	0	359,975
	2002	32.14	24.55	0	288,071
	2003	24.55	30.64	0	247,514
	2004	30.64	32.47	0	214,582
	2005	32.47	35.16	0	176,533
	2006	35.16	39.41	0	126,702
	2007	39.41	41.70	0	97,840
	2008	41.70	28.27	0	83,612

S&P 500® Index Portfolio	1999	16.76	20.82	1,516,466	626,757
	2000	20.82	18.61	1,352,791	572,518
	2001	18.61	15.95	1,203,210	485,469
	2002	15.95	12.21	1,062,848	413,646
	2003	12.21	15.44	986,495	341,395
	2004	15.44	16.81	865,003	310,573
	2005	16.81	17.40	722,817	258,743
	2006	17.40	19.85	557,596	220,650
	2007	19.85	20.62	486,895	187,212
	2008	20.62	12.79	404,391	145,119

International Portfolio	1999	17.28	28.61	1,299,713	755,373
	2000	28.61	22.02	1,190,355	680,017
	2001	22.02	15.34	1,077,389	577,856
	2002	15.34	12.04	933,614	473,133
	2003	12.04	15.79	823,762	383,253
	2004	15.79	17.64	706,998	292,781
	2005	17.64	19.09	616,609	255,683
	2006	19.09	22.52	544,620	212,159
	2007	22.52	24.37	456,421	172,432
	2008	24.37	13.00	384,246	153,597

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

International Small-Mid Company Portfolio	1999	$12.70	$26.19	157,347	119,756
	2000	26.19	18.06	174,381	124,693
	2001	18.06	12.63	148,637	109,586
	2002	12.63	10.62	134,150	90,154
	2003	10.62	16.17	131,050	86,116
	2004	16.17	19.33	116,939	67,429
	2005	19.33	24.67	116,404	68,292
	2006	24.67	30.83	106,511	58,981
	2007	30.83	35.82	111,787	47,679
	2008	35.82	17.25	87,580	30,104

Capital Appreciation Portfolio	1999	15.54	16.36	536,419	332,204
	2000	16.36	21.28	438,550	310,191
	2001	21.28	23.09	506,990	311,695
	2002	23.09	28.24	468,721	300,763
	2003	28.24	23.73	418,784	233,847
	2004	23.73	26.40	352,542	188,749
	2005	26.40	27.49	297,867	152,120
	2006	27.49	31.64	231,561	128,979
	2007	31.64	32.49	198,291	104,030
	2008	32.49	19.60	159,404	80,864

Mid Cap Opportunity Portfolio	1999	14.31	22.96	756,197	376,028
	2000	22.96	20.83	737,706	356,052
	2001	20.83	17.93	694,773	321,519
	2002	17.93	13.19	616,115	284,594
	2003	13.19	19.09	582,520	243,025
	2004	19.09	21.45	504,442	211,731
	2005	21.45	23.33	419,408	163,347
	2006	23.33	25.30	322,989	129,429
	2007	25.30	29.50	275,030	97,322
	2008	29.50	14.21	232,618	68,280

Capital Growth Portfolio	1999	10.00	14.20	14,665	10,147
	2000	14.20	10.39	190,727	82,911
	2001	10.39	8.78	153,164	56,617
	2002	8.78	5.03	139,042	53,604
	2003	5.03	6.97	114,522	42,681
	2004	6.97	8.25	112,136	43,079
	2005	8.25	8.38	90,457	34,954
	2006	8.38	9.95	66,814	29,726
	2007	9.95	10.95	73,916	28,597
	2008	10.95	6.89	37,325	11,893

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

High Income Bond Portfolio	1999	$10.00	$10.29	1,173	1,233
	2000	10.29	9.45	2,313	473
	2001	9.45	9.75	20,599	4,375
	2002	9.75	10.02	27,079	18,792
	2003	10.02	12.17	36,128	15,768
	2004	12.17	13.23	31,474	13,543
	2005	13.23	13.57	41,596	15,778
	2006	13.57	14.79	47,931	17,979
	2007	14.79	15.14	50,464	16,440
	2008	15.14	11.19	41,093	11,749

Strategic Value Portfolio	2000	10.00	10.36	10,270	19,912
	2001	10.36	9.81	42,464	27,256
	2002	9.81	7.82	47,593	26,185
	2003	7.82	9.79	57,233	17,600
	2004	9.79	10.61	50,399	14,125
	2005	10.61	10.99	47,952	11,113
	2006	10.99	12.65	49,044	10,634
	2007	12.65	11.42	23,566	10,540
	2008	11.42	8.10	19,523	6,795

Millennium Portfolio	1999	16.67	34.04	776,055	286,164
	2000	34.04	29.89	755,719	286,083
	2001	29.89	24.14	679,746	243,056
	2002	24.14	16.06	605,966	204,134
	2003	16.06	21.87	541,497	173,031
	2004	21.87	23.99	442,116	147,640
	2005	23.99	23.73	350,949	117,776
	2006	23.73	25.21	283,025	96,206
	2007	25.21	31.42	234,127	61,399
	2008	31.42	17.86	205,671	56,682

Aggressive Growth Portfolio	1999	12.42	13.00	191,692	87,207
	2000	13.00	9.34	241,489	101,866
	2001	9.34	6.30	220,085	93,890
	2002	6.30	4.49	214,617	79,553
	2003	4.49	5.84	212,331	71,645
	2004	5.84	6.29	192,494	55,633
	2005	6.29	7.05	162,770	40,432
	2006	7.05	7.38	143,803	36,306
	2007	7.38	9.46	131,916	44,656
	2008	9.46	5.27	118,820	20,837

Small Cap Growth Portfolio	1999	10.32	20.92	202,849	139,073
	2000	20.92	17.20	251,363	177,009
	2001	17.20	10.29	201,045	133,771
	2002	10.29	7.21	174,699	110,406
	2003	7.21	10.37	151,471	83,787
	2004	10.37	11.43	122,489	72,248
	2005	11.43	12.04	97,972	57,878
	2006	12.04	14.96	82,488	53,971
	2007	14.96	16.96	73,916	47,441
	2008	16.96	8.78	66,136	28,076

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Nasdaq-100® Index Portfolio	2000	$10.00	$6.05	47,476	17,683
	2001	6.05	4.03	69,922	40,975
	2002	4.03	2.50	86,697	62,682
	2003	2.50	3.65	140,108	45,176
	2004	3.65	3.97	134,268	49,855
	2005	3.97	3.98	100,761	28,135
	2006	3.98	4.20	75,868	13,021
	2007	4.20	4.93	65,181	6,995
	2008	4.93	2.83	48,947	5,990

Bristol Portfolio	2002	10.00	7.84	2,114	0
	2003	7.84	10.27	6,755	518
	2004	10.27	11.04	6,694	0
	2005	11.04	12.23	8,423	0
	2006	12.23	14.09	7,636	0
	2007	14.09	15.01	21,322	1,902
	2008	15.01	8.83	15,108	1,870

Bryton Growth Portfolio	2002	10.00	6.83	3,554	3,132
	2003	6.83	9.16	13,953	1,867
	2004	9.16	9.74	9,643	314
	2005	9.74	10.05	7,262	198
	2006	10.05	11.61	5,945	198
	2007	11.61	12.61	6,031	869
	2008	12.61	7.54	4,078	830

Balanced Portfolio	2005	10.00	10.19	0	0
	2006	10.19	11.41	4,800	0
	2007	11.41	12.67	4,801	268
	2008	12.67	9.16	4,799	843

U.S. Equity Portfolio	2005	10.00	10.25	0	0
	2006	10.25	10.94	476	0
	2007	10.94	12.25	486	0
	2008	12.25	6.30	476	0

Income Opportunity Portfolio	2005	10.00	10.23	0	0
	2006	10.23	10.54	186	0
	2007	10.54	11.29	647	0
	2008	11.29	8.85	645	0

Target VIP Portfolio	2005	10.00	10.12	254	0
	2006	10.12	11.09	58	0
	2007	11.09	12.04	4,436	0
	2008	12.04	6.75	4,541	0

Target Equity/Income Portfolio	2005	10.00	10.11	2,020	0
	2006	10.11	10.94	7,614	506
	2007	10.94	11.95	16,523	4,768
	2008	11.95	6.49	18,555	932

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	10.26	6.03	104	0

ALPS Variable Insurance Trust (Class II Shares)

AVS Listed Private Equity Portfolio	2008	10.00	3.73	0	0

Calvert Variable Series, Inc.

Social Equity Portfolio	2003	10.00	6.69	19,291	7,851
	2004	6.69	7.09	18,932	7,820
	2005	7.09	7.34	17,644	4,949
	2006	7.34	7.99	16,038	4,789
	2007	7.99	8.69	15,967	4,506
	2008	8.69	5.52	15,745	4,433

The Dow® Target Variable Fund LLC

The Dow® Target 10 Portfolios
First Quarter	2005	10.24	10.12	555	5,096
	2006	10.12	12.90	517	5,095
	2007	12.90	12.84	602	4,591
	2008	12.84	7.94	619	4,271

Second Quarter	2005	12.29	12.16	162	2,640
	2006	12.16	15.59	164	2,639
	2007	15.59	16.20	239	2,639
	2008	16.20	8.60	253	2,638

Third Quarter	2005	11.98	11.85	1,612	971
	2006	11.85	15.00	1,553	971
	2007	15.00	15.65	1,517	0
	2008	15.65	9.20	5,167	0

Fourth Quarter	2005	12.36	12.23	944	2,421
	2006	12.23	15.41	950	2,421
	2007	15.41	15.79	916	2,420
	2008	15.79	10.15	458	2,420

The Dow® Target 5 Portfolios

First Quarter	2005	11.73	11.59	180	4,851
	2006	11.59	16.15	47	4,822
	2007	16.15	16.44	93	4,345
	2008	16.44	8.39	98	4,042

Second Quarter	2005	12.67	12.53	393	2,700
	2006	12.53	17.09	399	2,653
	2007	17.09	17.72	5	2,653
	2008	17.72	8.89	10	2,652

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Third Quarter	2005	$9.52	$9.42	109	40
	2006	9.42	12.71	125	0
	2007	12.71	13.69	124	0
	2008	13.69	6.49	127	0

Fourth Quarter	2005	12.88	12.75	113	2,360
	2006	12.75	17.44	117	2,292
	2007	17.44	18.46	93	2,292
	2008	18.46	10.73	100	2,291

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2003	10.00	11.71	1,874	617
	2004	11.71	12.14	2,964	560
	2005	12.14	12.51	3,560	511
	2006	12.51	14.37	3,747	950
	2007	14.37	15.19	3,349	950
	2008	15.19	10.56	5,259	466

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	10.00	6.28	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2000	10.00	9.24	3,208	8,703
	2001	9.24	8.00	20,366	11,459
	2002	8.00	7.16	41,001	32,449
	2003	7.16	9.07	85,522	39,984
	2004	9.07	10.33	47,010	75,024
	2005	10.33	11.92	234,958	101,489
	2006	11.92	13.14	284,381	111,346
	2007	13.14	15.25	282,418	104,030
	2008	15.25	8.64	268,258	72,882

VIP Mid Cap Portfolio	2000	10.00	11.17	32,053	21,875
	2001	11.17	10.66	59,049	52,867
	2002	10.66	9.48	130,804	81,151
	2003	9.48	12.97	142,617	79,182
	2004	12.97	15.99	149,737	81,286
	2005	15.99	18.67	171,224	82,170
	2006	18.67	20.76	174,221	86,619
	2007	20.76	23.68	142,016	76,364
	2008	23.68	14.14	122,437	53,294

VIP Growth Portfolio	2000	10.00	8.47	15,086	23,135
	2001	8.47	6.88	29,089	44,546
	2002	6.88	4.74	40,662	50,852
	2003	4.74	6.22	58,159	1,228
	2004	6.22	6.34	74,724	25,197
	2005	6.34	6.62	68,531	19,908
	2006	6.62	6.98	72,036	18,838
	2007	6.98	8.74	70,718	18,647
	2008	8.74	4.56	82,178	19,344

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Equity-Income Portfolio	2006	$10.12	$12.28	26,219	17,778
	2007	12.28	12.30	46,011	960
	2008	12.30	6.95	27,087	4,228

VIP Real Estate Portfolio	2008	10.00	5.30	2,948	0

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2005	10.00	10.06	2,505	0
	2006	10.06	11.77	49,185	15,448
	2007	11.77	12.08	81,540	16,446
	2008	12.08	8.40	83,092	17,432

Templeton Foreign Securities Fund	2005	10.00	10.44	2	0
	2006	10.44	12.54	6,970	4,632
	2007	12.54	14.32	15,830	7,295
	2008	14.32	8.44	13,755	0

Franklin Flex Cap Growth Securities Fund	2006	10.39	10.81	2,548	0
	2007	10.81	12.22	1,968	0
	2008	12.22	7.82	3,994	0

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.62	4,100	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Growth and Income Fund	1999	10.00	10.50	2,420	1,685
	2000	10.50	9.90	18,028	7,957
	2001	9.90	8.88	19,256	9,172
	2002	8.88	7.79	16,086	11,484
	2003	7.79	9.58	19,436	19,703
	2004	9.58	11.25	24,067	19,285
	2005	11.25	11.57	30,489	17,544
	2006	11.57	14.03	41,091	26,681
	2007	14.03	14.09	41,159	23,927
	2008	14.09	9.12	37,816	9,561

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Goldman Sachs Structured U.S. Equity Fund	1999	$10.00	$10.92	6,751	6,222
	2000	10.92	9.77	15,496	7,309
	2001	9.77	8.51	11,782	5,966
	2002	8.51	6.57	14,974	8,119
	2003	6.57	8.42	18,201	6,668
	2004	8.42	9.57	21,559	6,673
	2005	9.57	10.08	17,758	5,700
	2006	10.08	11.26	16,827	6,279
	2007	11.26	10.95	16,448	5,081
	2008	10.95	6.82	15,915	2,212

Goldman Sachs Capital Growth Fund	1999	10.00	11.18	7,407	0
	2000	11.18	10.18	17,879	4,319
	2001	10.18	8.61	18,972	4,081
	2002	8.61	6.44	20,995	3,571
	2003	6.44	7.89	22,684	2,899
	2004	7.89	8.51	17,062	2,736
	2005	8.51	8.66	16,732	1,884
	2006	8.66	9.30	17,496	1,984
	2007	9.30	10.13	17,018	805
	2008	10.13	5.84	14,960	785

Janus Aspen Series (Institutional Shares)

Janus Portfolio (formerly Large Cap Growth)	1999	10.00	11.66	140,899	70,201
	2000	11.66	9.85	419,996	215,149
	2001	9.85	7.33	402,977	175,696
	2002	7.33	5.33	334,455	137,700
	2003	5.33	6.95	266,246	110,989
	2004	6.95	7.18	211,039	98,679
	2005	7.18	7.41	174,095	74,835
	2006	7.41	8.16	150,173	69,256
	2007	8.16	9.29	133,665	63,055
	2008	9.29	5.54	112,917	40,144

Worldwide Portfolio (formerly Worldwide Growth)	1999	10.00	13.23	84,104	30,873
	2000	13.23	11.03	329,043	185,163
	2001	11.03	8.46	307,065	153,709
	2002	8.46	6.24	250,428	124,092
	2003	6.24	7.65	213,452	85,316
	2004	7.65	7.95	164,556	72,089
	2005	7.95	8.30	125,911	52,441
	2006	8.30	9.70	104,692	43,115
	2007	9.70	10.52	90,467	42,556
	2008	10.52	5.76	76,042	21,328

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Balanced Portfolio	1999	$10.00	$11.03	60,253	47,022
	2000	11.03	10.66	270,044	134,438
	2001	10.66	10.05	326,327	118,926
	2002	10.05	9.30	325,549	108,572
	2003	9.30	10.49	303,570	107,943
	2004	10.49	11.26	260,603	95,185
	2005	11.26	12.02	222,441	64,570
	2006	12.02	13.17	194,791	57,926
	2007	13.17	14.40	167,224	46,632
	2008	14.40	11.98	147,689	42,051

Janus Aspen Series (Service Shares)

Janus Portfolio (formerly Large Cap Growth)	2000	10.00	8.09	46,806	24,536
	2001	8.09	6.01	62,090	43,180
	2002	6.01	4.36	74,617	33,865
	2003	4.36	5.67	58,463	13,641
	2004	5.67	5.84	62,889	4,244
	2005	5.84	6.07	56,229	4,413
	2006	6.07	6.60	57,146	4,951
	2007	6.60	7.50	56,117	5,090
	2008	7.50	4.46	55,202	4,335

Overseas Portfolio (formerly International Growth)	2005	20.94	20.83	21,603	4,364
	2006	20.83	30.20	43,537	15,814
	2007	30.20	38.24	58,552	18,572
	2008	38.24	18.07	55,591	9,553

Worldwide Portfolio (formerly Worldwide Growth)	2000	10.00	8.00	55,698	13,512
	2001	8.00	6.12	73,156	18,962
	2002	6.12	4.50	91,603	19,577
	2003	4.50	5.50	78,874	16,742
	2004	5.50	5.69	80,195	11,016
	2005	5.69	5.94	79,457	9,094
	2006	5.94	6.30	73,429	12,237
	2007	6.30	7.50	66,977	11,634
	2008	7.50	4.09	63,112	8,435

Balanced Portfolio	2000	10.00	9.74	15,548	4,258
	2001	9.74	9.16	45,265	25,268
	2002	9.16	8.46	74,427	29,285
	2003	8.46	9.51	87,012	33,700
	2004	9.51	10.19	85,175	14,579
	2005	10.19	10.85	86,840	13,219
	2006	10.85	11.85	86,356	13,644
	2007	11.85	12.93	89,362	13,665
	2008	12.93	10.73	84,251	20,203

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

J.P. Morgan Series Trust II

JPMorgan Small Company Portfolio	2002	$10.00	$8.67	5,552	0
	2003	8.67	11.66	6,664	5,574
	2004	11.66	14.66	14,340	8,376
	2005	14.66	15.00	11,271	6,963
	2006	15.00	17.06	9,414	8,173
	2007	17.06	15.92	6,853	3,324
	2008	15.92	10.71	6,251	77

JPMorgan Mid Cap Value Portfolio	2001	10.00	10.96	2,675	0
	2002	10.96	10.93	18,428	5,834
	2003	10.93	14.01	23,192	6,134
	2004	14.01	16.78	42,936	12,116
	2005	16.78	18.13	68,469	15,320
	2006	18.13	20.95	53,757	14,258
	2007	20.95	21.23	50,781	14,894
	2008	21.23	14.02	33,769	7,198

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small Cap Equity Portfolio	1999	10.00	10.54	875	698
	2000	10.54	12.62	7,263	11,265
	2001	12.62	14.80	5,795	34,423
	2002	14.80	12.06	103,931	47,501
	2003	12.06	16.36	102,226	33,976
	2004	16.36	18.59	76,754	31,313
	2005	18.59	19.13	68,240	22,395
	2006	19.13	21.96	54,064	15,976
	2007	21.96	20.15	44,868	13,072
	2008	20.15	12.66	32,150	10,067

Lazard Retirement Emerging Markets Equity Portfolio	1999	10.00	12.51	7,037	186
	2000	12.51	8.90	11,322	3,737
	2001	8.90	8.36	12,483	6,276
	2002	8.36	8.14	31,520	12,594
	2003	8.14	12.32	28,285	12,694
	2004	12.32	15.91	32,890	11,218
	2005	15.91	22.16	55,759	18,878
	2006	22.16	28.48	67,867	16,254
	2007	28.48	37.55	76,326	19,411
	2008	37.55	19.04	64,376	10,241

Lazard Retirement International Equity Portfolio	2005	10.00	10.43	94	656
	2006	10.43	12.64	3,043	1,112
	2007	12.64	13.85	7,176	317
	2008	13.85	8.63	5,090	373

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Lazard Retirement U.S. Strategic Equity Portfolio	2006	$10.25	$11.91	478	0
	2007	11.91	11.67	939	0
	2008	11.67	7.47	1,488	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Fundamental Value Portfolio	2006	10.21	11.91	2,542	0
	2007	11.91	11.93	4,113	0
	2008	11.93	7.48	4,232	0

Capital and Income Portfolio	2007	11.39	11.78	0	0
	2008	11.78	7.57	0	0

Investors Portfolio	2007	12.00	12.34	8	0
	2008	12.34	7.86	8	0

MFS® Variable Insurance Trust (Service Class)

MFS® Investors Growth Stock Series	2001	10.00	10.71	2,511	0
	2002	10.71	7.66	3,427	301
	2003	7.66	9.29	4,377	339
	2004	9.29	10.01	4,968	592
	2005	10.01	10.32	2,307	298
	2006	10.32	10.96	2,060	297
	2007	10.96	12.03	4,086	151
	2008	12.03	7.50	3,780	150

MFS® Mid Cap Growth Series	2001	10.00	11.10	425	1,195
	2002	11.10	6.21	1,979	99
	2003	6.21	8.39	8,022	166
	2004	8.39	9.50	9,905	1,319
	2005	9.50	9.66	8,035	1,498
	2006	9.66	9.78	7,718	3,860
	2007	9.78	10.59	5,467	1,458
	2008	10.59	5.07	5,657	1,412

MFS® New Discovery Series	2001	10.00	11.55	3,624	0
	2002	11.55	7.79	5,703	236
	2003	7.79	10.29	7,421	1,091
	2004	10.29	10.81	4,849	1,179
	2005	10.81	11.23	2,664	1,289
	2006	11.23	12.54	2,506	1,095
	2007	12.54	12.68	3,463	1,100
	2008	12.68	7.59	3,064	930

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

MFS® Total Return Series	2001	$10.00	$10.26	4,371	349
	2002	10.26	9.60	77,880	23,163
	2003	9.60	11.02	104,144	34,123
	2004	11.02	12.10	117,586	37,343
	2005	12.10	12.28	123,025	30,772
	2006	12.28	13.56	90,029	20,058
	2007	13.56	13.94	87,083	17,434
	2008	13.94	10.71	75,410	9,666

Neuberger Berman Advisers Management Trust

AMT Regency	2007	10.19	10.39	157	747
	2008	10.39	5.56	445	806

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2002	10.00	10.67	33,034	6,178
	2003	10.67	11.49	60,928	104,730
	2004	11.49	12.38	57,850	111,965
	2005	12.38	12.50	74,919	112,273
	2006	12.50	12.46	7,554	37,971
	2007	12.46	13.64	66,093	34,429
	2008	13.64	12.54	75,006	27,305

Total Return Portfolio	2002	10.00	10.43	12,084	3,759
	2003	10.43	10.84	30,940	99,308
	2004	10.84	11.24	38,222	100,848
	2005	11.24	11.40	47,776	111,265
	2006	11.40	11.71	59,001	104,575
	2007	11.71	12.59	62,116	57,512
	2008	12.59	13.05	59,494	18,863

Global Bond Portfolio	2002	10.00	10.69	8,062	213
	2003	10.69	12.10	12,396	992
	2004	12.10	13.24	15,010	2,181
	2005	13.24	12.23	17,154	3,735
	2006	12.23	12.66	22,023	5,362
	2007	12.66	13.74	20,178	2,505
	2008	13.74	13.48	31,935	11,445

The Prudential Series Fund, Inc. (Class II Shares)

Jennison 20/20 Focus Portfolio	2003	10.00	12.35	167	0
	2004	12.35	14.11	1,270	0
	2005	14.11	16.93	3,919	2,739
	2006	16.93	19.02	17,592	4,707
	2007	19.02	20.71	24,709	4,656
	2008	20.71	12.42	26,507	4,627

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Jennison Portfolio	2003	$10.00	$12.16	1,595	182
	2004	12.16	13.13	2,153	353
	2005	13.13	14.81	2,034	549
	2006	14.81	14.85	749	673
	2007	14.85	16.39	520	372
	2008	16.39	10.12	1,335	118

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2003	10.00	13.98	19,826	4,579
	2004	13.98	17.28	91,396	22,627
	2005	17.28	18.56	130,655	29,735
	2006	18.56	21.21	123,896	27,228
	2007	21.21	20.53	116,002	30,019
	2008	20.53	14.79	101,092	18,222

Micro-Cap Portfolio	2003	10.00	14.71	15,361	7,232
	2004	14.71	16.57	63,769	11,849
	2005	16.57	18.29	52,354	13,830
	2006	18.29	21.90	59,463	15,712
	2007	21.90	22.52	9,616	13,701
	2008	22.52	12.64	38,410	8,860

The Universal Institutional Funds, Inc. (Class I) (Van Kampen)

Van Kampen’s UIF U.S. Real Estate Portfolio	1999	10.00	10.15	2,245	5,754
	2000	10.15	12.97	34,794	16,383
	2001	12.97	14.09	13,869	7,767
	2002	14.09	13.83	15,072	6,240
	2003	13.83	18.81	22,541	9,846
	2004	18.81	25.38	33,230	13,368
	2005	25.38	29.39	47,166	17,085
	2006	29.39	40.13	55,869	19,059
	2007	40.13	32.91	41,164	11,082
	2008	32.91	20.22	30,551	7,717

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)

Van Kampen’s UIF Core Plus Fixed Income Portfolio	2003	10.00	11.53	291	281
	2004	11.53	11.87	5	281
	2005	11.87	12.20	6,898	1,956
	2006	12.20	12.50	4,357	713
	2007	12.50	13.01	3,977	451
	2008	13.01	11.52	2,951	434

Van Kampen’s UIF U.S. Real Estate Portfolio	2003	10.00	12.80	1,033	20
	2004	12.80	17.23	1,413	1,168
	2005	17.23	19.90	4,628	1,251
	2006	19.90	27.10	8,068	1,284
	2007	27.10	22.17	2,026	1,283
	2008	22.17	13.58	1,567	1,283

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Van Kampen’s UIF International Growth Equity Portfolio	2006	$10.00	$10.79	116	0
	2007	10.79	12.19	1,745	930
	2008	12.19	6.21	1,743	1,355

Van Kampen’s UIF Capital Growth Portfolio	2006	10.00	10.25	0	0
	2007	10.25	12.34	602	0
	2008	12.34	6.18	245	0

Wells Fargo Advantage FundsSM Variable Trust

VT Discovery Fund	1999	10.00	12.92	15,604	6,551
	2000	12.92	10.88	136,549	72,369
	2001	10.88	7.45	132,257	75,993
	2002	7.45	4.60	191,912	56,003
	2003	4.60	6.11	136,978	34,323
	2004	6.11	7.20	114,311	28,761
	2005	7.20	7.81	93,265	27,204
	2006	7.81	8.85	87,808	18,382
	2007	8.85	10.71	34,118	10,057
	2008	8.85	5.89	25,989	5,983

VT Opportunity Fund	1999	10.00	11.16	1,268	493
	2000	11.16	11.77	28,808	7,605
	2001	11.77	11.21	44,704	13,317
	2002	11.21	8.11	64,592	17,403
	2003	8.11	10.99	64,730	1,110
	2004	10.99	12.85	53,542	13,297
	2005	12.85	13.72	46,503	11,333
	2006	13.72	15.22	45,107	10,198
	2007	15.22	16.06	29,183	7,516
	2008	16.06	9.51	24,152	3,025

VT Small/Mid Cap Value Fund	1999	10.00	10.28	372	559
	2000	10.28	10.97	27,544	14,971
	2001	10.97	11.30	17,541	5,895
	2002	11.30	8.59	9,258	3,816
	2003	8.59	11.75	9,480	4,434
	2004	11.75	13.57	5,182	3,814
	2005	13.57	15.64	5,635	3,404
	2006	15.64	17.90	4,439	3,346
	2007	17.90	17.58	2,401	1,990
	2008	17.58	9.64	514	1,499

Financial Statements

The complete financial statements of VAA or VAB, and of Ohio National Life are included in the Statements of Additional Information for VAA and VAB.

Form V-4826

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $55,000 in 2009, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $55,000 and $65,000. For married couples filing jointly, the applicable dollar limitation is $89,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $89,000-$109,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $65,000 for individuals and $109,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2009 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2009. Contributions in excess limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs

Form V-4826

may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2009.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $46,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $5,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal

Form V-4826

must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code. unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your

Form V-4826

death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $176,000 for married individuals filing jointly and less than $120,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $166,000 and $176,000 for married and between $105,000 and $120,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2009. Employees age 50 and older may contribute an additional $2,000 in 2008. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826

Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-5%, Year 3-4%, Year 4-3%, Year 5-2%, Year 6-1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Ohio National Fund, Inc.
Money Market Portfolio	1999	$12.32	$12.83	203,404	109,471
	2000	12.83	13.52	99,266	69,764
	2001	13.52	13.91	135,493	119,581
	2002	13.91	13.97	130,479	105,701
	2003	13.97	13.95	98,745	59,329
	2004	13.95	13.97	35,635	13,191
	2005	13.97	14.25	38,666	10,082
	2006	14.25	14.79	53,265	33,797
	2007	14.79	15.39	73,398	24,824
	2008	15.39	15.52	117,208	63,085

Equity Portfolio	1999	18.46	21.93	669,138	480,965
	2000	21.93	20.29	637,164	435,099
	2001	20.29	18.41	605,052	420,320
	2002	18.41	14.83	519,281	336,899
	2003	14.83	21.21	468,185	297,330
	2004	21.21	23.64	406,952	262,303
	2005	23.64	24.86	312,123	210,376
	2006	24.86	26.28	230,792	157,428
	2007	26.28	24.51	183,537	132,927
	2008	24.51	10.97	120,560	98,940

Bond Portfolio	1999	12.92	12.88	152,433	110,307
	2000	12.88	13.51	107,769	77,325
	2001	13.51	14.52	129,082	76,526
	2002	14.52	15.63	107,791	94,133
	2003	15.63	17.12	111,289	77,170
	2004	17.12	17.96	88,151	61,712
	2005	17.96	17.88	74,786	49,472
	2006	17.88	18.50	87,594	65,431
	2007	18.50	19.02	40,335	29,903
	2008	19.02	16.69	32,385	22,329

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Omni Portfolio	1999	$16.90	$18.65	659,687	467,855
	2000	18.65	15.74	492,010	367,136
	2001	15.74	13.56	379,923	262,133
	2002	13.56	10.38	270,802	193,979
	2003	10.38	12.98	222,441	164,162
	2004	12.98	13.78	170,747	136,972
	2005	13.78	14.95	136,855	109,056
	2006	14.95	16.79	110,600	83,447
	2007	16.79	17.81	93,567	66,099
	2008	17.81	12.09	68,938	49,401

S&P 500® Index Portfolio	1999	16.82	20.95	682,513	508,584
	2000	20.95	18.76	643,310	444,223
	2001	18.76	16.11	568,161	376,373
	2002	16.11	12.35	454,870	286,685
	2003	12.35	15.65	386,328	264,354
	2004	15.65	17.11	308,745	244,616
	2005	17.11	17.72	229,126	209,039
	2006	17.72	20.24	167,162	156,508
	2007	20.24	21.08	131,411	106,903
	2008	21.08	13.10	94,906	87,398

International Portfolio	1999	15.24	25.29	457,106	462,283
	2000	25.29	19.50	405,646	430,991
	2001	19.50	13.61	336,597	359,879
	2002	13.61	10.70	257,163	256,818
	2003	10.70	14.07	208,100	182,547
	2004	14.07	15.75	167,103	149,308
	2005	15.75	17.08	129,409	117,757
	2006	17.08	20.18	102,521	88,355
	2007	20.18	21.89	82,092	81,678
	2008	21.89	11.70	62,966	62,555

International Small-Mid Company Portfolio	1999	13.64	28.20	120,355	140,283
	2000	28.20	19.49	108,743	133,455
	2001	19.49	13.66	95,273	121,151
	2002	13.66	11.50	74,427	101,302
	2003	11.50	17.55	57,050	80,751
	2004	17.55	21.02	45,038	66,705
	2005	21.02	26.88	42,137	62,157
	2006	26.88	33.66	32,964	57,485
	2007	33.66	39.18	28,602	33,946
	2008	39.18	18.91	20,616	26,465

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Capital Appreciation Portfolio	1999	$17.36	$18.31	386,713	304,647
	2000	18.31	23.87	281,873	212,034
	2001	23.87	25.95	269,879	214,554
	2002	25.95	20.54	231,188	192,817
	2003	20.54	26.77	202,810	149,708
	2004	26.77	29.85	178,030	132,037
	2005	29.85	31.14	137,079	112,054
	2006	31.14	35.91	110,552	99,131
	2007	35.91	36.95	87,954	86,843
	2008	36.95	22.34	58,679	51,753

Mid Cap Opportunity Portfolio	1999	14.37	23.10	408,286	283,664
	2000	23.10	21.00	392,942	287,494
	2001	21.00	18.11	363,743	256,915
	2002	18.11	13.35	300,119	213,781
	2003	13.35	19.36	267,784	178,954
	2004	19.36	21.79	225,163	134,054
	2005	21.79	23.75	166,804	95,999
	2006	23.75	25.81	128,333	77,744
	2007	25.81	30.15	106,233	45,169
	2008	30.15	14.55	74,258	33,492

Capital Growth Portfolio	1999	10.00	14.20	11,597	3,806
	2000	14.20	10.41	54,538	21,462
	2001	10.41	8.81	53,979	17,041
	2002	8.81	5.06	46,297	16,769
	2003	5.06	7.03	44,349	16,087
	2004	7.03	8.34	40,287	11,661
	2005	8.34	8.48	32,916	7,429
	2006	8.48	10.09	19,678	2,960
	2007	10.09	11.13	28,818	4,353
	2008	11.13	7.02	26,270	2,615

High Income Bond Portfolio	2000	10.00	9.47	5,564	1,598
	2001	9.47	9.79	1,024	5,544
	2002	9.79	10.08	1,748	9,715
	2003	10.08	12.27	6,539	12,579
	2004	12.27	13.46	4,357	12,628
	2005	13.46	13.74	14,685	13,264
	2006	13.74	15.00	28,987	17,587
	2007	15.00	15.39	25,139	22,194
	2008	15.39	11.39	18,377	8,979

Strategic Value Portfolio	2000	10.00	10.38	581	1,283
	2001	10.38	9.85	6,350	531
	2002	9.85	7.87	2,729	3,847
	2003	7.87	9.87	9,843	8,008
	2004	9.87	10.72	9,015	9,325
	2005	10.72	11.13	6,365	8,098
	2006	11.13	12.83	6,144	6,905
	2007	12.83	11.61	6,099	6,320
	2008	11.61	8.25	6,099	2,301

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Millennium Portfolio	1999	$21.84	$44.68	343,325	220,471
	2000	44.68	39.32	312,326	211,332
	2001	39.32	31.81	271,408	180,341
	2002	31.81	21.21	229,639	147,878
	2003	21.21	28.93	203,338	120,254
	2004	28.93	31.81	162,308	92,156
	2005	31.81	31.52	109,228	68,302
	2006	31.52	33.55	65,531	46,518
	2007	33.55	41.90	50,717	34,007
	2008	41.90	23.86	38,019	25,707

Aggressive Growth Portfolio	1999	15.01	15.73	98,740	108,828
	2000	15.73	11.33	90,624	101,820
	2001	11.33	7.66	80,930	86,473
	2002	7.66	5.47	69,054	70,450
	2003	5.47	7.13	46,881	59,982
	2004	7.13	7.70	33,943	47,625
	2005	7.70	8.64	25,046	43,493
	2006	8.64	9.06	15,329	37,292
	2007	9.06	11.63	10,171	11,696
	2008	11.63	6.49	8,280	7,420

Small Cap Growth Portfolio	1999	10.36	21.04	110,748	79,742
	2000	21.04	17.34	119,766	80,072
	2001	17.34	10.36	91,360	66,185
	2002	10.36	7.30	84,761	51,775
	2003	7.30	10.52	76,690	40,962
	2004	10.52	11.62	55,394	25,401
	2005	11.62	12.26	48,640	19,742
	2006	12.26	15.26	38,981	13,864
	2007	15.26	17.34	29,381	8,761
	2008	17.34	8.99	15,116	5,401

Nasdaq-100® Index Portfolio	2000	10.00	6.05	41,735	19,362
	2001	6.05	4.04	67,348	21,247
	2002	4.04	2.51	74,774	23,289
	2003	2.51	3.68	69,975	23,035
	2004	3.68	4.01	67,200	20,940
	2005	4.01	4.03	55,705	9,618
	2006	4.03	4.26	34,139	2,247
	2007	4.26	5.00	32,300	1,812
	2008	5.00	2.88	17,146	1,534

Bristol Portfolio	2002	10.00	7.85	4,625	3,038
	2003	7.85	10.31	8,601	7,068
	2004	10.31	11.10	12,814	7,224
	2005	11.10	12.32	11,409	7,057
	2006	12.32	14.22	7,492	2,102
	2007	14.22	15.18	6,337	2,571
	2008	15.18	8.95	4,647	2,930

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Bryton Growth Portfolio	2002	$10.00	$6.84	7,090	3,641
	2003	6.84	9.19	9,615	6,688
	2004	9.19	9.79	11,068	5,576
	2005	9.79	10.12	6,105	5,044
	2006	10.12	11.71	4,198	315
	2007	11.71	12.76	3,375	421
	2008	12.76	7.64	4,583	421

Income Opportunity Portfolio	2005	10.00	10.23	196	0
	2006	10.23	10.57	196	0
	2007	10.57	11.34	196	0
	2008	11.34	8.90	196	0

Balanced Portfolio	2006	10.20	11.43	1,087	0
	2007	11.43	12.72	3,159	1,321
	2008	12.72	9.21	3,159	2,327

Target VIP Portfolio	2006	10.13	11.12	1,715	0
	2007	11.12	12.09	1,155	0
	2008	12.09	6.79	1,155	0

Target Equity/Income Portfolio	2006	10.12	10.96	1,622	12,027
	2007	10.96	12.00	1,575	12,027
	2008	12.00	6.53	435	0

U.S. Equity Portfolio	2007	10.97	12.30	0	0
	2008	12.30	6.34	0	0

Bristol Growth Portfolio	2007	10.00	10.28	0	0
	2008	10.28	6.05	87	0

ALPS Variable Insurance Trust (Class II Shares)

AVS Listed Private Equity Portfolio	2008	10.00	3.73	0	0

Calvert Variable Series, Inc.

Social Equity	2003	10.00	6.79	10,620	5,418
	2004	6.79	7.21	7,858	5,147
	2005	7.21	7.47	7,136	3,866
	2006	4.47	8.14	6,275	3,182
	2007	8.14	8.88	3,967	2,436
	2008	8.88	5.65	2,985	1,351

The Dow® Target Variable Fund LLC
The Dow® Target 10 Portfolios

First Quarter	2005	11.02	10.24	491	0
	2006	10.24	13.08	0	0
	2007	13.08	13.04	0	0
	2008	13.04	8.09	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Fourth Quarter	2005	$13.06	$12.36	339	0
	2006	12.36	15.61	330	0
	2007	15.61	16.02	106	0
	2008	16.02	10.32	97	0

The Dow® Target 5 Portfolios

Third Quarter	2006	9.52	12.87	0	99
	2007	12.87	13.89	0	0
	2008	13.89	6.60	0	0

Fourth Quarter	2005	12.10	12.88	600	3,282
	2006	12.88	17.66	453	0
	2007	17.66	18.72	453	0
	2008	18.72	10.90	83	0

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2003	10.00	11.73	0	0
	2004	11.73	12.18	0	828
	2005	12.18	12.57	0	1,430
	2006	12.57	14.48	0	185
	2007	14.48	15.33	0	185
	2008	15.33	10.68	0	185

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	10.00	6.29	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2000	10.00	9.26	3,564	146
	2001	9.26	8.03	17,151	1,149
	2002	8.03	7.19	41,886	15,656
	2003	7.19	9.14	69,265	28,637
	2004	9.14	10.43	68,693	42,565
	2005	10.43	12.06	86,323	58,109
	2006	12.06	13.32	86,470	69,573
	2007	13.32	15.48	79,190	67,307
	2008	15.48	8.79	59,846	53,200

VIP Mid Cap Portfolio	2000	10.00	11.18	8,811	5,968
	2001	11.18	10.69	29,783	16,420
	2002	10.69	9.54	64,497	27,653
	2003	9.54	13.06	80,477	23,165
	2004	13.06	16.14	102,881	31,391
	2005	16.14	18.88	87,829	35,686
	2006	18.88	21.03	83,265	22,685
	2007	21.03	24.04	66,044	22,799
	2008	24.04	14.39	47,569	16,244

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

VIP Equity-Income Portfolio	2003	$10.00	$11.16	1,749	839
	2004	11.16	12.30	14,449	9,686
	2005	12.30	12.87	14,967	9,581
	2006	12.87	15.30	16,060	7,110
	2007	15.30	15.35	17,764	8,886
	2008	15.35	8.70	7,838	7,387

VIP Growth Portfolio	2000	10.00	8.48	5,624	5,604
	2001	8.48	6.90	18,402	10,268
	2002	6.90	4.77	24,373	15,658
	2003	4.77	6.26	50,194	30,682
	2004	6.26	6.40	33,614	33,651
	2005	6.40	6.70	36,291	22,808
	2006	6.70	7.07	20,080	12,624
	2007	7.07	8.88	12,567	6,567
	2008	8.88	4.64	20,145	6,780

VIP Real Estate Portfolio	2008	10.00	5.30	0	1,080

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2005	10.00	10.06	2,445	199
	2006	10.06	11.79	18,135	17,916
	2007	11.79	12.13	35,839	31,950
	2008	12.13	8.45	27,620	21,993

Franklin Flex Cap Growth Securities Fund	2005	10.00	10.39	2,714	0
	2006	10.39	10.83	5,295	0
	2007	10.83	12.27	4,680	513
	2008	12.27	7.87	4,885	4,485

Templeton Foreign Securities Fund	2006	10.44	12.57	257	5,378
	2007	12.57	14.38	16,580	7,232
	2008	14.38	8.50	18,541	5,927

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.63	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Growth and Income Fund	1999	$10.00	$10.51	0	437
	2000	10.51	9.92	1,461	1,195
	2001	9.92	8.92	916	1,902
	2002	8.92	7.84	1,512	1,629
	2003	7.84	9.66	1,774	4,255
	2004	9.66	11.37	5,020	7,620
	2005	11.37	11.71	6,965	7,085
	2006	11.71	14.23	16,084	11,846
	2007	14.23	14.32	22,580	14,581
	2008	14.32	9.29	20,420	11,085

Goldman Sachs Structured U.S. Equity Fund	1999	10.00	10.93	1,589	6,222
	2000	10.93	9.79	2,471	3,025
	2001	9.79	8.54	3,786	3,278
	2002	8.54	6.61	2,145	3,330
	2003	6.61	8.49	4,818	7,005
	2004	8.49	9.67	4,797	5,231
	2005	9.67	10.20	3,357	5,190
	2006	10.20	11.42	1,875	3,004
	2007	11.42	11.13	1,875	2,436
	2008	11.13	6.95	1,326	664

Goldman Sachs Capital Growth Fund	2000	10.00	10.20	2,166	632
	2001	10.20	8.65	7,509	632
	2002	8.65	8.30	5,440	568
	2003	8.30	7.95	3,825	1,192
	2004	7.95	8.60	2,591	1,192
	2005	8.60	8.77	2,973	1,192
	2006	8.77	9.44	2,417	1,156
	2007	9.44	10.30	1,027	579
	2008	10.30	5.94	288	0

J.P. Morgan Series Trust II

JPMorgan Small Company Portfolio	2002	10.00	8.87	626	1,016
	2003	8.87	11.70	351	1,814
	2004	11.70	14.75	7	2,278
	2005	14.75	15.12	358	5,540
	2006	15.12	17.24	358	1,430
	2007	17.24	16.11	358	1,041
	2008	16.11	10.86	322	1,041

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

JPMorgan Mid Cap Value Portfolio	2002	$10.00	$10.96	2,940	2,486
	2003	10.96	14.07	9,801	5,102
	2004	14.07	16.89	19,008	7,811
	2005	16.89	18.28	24,543	10,963
	2006	18.28	21.17	17,798	9,336
	2007	21.17	21.49	18,195	9,653
	2008	21.49	14.22	10,534	5,709

Janus Aspen Series (Institutional Shares)

Janus Portfolio (formerly Large Cap Growth)	1999	10.00	11.66	44,858	27,443
	2000	11.66	9.88	174,803	128,603
	2001	9.88	7.37	149,573	92,363
	2002	7.37	5.36	112,249	59,325
	2003	5.36	7.00	87,949	57,339
	2004	7.00	7.26	76,951	40,419
	2005	7.26	7.50	47,032	29,501
	2006	7.50	8.28	35,885	13,218
	2007	8.28	9.44	22,384	8,415
	2008	9.44	5.64	17,884	6,080

Worldwide Portfolio (formerly Worldwide Growth)	1999	10.00	13.23	19,886	28,058
	2000	13.23	11.06	145,826	115,518
	2001	11.06	8.50	134,429	89,086
	2002	8.50	6.28	84,760	68,354
	2003	6.28	7.71	59,560	52,538
	2004	7.71	8.01	39,696	32,134
	2005	8.01	8.40	21,516	21,382
	2006	8.40	9.84	11,082	14,467
	2007	9.84	10.69	10,148	13,331
	2008	10.69	5.86	6,309	9,816

Balanced Portfolio	1999	10.00	11.03	48,823	4,391
	2000	11.03	10.68	198,240	63,980
	2001	10.68	10.09	197,509	87,320
	2002	10.09	9.36	198,509	69,027
	2003	9.36	10.58	132,623	51,703
	2004	10.58	11.38	104,122	37,125
	2005	11.38	12.17	65,259	18,075
	2006	12.17	12.36	47,516	12,163
	2007	12.36	14.63	34,042	16,158
	2008	14.63	12.20	25,012	13,276

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Janus Aspen Series (Service Shares)

Janus Portfolio (formerly Large Cap Growth)	2000	$10.00	$8.10	36,713	11,968
	2001	8.10	6.03	67,858	17,149
	2002	6.03	4.38	42,173	15,087
	2003	4.38	5.71	23,594	11,738
	2004	5.71	5.89	21,338	7,857
	2005	5.89	6.08	20,034	7,055
	2006	6.08	6.69	13,130	4,443
	2007	6.69	7.61	10,283	1,905
	2008	7.61	4.54	7,670	1,780

Overseas Portfolio (formerly International Growth)	2003	10.00	13.61	0	0
	2004	13.61	16.01	1,674	1,455
	2005	16.01	20.94	9,531	4,879
	2006	20.94	30.42	14,907	11,373
	2007	30.42	38.60	15,272	9,503
	2008	38.60	18.27	12,481	7,491

Worldwide Portfolio (formerly Worldwide Growth)	2000	10.00	8.01	30,167	11,512
	2001	8.01	6.14	48,371	13,618
	2002	6.14	4.52	35,573	12,865
	2003	4.52	5.54	28,186	10,461
	2004	5.54	5.74	23,884	7,148
	2005	5.74	6.01	22,398	7,148
	2006	6.01	7.02	15,588	6,717
	2007	7.02	7.61	14,703	4,403
	2008	7.61	4.16	8,407	4,015

Balanced Portfolio	2000	10.00	9.75	34,442	10,722
	2001	9.75	9.19	76,989	18,067
	2002	9.19	8.50	68,185	25,273
	2003	8.50	9.58	62,173	22,045
	2004	9.58	10.28	62,865	20,278
	2005	10.28	10.97	55,547	20,803
	2006	10.97	12.01	49,641	20,986
	2007	12.01	13.12	44,976	19,589
	2008	13.12	10.92	32,838	13,676

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small Cap Equity Portfolio	1999	$10.00	$10.54	299	0
	2000	10.54	12.65	1,113	2,010
	2001	12.65	14.87	20,065	15,301
	2002	14.87	12.13	30,599	18,820
	2003	12.13	16.50	29,707	16,318
	2004	16.50	18.78	29,999	16,014
	2005	18.78	19.36	30,037	13,880
	2006	19.36	22.27	21,869	9,897
	2007	22.27	20.48	16,327	9,566
	2008	20.48	12.90	7,699	5,388

Lazard Retirement Emerging Markets Equity Portfolio	1999	10.00	12.52	0	157
	2000	12.52	8.92	1,167	1,575
	2001	8.92	8.39	1,047	1,418
	2002	8.39	8.19	10,946	3,752
	2003	8.19	12.42	11,990	10,753
	2004	12.42	16.07	17,239	8,687
	2005	16.07	22.43	26,504	19,296
	2006	22.43	28.88	25,045	13,837
	2007	28.88	38.16	23,028	13,448
	2008	38.16	19.39	13,729	7,854

Lazard Retirement International Equity Portfolio	2005	10.00	10.43	2,531	0
	2006	10.43	12.67	6,646	1,537
	2007	12.67	13.91	7,662	3,263
	2008	13.91	8.68	8,210	461

Lazard Retirement U.S. Strategic Equity Portfolio	2007	11.94	11.72	0	0
	2008	11.72	7.52	1,805	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Fundamental Value Portfolio	2006	10.20	11.94	0	312
	2007	11.94	11.98	265	312
	2008	11.98	7.53	265	0

Capital and Income Portfolio	2006	10.23	11.41	0	976
	2007	11.41	11.83	0	0
	2008	11.83	7.62	0	0

Investors Portfolio	2007	12.03	12.39	0	0
	2008	12.39	7.90	0	0

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

MFS® Variable Insurance Trust (Service Class)

MFS® Investors Growth Stock Series	2001	$10.00	$10.72	910	0
	2002	10.72	7.68	3,906	0
	2003	7.68	9.33	3,715	0
	2004	9.33	10.08	6,338	0
	2005	10.08	10.41	6,523	0
	2006	10.41	11.07	3,866	0
	2007	11.07	12.18	4,127	0
	2008	12.18	7.61	2,207	0

MFS® Mid Cap Growth Series	2001	10.00	11.11	48	453
	2002	11.11	6.23	660	1,107
	2003	6.23	8.43	14,883	2,412
	2004	8.43	9.56	6,140	2,257
	2005	9.56	9.74	7,619	2,037
	2006	9.74	9.88	7,385	671
	2007	9.88	10.72	6,067	671
	2008	10.72	5.14	5,652	1,682

MFS® New Discovery Series	2001	10.00	11.56	0	455
	2002	11.56	7.81	459	1,092
	2003	7.81	10.33	571	1,092
	2004	10.33	10.87	571	1,092
	2005	10.87	11.32	571	518
	2006	11.32	12.67	241	159
	2007	12.67	12.84	290	159
	2008	12.84	7.69	360	350

MFS® Total Return Series	2001	10.00	10.26	537	2,045
	2002	10.26	9.63	71,435	24,814
	2003	9.63	11.07	97,808	39,031
	2004	11.07	12.18	114,704	54,475
	2005	12.18	12.38	110,150	57,030
	2006	12.38	13.70	82,282	34,216
	2007	13.70	14.11	62,275	33,813
	2008	14.11	10.86	48,050	17,873

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio	2006	10.00	10.17	457	97
	2007	10.17	10.43	427	93
	2008	10.43	5.58	372	78

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2002	$10.00	$10.68	6,412	5,849
	2003	10.68	11.53	40,178	20,046
	2004	11.53	12.44	41,648	15,925
	2005	12.44	12.59	52,018	16,821
	2006	12.59	12.57	73,608	17,526
	2007	12.57	13.78	42,244	15,340
	2008	13.78	12.70	37,696	9,468

Total Return Portfolio	2002	10.00	10.44	10,820	846
	2003	10.44	10.87	32,227	3,344
	2004	10.87	11.30	38,494	4,531
	2005	11.30	11.47	41,173	5,234
	2006	11.47	11.81	40,019	9,561
	2007	11.81	12.73	43,433	12,027
	2008	12.73	13.22	42,397	9,722

Global Bond Portfolio	2002	10.00	10.70	2,033	851
	2003	10.70	12.14	5,227	2,802
	2004	12.14	13.30	6,872	1,376
	2005	13.30	12.31	2,779	983
	2006	12.31	12.77	6,803	806
	2007	12.77	13.89	2,635	806
	2008	13.89	13.65	6,173	1,611

The Prudential Series Fund, Inc. (Class II Shares)

Jennison Portfolio	2003	10.00	12.17	0	231
	2004	12.17	13.18	1,955	734
	2005	13.18	14.89	2,483	2,037
	2006	14.89	14.96	2,129	503
	2007	14.96	16.54	452	503
	2008	16.54	10.24	0	503

Jennison 20/20 Focus Portfolio	2003	10.00	12.38	0	0
	2004	12.38	14.16	0	0
	2005	14.16	17.01	1,499	3,447
	2006	17.01	19.15	2,650	761
	2007	19.15	20.91	1,556	1,536
	2008	20.91	12.56	2,401	1,776

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2003	10.00	14.00	4,071	2,389
	2004	14.00	17.34	23,735	11,841
	2005	17.34	18.66	30,127	10,273
	2006	18.66	21.37	27,390	12,153
	2007	21.37	20.72	24,131	12,057
	2008	20.72	14.96	15,409	10,164

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Micro-Cap Portfolio	2003	$10.00	$14.73	4,460	1,466
	2004	14.73	16.62	8,973	3,685
	2005	16.62	18.39	9,689	2,295
	2006	18.39	22.06	8,704	5,850
	2007	22.06	22.73	9,096	4,005
	2008	22.73	12.78	7,864	1,826

The Universal Institutional Funds, Inc. (Class I) (Van Kampen)

Van Kampen’s UIF U.S. Real Estate Portfolio	1999	10.00	10.15	1,072	0
	2000	10.15	13.00	259	1,969
	2001	13.00	14.16	1,196	3,205
	2002	14.16	13.92	1,996	1,236
	2003	13.92	18.97	12,211	0
	2004	18.97	25.64	14,291	3,334
	2005	25.64	29.75	21,233	5,978
	2006	29.75	40.70	21,274	9,492
	2007	40.70	33.45	9,495	5,403
	2008	33.45	20.59	6,998	4,121

The Universal Institutional Funds, Inc. (Class II) (Van Kampen)

Van Kampen’s UIF Core Plus Fixed Income Portfolio	2003	10.00	11.55	0	0
	2004	11.55	11.91	0	183
	2005	11.91	12.27	3,038	1,005
	2006	12.27	12.59	1,067	378
	2007	12.59	13.13	332	1,744
	2008	13.13	11.65	0	1,630

Van Kampen’s UIF U.S. Real Estate Portfolio	2003	10.00	12.82	3,423	0
	2004	12.82	17.29	5,695	1,658
	2005	17.29	20.00	4,221	253
	2006	20.00	27.29	5,068	1,242
	2007	27.29	22.38	781	253
	2008	22.38	13.74	712	253

Van Kampen’s UIF International Growth Equity Portfolio	2007	10.80	12.23	0	1,200
	2008	12.23	6.24	0	1,077

Van Kampen’s UIF Capital Growth Portfolio	2007	10.27	12.38	0	184
	2008	12.38	6.21	0	184

Form V-4826

				Number of	Number of
	Year Ended	Unit Value at	Unit Value at	VAA Units at	VAB Units at
	December 31	Beginning of Year	End of Year	End of Year	End of Year

Wells Fargo Advantage FundsSM Variable Trust

VT Discovery Fund	1999	$10.00	$12.92	5,045	2,140
	2000	12.92	10.91	54,700	44,498
	2001	10.91	7.48	48,707	43,264
	2002	7.48	4.63	32,322	25,386
	2003	4.63	6.16	24,446	29,723
	2004	6.16	7.27	13,515	21,359
	2005	7.27	7.90	11,311	14,588
	2006	7.90	8.98	11,293	8,437
	2007	8.98	10.88	5,416	4,105
	2008	10.88	6.00	5,404	3,770

VT Opportunity Fund	2000	10.00	11.79	13,525	8,911
	2001	11.79	11.25	23,185	12,170
	2002	11.25	8.16	28,890	12,444
	2003	8.16	11.08	31,462	15,722
	2004	11.08	12.99	20,696	10,613
	2005	12.99	13.88	12,755	8,451
	2006	13.88	15.44	10,941	7,899
	2007	15.44	16.32	6,929	3,326
	2008	16.32	9.69	5,165	2,985

VT Small/Mid Cap Fund	1999	10.00	10.29	1,392	1,392
	2000	10.29	10.99	3,752	3,506
	2001	10.99	11.34	2,201	19,922
	2002	11.34	8.64	8,155	14,619
	2003	8.64	11.85	7,179	14,471
	2004	11.85	13.71	5,600	12,462
	2005	13.71	15.83	5,600	12,651
	2006	15.83	18.16	4,561	12,651
	2007	18.16	17.87	163	12,651
	2008	17.87	9.82	163	12,651

Form V-4826

Statement of Additional Information Contents

Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

VAA 1940 Act File Number 811-1978

VAA 1933 Act File Number 33-62282

VAB 1940 Act File Number 811-1979
VAB 1933 Act File Number 33-62284

Form V-4826

Ohio National Variable Account A
and
Ohio National Variable Account B
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone 800-366-6654
Statement of Additional Information
May 1, 2009
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B (“VAA” and “VAB”) single purchase payment individual variable annuity contracts May 1, 2009. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements	4
“Top Plus”

Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Accounts A or B and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2008	$104,098,342	$19,487,825
2007	$117,751,720	$22,706,307
2006	$80,123,822	$13,243,555
For contracts issued by VAB, those amounts have been:

2

	Aggregate	Retained
Year	Commissions	Commissions
2008	$34,416	$6,443
2007	$37,010	$7,137
2006	$48,042	$7,941
Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
Average annual total return data will be given for one-, three-, five- and ten-year periods (if applicable) and may be given for other periods as well. We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2008 and 2007
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/  KPMG LLP
Columbus, Ohio
April 29, 2009

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2008 and 2007
(Dollars in thousands, except share amounts)

	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$4,785,062	4,846,526
Fixed maturity securities on loan	—	850,243
Equity securities	28,903	19,815
Fixed maturity held-to-maturity securities, at amortized cost	735,134	680,095
Trading securities, at fair value:
Fixed maturity	2,850	4,794
Equity securities	4,972	8,623
Mortgage loans on real estate, net	1,359,015	1,302,890
Real estate, net	4,299	4,509
Policy loans	266,630	242,682
Other long-term investments	17,926	5,688
Short-term investments securities lending collateral	—	868,348
Short-term investments	264,554	—

Total investments	7,469,345	8,834,213

Cash	266,402	19,481
Accrued investment income	87,247	89,172
Deferred policy acquisition costs	1,201,525	1,019,795
Reinsurance recoverable	1,545,773	1,353,512
Other assets	75,483	66,609
Goodwill and intangible assets	755	755
Federal income tax recoverable	42,178	—
Assets held in separate accounts	5,672,490	7,272,457

Total assets	$16,361,198	18,655,994

Liabilities and Stockholder’s Equity

Future policy benefits and claims	$9,078,030	8,609,004
Policyholders’ dividend accumulations	51,231	52,955
Other policyholder funds	12,260	39,281
Notes payable (net of unamortized discount of $642 in 2008 and $678 in 2007)	105,358	105,322
Federal income taxes:
Current	—	1,083
Deferred	4,577	96,361
Payables for securities lending collateral	—	868,348
Other liabilities	201,199	185,639
Liabilities related to separate accounts	5,672,490	7,272,457

Total liabilities	15,125,145	17,230,450

Commitments and contingencies

Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	162,939
Accumulated other comprehensive (loss) income	(272,847)	18,039

Retained earnings	1,311,627	1,234,566

Total stockholder’s equity	1,236,053	1,425,544

Total liabilities and stockholder’s equity	$16,361,198	18,655,994

See accompanying notes to consolidated financial statements.

2

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Revenues:
Traditional life insurance premiums	$239,833	235,121	209,290
Annuity premiums and charges	109,465	88,435	69,548
Universal life policy charges	112,663	100,204	92,748
Accident and health insurance premiums	19,830	19,924	19,614
Investment management fees	7,688	9,270	7,620
Change in value of trading securities	(3,625)	422	399
Change in value of reinsurance derivatives	—	—	63
Net investment income	514,608	524,829	543,070
Net realized losses on investments	(131,523)	(4,439)	(14,613)
Other income	61,977	66,703	48,896

	930,916	1,040,469	976,635

Benefits and expenses:
Benefits and claims	314,265	544,296	538,823
Provision for policyholders’ dividends on participating policies	40,720	35,023	34,271
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	222,168	105,551	111,063
Amortization of deferred policy acquisition costs due to realized (losses) gains	(11,373)	(678)	2,606
Other operating costs and expenses	155,976	152,357	128,246

	721,756	836,549	815,009

Income before income taxes	209,160	203,920	161,626

Income taxes:
Current (benefit) expense	(10,582)	49,784	45,650
Deferred expense	80,681	15,916	8,653

	70,099	65,700	54,303

Net income	$139,061	138,220	107,323

See accompanying notes to consolidated financial statements.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	(loss) income	earnings	equity
Balance, December 31, 2005	$10,000	162,939	103,862	1,068,023	1,344,824

Dividends to stockholder	—	—	—	(30,000)	(30,000)

Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, December 31, 2006	10,000	162,939	55,872	1,145,346	1,374,157

Dividends to stockholder	—	—	—	(49,000)	(49,000)

Comprehensive income:
Net income	—	—	—	138,220	138,220
Other comprehensive loss	—	—	(35,973)	—	(35,973)

Total comprehensive income					102,247
SFAS 158 pension adjustment, net of federal income tax of $1,001	—	—	(1,860)	—	(1,860)

Balance, December 31, 2007	10,000	162,939	18,039	1,234,566	1,425,544

Capital contribution from parent	—	24,334	—	—	24,334

Dividends to stockholder	—	—	—	(62,000)	(62,000)

Comprehensive loss:
Net income	—	—	—	139,061	139,061
Other comprehensive loss	—	—	(290,886)	—	(290,886)

Total comprehensive loss					(151,825)

Balance, December 31, 2008	$10,000	187,273	(272,847)	1,311,627	1,236,053

See accompanying notes to consolidated financial statements.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Cash Flows
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Cash flows from operating activities:
Net income	$139,061	138,220	107,323
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	2,517	124	1,945
Cost of fixed maturity trading securities acquired	(997)	—	(486)
Cost of equity securities trading securities acquired	—	(6,315)	—
Interest credited to policyholder account values	271,313	279,170	293,077
Universal life and investment-type product policy fees	(146,617)	(120,178)	(94,465)
Capitalization of deferred policy acquisition costs	(221,041)	(229,141)	(191,910)
Amortization of deferred policy acquisition costs	210,795	104,873	113,669
Amortization and depreciation	3,214	2,389	1,953
Net realized losses on investments	131,523	4,439	14,613
Change in value of trading securities	3,625	(422)	(399)
Deferred federal income tax expense	80,681	15,916	8,653
Change in value of reinsurance derivatives	—	—	(63)
Decrease in accrued investment income	1,925	3,306	3,538
Increase in other assets	(375,799)	(45,697)	(32,340)
Increase in policyholder liabilities	288,677	173,537	150,720
Decrease in policyholders’ dividend accumulations and other funds	(28,745)	(3,814)	(1,577)
(Decrease) increase in federal income tax payable	(43,261)	(3,890)	9,212
Increase (decrease) in other liabilities	22,560	14,108	(11,049)
Other, net	12,855	(4,639)	6,719

Net cash provided by operating activities	352,286	321,986	379,133

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	60,110	32,406	15,300
Proceeds from sale of fixed maturity available-for-sale securities	546,386	491,620	602,901
Proceeds from sale of available-for-sale equity securities	—	11,214	14,287
Proceeds from maturity of fixed maturity held-to-maturity securities	69,701	80,694	90,145
Proceeds from repayment of mortgage loans on real estate	129,576	156,797	199,707
Proceeds from sale of real estate	347	855	1,111
Cost of fixed maturity available-for-sale securities acquired	(498,341)	(297,027)	(386,150)
Cost of available-for-sale equity securities acquired	(9,136)	(5,743)	(14,051)
Cost of fixed maturity held-to-maturity securities acquired	(133,027)	(103,994)	(18,000)
Cost of mortgage loans on real estate acquired	(186,019)	(188,115)	(207,021)
Cost of real estate acquired	(562)	(855)	(566)
Change in payables for securities lending collateral, net	(868,348)	(267,074)	539,280
Net increase in short-term investments	(264,554)	—	—
Change in policy loans, net	(23,948)	(25,979)	(21,461)
Change in other invested assets, net	2,064	13,507	(2,387)

Net cash (used in) provided by investing activities	(1,175,751)	(101,694)	813,095

Cash flows from financing activities:
Universal life and investment product account deposits	2,786,556	2,803,028	2,177,981
Universal life and investment product account withdrawals	(2,525,518)	(3,258,626)	(2,847,707)
Capital contribution from parent	10,000	—	—
Dividends paid to parent	(69,000)	(42,000)	(30,000)

Net cash provided by (used in) financing activities	202,038	(497,598)	(699,726)

Net (decrease) increase in cash and cash equivalents	(621,427)	(277,306)	492,502

Cash and cash equivalents, beginning of year	887,829	1,165,135	672,633

Cash and cash equivalents, end of year	$266,402	887,829	1,165,135

Supplemental disclosures:
Income taxes paid	$31,089	52,069	35,935
Interest paid on notes payable	8,348	8,261	8,000
Non-cash capital contribution from parent in the form of other long-term investments	14,334	—	—
See accompanying notes to consolidated financial statements.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. NSLAC was previously owned by SMON Holdings, Inc. (SMON) and ONLIC owned a 51% interest in SMON with the remainder owned by SML. On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.
(Continued)

6

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.
Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 42% of total fixed annuity deposits in 2008 and approximately 20% of total fixed annuity deposits in 2007.
Based on policyholder account balances, the Company’s largest distributor accounted for approximately 38% and 47% of total fixed annuity reserves as of December 31, 2008 and 2007, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.
Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,545,773 and $1,353,512 as of December 31, 2008 and 2007, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall
(Continued)

7

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.
As of December 31, 2008, direct G reserves were $81.9 million, ceded G reserves were $302.4 million and net G reserves were $(220.5) million. As of December 31, 2007, direct G reserves were $20.7 million, ceded G reserves were $10.4 million and net G reserves were $10.3 million.
The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2008 was $1,892 million, of which $1,113 million was reinsured, with a net amount at risk of $779 million. The total amount at risk under GMDB features as of December 31, 2007 was $89 million, of which $65 million was reinsured, with a net amount at risk of $24 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 as of December 31, 2008 and 2007.
The total amount at risk under GMIB guarantees is determined by comparing each contract’s account value at the end of the year to the GMIB amount. The total amount at risk under GMIB features as of December 31, 2008 was $1,890 million, of which $1,689 million was reinsured with a non-affiliated reinsurer and $179 million was reinsured with Sycamore Re, wholly owned subsidiary of ONFS, with a net amount at risk of $22 million. The total amount at risk under GMIB features as of December 31, 2007 was $55.4 million, of which $55.4 million was reinsured with a non-affiliated reinsurer. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMIB contract holders was 62 as of December 31, 2008 and 2007.
The total amount at risk under GMAB and GMWB guarantees is determined by comparing each contract’s account value at the end of the year to the GMAB and GMWB amount. The total amount at risk under GMAB and GMWB features as of December 31, 2008 was $55.6 million, of which $0 was reinsured, with a net amount at risk of $55.6 million. The total amount at risk under GMAB and GMWB features as of December 31, 2007 was $0.2 million, of which $0 was reinsured, with a net amount at risk of $0.2 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMAB and GMWB contract holders was 63 and 62 as of December 31, 2008 and 2007, respectively.
(Continued)

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading equity securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all other equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and
(Continued)

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2008, 77.9% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.4% from the Company’s pricing matrices and 0.7% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate are included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances. Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.
(Continued)

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(n)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or less than 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio. Additionally, other circumstances may be identified which cause analysis of individual securities, such as rapid declines in fair value, bankruptcies, and downgrades.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, and (5) the Company’s ability and intent to hold the security to maturity or until it recovers in value. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time.

For securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will collect amounts due under the contractual terms of the security.

To the extent the Company determines that a security is deemed to be other-than-temporarily impaired (OTI), the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, certain securitized financial assets with contractual cash flows, including asset-backed securities, are also reviewed in accordance with EITF 99-20. EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair
(Continued)

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if it is probable that there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments, with changes in fair value recorded in net realized gains (losses) on investments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products – Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(Continued)

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Investment Products and Universal Life Insurance Products — Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products — Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.
(Continued)

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)). The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.75%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. If actual net separate account performance varies from the 9.75% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (1.64)% or in excess of 14.47% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to
(Continued)

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999, the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004, the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of
(Continued)

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005, two additional GMDB riders were introduced. The first provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a GMDB increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded
(Continued)

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 9%, and 8% of the Company’s ordinary life insurance in force as of December 31, 2008, 2007, and 2006, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax
(Continued)

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can join the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, met those rules and regulations. The Company, in 2007 acquired more than 80% ownership of NSLAC. NSLAC files its Federal income tax return on a separate company basis as it does not meet those rules and regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchased price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.
(Continued)

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the
(Continued)

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008 follows:

	2008	2007
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $319,565 and $328,930, as of December 31, 2008 and 2007, respectively)	$283,629	337,232
Fixed maturity securities held-to-maturity, at amortized cost	53,418	59,994
Mortgage loans on real estate, net	107,633	120,256
Policy loans	127,538	126,232
Short-term investments	28,680	4,742
Accrued investment income	5,536	5,489
Deferred policy acquisition costs	73,599	75,606
Reinsurance recoverable	1,750	1,711
Deferred federal income taxes	12,578	—
Other assets	14,619	1,725

	$708,980	732,987

Closed Block liabilities:
Future policy benefits and claims	$694,811	696,996
Policyholders’ dividend accumulations	51,159	52,900
Other policyholder funds	—	15,530
Deferred federal income taxes	—	2,906
Other liabilities	3,067	3,039

	$749,037	771,371

(Continued)

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008	2007	2006
Closed Block revenues and expenses:
Traditional life insurance premiums	$41,804	43,915	46,112
Net investment income	45,695	45,028	46,153
Net realized losses on investments	(4,487)	(16)	(578)
Benefits and claims	(53,547)	(56,571)	(55,567)
Provision for policyholders’ dividends on participating policies	(20,101)	(18,125)	(20,948)
Amortization of deferred policy acquisition costs	(3,902)	(3,972)	(4,040)
Other operating costs and expenses	(3,715)	(3,508)	(3,591)

Income before federal income taxes	$1,747	6,751	7,541

(o)	Recently Issued Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) 115-2 and Financial Accounting Standard (FAS) 124-2, Recognition and Presentation of Other-Than-Temporary Impairments (FSP 115-2 and FAS 124-2). FSP FAS 115-2 and FAS 124-2 on other-than-temporary impairments is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The measure of impairment in comprehensive income remains fair value. The FSP also requires increased and more timely disclosures sought by investors regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In April 2009, the FASB issued FSP FAS 107-1 and Accounting Principles Board opinion (APB) 28-1, Interim Disclosures about Fair Value of Financial Instruments (FSP FAS 107-1 and APB 28-1). FSP FAS 107-1 and APB 28-1 relates to fair value disclosures for any financial instruments that are not currently reflected on the balance sheet of companies at fair value. Prior to issuing this FSP, fair values for these assets and liabilities were only disclosed once a year. The FSP now requires these disclosures on a quarterly basis, providing qualitative and quantitative information about fair value estimates for all those financial instruments not measured on the balance sheet at fair value. The FSP FAS 107-1 and APB 28-1 is effective for interim and annual periods ending after June 15,
(Continued)

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.
In January 2009, the FASB issued Emerging Issues Task Force (EITF) Issue No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company has adopted FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised in 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4). FSP FAS 157-4 relates to determining fair values when there is no active market or where the price inputs being used represent distressed sales. It reaffirms what Statement 157 states is the objective of fair value measurement — to reflect how much an asset would be sold for in an orderly transaction (as opposed to a distressed or forced transaction) at the date of the financial statements under current market conditions. Specifically, it reaffirms the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive. The FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt it for the interim and annual periods ending after March 15, 2009. The Company is still evaluating the impact of adoption.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In May 2008, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the
(Continued)

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). The Company adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Company’s current practices.

In April 2008, the FASB issued FSP FAS 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). FSP FAS 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). FSP FAS 142-3 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company does not expect the new factors to materially change the Company’s current methodologies.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities – An Amendment of SFAS No. 133 (SFAS 161). SFAS 161 seeks to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosures regarding the impact on financial position, financial performance, and cash flows. To achieve this increased transparency, SFAS 161 requires (1) the disclosure of the fair value of derivative instruments and gains and losses in a tabular format; (2) the disclosure of derivative features that are credit risk-related; and (3) cross-referencing within the footnotes. The Company adopted SFAS 161 effective December 31, 2008. The provisions of SFAS 161 were applied as required by the Company on the adoption date. See note 7 for the required disclosures.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141(R)). This Statement replaces SFAS 141, Business Combinations and requires an acquirer to recognize the assets acquired, the liabilities assumed, including those arising from contractual contingencies, any contingent consideration, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date, with limited exceptions specified in the statement. SFAS 141(R) also requires the acquirer in a business combination achieved in stages (sometimes referred to as a step acquisition) to recognize the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, at the full amounts of their fair values (or other values determined in accordance with SFAS 141(R)). In addition, SFAS 141(R)’s requirement to measure the noncontrolling interest in the acquiree at fair value will result in recognizing the goodwill attributable to the noncontrolling interest in addition to that attributable to the acquirer. SFAS 141(R) amends SFAS 109, Accounting for Income Taxes, to require the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. It also amends SFAS 142, Goodwill and Other Intangible Assets, to, among other things, provide guidance on the impairment testing of acquired research and development intangible assets and assets that the acquirer intends not to use. The provisions of SFAS 141(R) are effective for fiscal years beginning after December 15, 2008 and
(Continued)

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141(R) as required when effective. The Company will adopt SFAS 141 (R) effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements (SFAS 160). SFAS 160 amends Accounting Research Bulletin 51 (ARB 51), Consolidated Financial Statements, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. It also clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. SFAS 160 also changes the way the consolidated income statement is presented by requiring consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest. It also requires disclosure, on the face of the consolidated statement of income, of the amounts of consolidated net income attributable to the parent and to the noncontrolling interest. SFAS 160 requires that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated and requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent owners and the interests of the noncontrolling owners of a subsidiary. SFAS 160 is effective for fiscal periods, and interim periods within those fiscal years, beginning on or after December 15, 2008. Early adoption is prohibited. SFAS 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS 160 effective January 1, 2009 to all acquisitions and dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are deemed to be investment companies, this SOP also addresses whether the specialized industry accounting principles of the Guide (investment company accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (equity method investor). In addition, this SOP includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007; however, in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, Effective Date of AICPA Statement of Position 07-1, which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the
(Continued)

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
SOP before December 15, 2007. The Company did not early adopt SOP 07-1. The Company will continue to monitor the FASB and AICPA deliberations regarding this statement.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS 159 did not have any impact on the Company’s results of operations or financial position. The Company will assess the fair value election for new financial assets and liabilities prospectively.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of SFAS Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to: (a) recognize an asset for the funded status, measured as the difference between the fair value of plan assets and the benefit obligation, of defined benefit postretirement plans that are overfunded and a liability for plans that are underfunded, measured as of the employer’s fiscal year end; and (b) recognize changes in the funded status of defined benefit postretirement plans, other than for the net periodic benefit cost included in net income, in accumulated other comprehensive income. For pension plans, the funded status must be based on the projected benefit obligation. The provisions of SFAS Statement No. 87, Employers’ Accounting for Pensions (SFAS 87) and SFAS Statement No. 106, Employers’ Accounting for Postretirement Benefits Other Than Pensions in measuring plan assets and benefit obligations and in determining the amount of net periodic benefit cost continue to apply upon initial and subsequent application of SFAS 158. The adoption of SFAS 158 as of December 31, 2007 resulted in a reduction in the balance of the accumulated other comprehensive income component of equity of $1,860, net of tax of $1,001, at December 31, 2007.

In September 2006, the FASB issued SFAS No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to
(Continued)

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. In February 2008, the FASB issued FASB Staff Position No. 157-2 Effective Date of FASB Statement 157, which permits the deferral of the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for nonfinancial assets and liabilities. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim
(Continued)

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operation.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2007. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company recorded no cumulative effect adjustment related to the adoption of SOP 05-1 as of January 1, 2007 and does not expect it to have a material impact on its ongoing financial position or results of operations.
(Continued)

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2008 statutory results are unaudited as of the date of this report.

ONLIC has received approval from the Ohio Insurance Department regarding the use of two permitted practices in its statutory financial statements as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Specifically, this permitted practice allows the Company to calculate its reserves for variable annuities that provide guaranteed living benefits using the asset adequacy analysis requirements from the NAIC Actuarial Guideline 34 (AG34) instead of the method prescribed by the NAIC in Actuarial Guideline 39 (AG39). These permitted practices resulted in an increase to the Company’s statutory surplus of $32.3 million as of December 31, 2008. The effects of these permitted practices are included in the 2008 statutory amounts shown below.

ONLIC has received approval from the Ohio Insurance Department regarding the use of one permitted practice in the statutory financial statements of its Ohio-domiciled life insurance subsidiary ONLAC, as of December 31, 2008. This permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice resulted in an increase to the ONLAC’s statutory surplus of $27.9 million as of December 31, 2008. The effect of this permitted practice is included in the 2008 statutory amounts shown below.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.
(Continued)

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
NSLAC has no permitted statutory accounting practices.

The combined statutory basis net (loss) income of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $(232,940), $43,379, and $69,384 for the years ended December 31, 2008, 2007, and 2006, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $757,192 and $794,948, as of December 31, 2008 and 2007, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2008, 2007, and 2006 were as follows:

	2008	2007	2006
Foreign currency translation adjustment	$15	629	100
Pension liability adjustment, net of tax	(10,196)	156	414
Unrealized losses on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(437,380)	(51,834)	(71,592)
Related income tax benefit	153,216	18,165	25,041

	(294,345)	(32,884)	(46,037)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(5,322)	4,752	3,004
Related income tax benefit (expense)	1,863	(1,663)	(1,051)

	(3,459)	3,089	1,953

Other comprehensive loss	$(290,886)	(35,973)	(47,990)

(5)	Disclosures about the Fair Value of Assets, including Financial Instruments

SFAS 157 Transition

As described in note 2(o), the Company adopted SFAS 157 effective January 1, 2008. The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.
(Continued)

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
SFAS 157: Fair Value Hierarchy

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company plans to utilize the deferral for non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, in accordance with FSP FAS 157-2.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:
•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements and equity securities, certain foreign government debt securities, and certain derivatives.

•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as follows:
(Continued)

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets

Investments
Securities available-for-sale:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government	$—	95,452	—	95,452
Federal agency issued securities	—	133,302	—	133,302
Obligations of states and political subdivisions	—	37,192	—	37,192
Debt securities issued by foreign governments	—	4,781	—	4,781
Corporate securities	—	3,274,544	6,764	3,281,308
Mortgage-backed securities	—	1,168,210	64,817	1,233,027
Equity securities	—	28,903	—	28,903

Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850
Equity securities	—	4,972	—	4,972

Other long-term investments:
Derivative instruments	—	14,334	—	14,334

Short-term investments	—	264,554	—	264,554

Other assets
Cash	(56,596)	322,998	—	266,402
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	272,314	272,314
Assets held in Separate Accounts	—	5,672,490	—	5,672,490

Total Assets	$(56,596)	11,024,582	343,895	11,311,881

Liabilities
GMAB/GMWB embedded derivatives	$—	—	15,334	15,334

Total liabilities	$—	—	15,334	15,334

(Continued)

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Cash

Cash is considered Level 1 for the purposes of our SFAS 157 classification as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year. The majority of short-term investments are valued in the same manner as the fixed maturity securities noted below.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations which utilize inputs that may be difficult to corroborate with observable market data and may be non-binding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and
(Continued)

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB Reinsurance and GMAB and GMWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of this reinsurance derivative now includes an adjustment for the counterparty’s nonperformance risk and risk margins for non-capital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the non-capital market risk of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB reinsurance, and GMAB and GMWB embedded derivatives are categorized as Level 3.

Separate Account Assets
(Continued)

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value as follows:

	For the Year Ended December 31, 2008
				Activity			Change in
				during			unrealized
		Net investment gain/(loss)		the period			gains/(losses) in
				(Purchases			earnings
		In earnings		issuances,	Transfers		attributable to
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	assets still held at
	balance	unrealized) [1]	in OCI [2]	settlements)	level 3	balance	the reporting date
Assets

Investments
Securities available for sale:
Fixed maturity securities
Corporate securities	$30,176	(5,279)	(6,838)	(3,429)	(7,866)	6,764	(5,279)
Mortgage-backed securities	104,350	(9,979)	(12,142)	(11,194)	(6,218)	64,817	(8,883)

Total investments	$134,526	(15,258)	(18,980)	(14,623)	(14,084)	71,581	(14,162)

Other assets
GMIB reinsurance	4,553	282,153	—	(14,392)	—	272,314	282,153

Total assets	$139,079	266,895	(18,980)	(29,015)	(14,084)	343,895	267,991

Liabilities
GMAB/GMWB embedded derivative	$2,001	13,333	—	—	—	15,334	13,333

Total liabilities	$2,001	13,333	—	—	—	15,334	13,333

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value
(Continued)

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
hierarchy levels of financial assets and liabilities. As of December 31, 2008, the Company began pricing certain items using market observable data rather than internal models or broker quotes. This change resulted in net transfers out of Level 3 of $14,084 as of December 31, 2008.

SFAS 107: Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on- and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to SFAS 107 disclosure that have not been presented at fair value in the SFAS 157 tables above are presented in the table below as follows:

	As of December 31, 2008
	Carrying	Estimated
	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$735,134	686,984
Mortgage loans on real estate	1,359,015	1,380,013
Policy loans	266,630	317,211

Liabilities:
Investment contracts	$4,112,013	4,151,009
Policyholders’ dividend accumulations and other policyholder funds	63,491	63,491
Notes payable	105,358	92,601
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities — The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate — The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
(Continued)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Policy loans — The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts — The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable — The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2008	2007	2006
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$362,950	374,981	401,830
Equity securities	1,116	1,265	102
Fixed maturity trading securities	169	215	266
Fixed maturity held-to-maturity securities	50,167	46,341	39,882
Mortgage loans on real estate	93,890	95,057	99,568
Real estate	583	658	715
Policy loans	15,814	14,018	12,562
Short-term investments	4,600	2,753	2,629
Other long-term investments	(47)	3,621	(414)

Total gross investment income	529,242	538,909	557,140

Interest expense	(8,384)	(8,261)	(8,000)
Other investment expenses	(6,250)	(5,819)	(6,070)

Net investment income	$514,608	524,829	543,070

(Continued)

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Realized gains (losses) on investments
	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$(121,463)	(4,438)	(16,488)
Equity securities	(692)	296	1,386
Fixed maturity held-to-maturity securities	(8,695)	(51)	13
Mortgage loans on real estate	—	—	(8)
Real estate	(353)	(77)	219

Total realized losses on investments	(131,203)	(4,270)	(14,878)

Change in valuation allowances for mortgage loans on real estate	(320)	(169)	265

Net realized losses on investments	$(131,523)	(4,439)	(14,613)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $144,938, $9,142, and $15,065 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008, fixed maturity securities with a carrying value of $65,524, which had a cumulative write-down of $147,859 due to OTI, remained in the Company’s investment portfolio.

The following table summarizes other-than-temporary impairments by asset type for the years ended December 31:

	2008	2007	2006
Fixed maturity securities:
Corporate securities	$134,588	5,280	403
Mortgage-backed securities	10,350	3,862	13,937

Total fixed maturity securities	144,938	9,142	14,340
Other	—	—	725

Total other-than temporary and other investment impairments	$144,938	9,142	15,065

(Continued)

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading, and held-to-maturity and equity securities available-for-sale and trading were as follows:

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,652	6,265	(465)	95,452
Federal agency issued securities[1]	132,760	542	—	133,302
Obligations of states and political subdivisions	36,854	1,477	(1,139)	37,192
Debt securities issued by foreign governments	4,328	570	(117)	4,781
Corporate securities	3,755,454	90,002	(564,148)	3,281,308
Mortgage-backed securities	1,415,332	33,468	(215,773)	1,233,027

Total fixed maturity securities	$5,434,380	132,324	(781,642)	4,785,062

Equity securities	$25,985	2,927	(9)	28,903

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

Equity securities	7,736	—	(2,764)	4,972

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,150	—	(106)	2,044
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	731,470	8,673	(56,681)	683,462
Mortgage-backed securities	514	3	(39)	478

Total held-to-maturity	$735,134	8,676	(56,826)	686,984

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	December 31, 2007
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$282,831	7,923	(449)	290,305
Federal agency issued securities[1]	163,213	339	(221)	163,331
Obligations of states and political subdivisions	75,121	10,857	—	85,978
Debt securities issued by foreign governments	22,260	520	(563)	22,217
Corporate securities	3,723,563	182,526	(140,670)	3,765,419
Mortgage-backed securities	1,400,035	21,202	(51,718)	1,369,519

Total fixed maturity securities	$5,667,023	223,367	(193,621)	5,696,769

Equity securities	$16,849	2,967	(1)	19,815

Trading securities:
Fixed maturity corporate securities	$5,028	7	(241)	4,794

Equity securities	7,736	887	—	8,623

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,210	284	—	2,494
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	669,821	32,387	(5,346)	696,862
Mortgage-backed securities	7,064	955	—	8,019

Total held-to-maturity	$680,095	33,626	(5,346)	708,375

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2008	2007
Net unrealized (losses) gains, before adjustments and taxes	$(646,400)	32,712
Less:
Unrealized (losses) gains related to Closed Block	(35,936)	8,303
Adjustment to future policy benefits and claims	—	348
Adjustment to deferred policy acquisition costs	(199,120)	3,145
Deferred federal income taxes	(143,238)	8,115

Net unrealized (losses) gains	$(268,106)	12,801

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$(679,064)	(90,164)	(98,302)
Equity securities	(48)	(510)	1,509

Change in net unrealized gains (losses)	(679,112)	(90,674)	(96,793)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2008.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$236,351	231,721	753	753	29,136	29,130
Due after one year through five years	841,376	771,169	880	829	240,051	229,492
Due after five years through ten years	2,065,111	1,779,516	1,425	1,268	352,654	315,046
Due after ten years	2,291,542	2,002,656	—	—	113,293	113,316

Total	$5,434,380	4,785,062	3,058	2,850	735,134	686,984

(Continued)

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	2008
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of U.S. government	$14,545	(465)	—	—	14,545	(465)
Obligations of states and political subdivisions	19,530	(1,245)	—	—	19,530	(1,245)
Debt securities issued by foreign governments	1,128	(117)	—	—	1,128	(117)
Corporate securities	1,790,624	(282,262)	988,025	(338,847)	2,778,649	(621,109)
Mortgage-backed securities	225,823	(51,563)	404,476	(164,249)	630,299	(215,812)

Total fixed maturity securities	2,051,650	(335,652)	1,392,501	(503,096)	3,444,151	(838,748)

Equity securities	2	(2)	6	(7)	8	(9)

Total	$2,051,652	(335,654)	1,392,507	(503,103)	3,444,159	(838,757)

	2007
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of U.S. government	$40,851	(315)	10,265	(134)	51,116	(449)
Federal agency issued securities	61,428	(121)	83,037	(100)	144,465	(221)
Debt securities issued by foreign governments	—	—	13,799	(563)	13,799	(563)
Corporate securities	793,785	(41,732)	938,496	(104,525)	1,732,281	(146,257)
Mortgage-backed securities	228,116	(12,760)	355,166	(38,958)	583,282	(51,718)

Total fixed maturity securities	1,124,180	(54,928)	1,400,763	(144,280)	2,524,943	(199,208)

Equity securities	—	—	2	(1)	2	(1)

Total	$1,124,180	(54,928)	1,400,765	(144,281)	2,524,945	(199,209)

In accordance with its policy described in note 2(a), the Company concluded that no securities reflected in the tables above were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2008 and 2007.
(Continued)

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The majority of the increases in the Company’s unrealized losses reflected in the tables above from December 31, 2007 to December 31, 2008 were attributable to corporate securities and mortgage-backed securities. The increase in unrealized losses on corporate securities was primarily due to significant increases in credit spreads, illiquid markets, and volatility in investment quality ratings as a result of the credit market disruptions in the fourth quarter of 2008. The increase in unrealized losses on mortgage-backed securities was primarily due to an increase in credit spreads and decrease in market liquidity resulting from concern about mortgage defaults.

Securities with unrealized losses for less than twelve consecutive months included 525 issues with a carrying value of $2,051,652 and unrealized losses of $335,654 at December 31, 2008; and 262 issues with a carrying value of $1,124,180 and unrealized losses of $54,928 at December 31, 2007. Of this portfolio, 89.0% and 86.6% were investment grade (rated AAA through BBB-) with associated unrealized losses of $213,273 and $38,865 at December 31, 2008 and 2007, respectively.

Securities with unrealized losses for twelve consecutive months or longer included 335 issues with a carrying value of $1,392,507 and unrealized losses of $503,103 at December 31, 2008; and 339 issues with a carrying value of $1,400,765 and unrealized losses of $144,281 at December 31, 2007. Of this portfolio, 80.3% and 89.4% were investment grade, with associated unrealized losses of $333,028 and $101,430 at December 31, 2008 and 2007, respectively.

Fixed maturities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer are considered potentially distressed securities and are subject to rigorous ongoing review. There were 60 and 11 issues with a fair value to amortized cost ratio of less than 80% for 6 months or longer as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $201,159, $44,638 and unrealized losses of $128,923, $24,804 as of December 31, 2008 and 2007, respectively. There were 235 and 16 issues with a fair value to amortized cost ratio of less than 80% for less than 6 months as of December 31, 2008 and 2007, respectively. These securities had a carrying value of $930,786, $57,628 and unrealized losses of $463,684, $22,350 as of December 31, 2008 and 2007, respectively. As described more fully in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. Based upon this review, the Company believes that the securities in an unrealized loss position as of December 31, 2008 and 2007 were not other-than-temporary impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value.

The tables below summarize the fixed maturity securities with unrealized losses as of December 31:
(Continued)

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	2008
Fair value to amortized	Amortized		Unrealized
cost ratio	cost	Fair value	losses
90% – 99%	$1,428,854	1,348,876	(79,978)
80% – 89%	1,129,510	963,338	(166,172)
Below 80%	1,724,552	1,131,945	(592,607)

Total	$4,282,916	3,444,159	(838,757)

	2007
Fair value to amortized	Amortized		Unrealized
cost ratio	cost	Fair value	losses
90% – 99%	$2,053,948	1,975,920	(78,028)
80% – 89%	520,785	446,759	(74,026)
Below 80%	149,421	102,266	(47,155)

Total	$2,724,154	2,524,945	(199,209)

Proceeds from the sale of securities available-for-sale (excluding calls) during 2008, 2007, and 2006 were $458,074, $479,720, and $545,255, respectively. Gross gains of $22,059 ($4,412 in 2007 and $4,224 in 2006) and gross losses of $9,786 ($210 in 2007 and $7,195 in 2006) were realized on those sales.

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2008, 2007, and 2006.

Investments with a fair value of $18,009 and $16,214 as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 in 2008 ($72 in 2007), with no valuation allowance recorded in 2008 and 2007, respectively. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were two foreclosures of mortgage loans in 2008 and none in 2007.

At December 31, 2008 and 2007, the Company had mortgage loans totaling $7,618 and $0, respectively, which were in the process of foreclosure.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government
(Continued)

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. The Company did not participate in securities lending as of December 31, 2008. As of December 31, 2007, the Company received $868,348 of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any noncash collateral on securities lending as of December 31, 2007. As of December 31, 2007, the Company had loaned securities with a fair value of $850,243, which are recognized in the consolidated balance sheets as part of investments available-for-sale, fixed maturity securities on loan.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to SFAS 133, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB and GMWB.

The Company has entered into reinsurance arrangements with a non-affiliated reinsurer and Sycamore Re to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). These reinsurance contracts are accounted for as freestanding derivatives.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders (see notes 1 and 2(f)).

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.
(Continued)

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Asset derivatives
		2008	2007
	Balance sheet location	Fair value	Fair value
As of December 31
Derivatives not designated as hedging instruments under SFAS 133
Equity put options [1]	Other long-term investments	14,334	—
GMIB reinsurance contracts	Reinsurance recoverable	272,314	4,553

Total derivatives not designated as hedging instruments under SFAS 133		$286,648	4,553

	Liability derivatives
		2008	2007
	Balance sheet location	Fair value	Fair value
As of December 31
Derivatives not designated as hedging instruments under SFAS 133
GMAB and GMWB embedded derivatives	Future policy benefits and claims	15,334	2,001

Total derivatives not designated as hedging instruments under SFAS 133		$15,334	2,001

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.
(Continued)

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as hedging	Location of gain (loss) recognized in income on	Amount of gain (loss) recognized in
instruments under SFAS 133	derivatives	income on derivatives
		2008	2007
GMAB and GMWB embedded derivatives	Benefits and claims	$(13,333)	(2,205)
GMIB reinsurance contracts	Benefits and claims	282,153	4,842

Total		$268,820	2,637

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing, superior performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a non-affiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2008, a non-affiliated reinsurer and Sycamore Re held assets with a market value of $46,216 and $4,629, respectively in trust and a letter of credit of $48,519 and $0, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.
(Continued)

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2008 and 2007) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.6%, 4.8%, and 4.6% for the years ended December 31, 2008, 2007, and 2006, respectively.

The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.3% to 8.0%.
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,261, and $8,000 for the years ended December 31, 2008, 2007, and 2006, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2008, 2007, and 2006. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.
(Continued)

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(10)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2008 and 2007:

	2008	2007
Unamortized intangible assets balance as of January 1	$195	275
Purchase price adjustment as result of additional NSLAC acquisition (note 1)	—	(80)

Insurance licenses	$195	195

Goodwill balance as of January 1	$560	793
Purchase price adjustment as result of additional NSLAC acquisition (note 1)	—	(233)

Goodwill balance as of December 31	$560	560

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by SFAS 141, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2008, 2007, and 2006, no impairment was deemed necessary.
(Continued)

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(11)	Income Tax

The Company provides for income taxes based on amounts the Company believes it will ultimately owe in accordance with FASB Statement No. 109. The Company adopted the provision of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (FIN 48) on January 1, 2007 along with its direct subsidiaries, because of selling variable annuities as required by FSP FIN 48-b. No adjustment was necessary for the cumulative effect related to the adoption of FIN 48. The need for reserves is reviewed regularly and is adjusted as events occur that the Company believes impacts its liability for additional taxes. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48.

The provision for income taxes (benefit) is as follows:

	2008	2007	2006
Current	$(10,582)	49,784	45,650
Deferred	80,681	15,916	8,653

Total income tax expense	$70,099	65,700	54,303

A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2008, 2007, and 2006:

	2008	2007	2006
Pre-tax income times U.S. enacted tax rate	$73,207	71,372	56,569
Tax-preferred investment income	(3,912)	(5,381)	(3,864)
Other, net	804	(291)	1,598

Income taxes	$70,099	65,700	54,303

Effective tax rate	33.5%	32.2%	33.6%
In 2008, the Internal Revenue Service (IRS) began a review of the refund claim for the tax year ending December 31, 2003. The IRS expanded its review to cover the tax years ending December 31, 2004 through December 31, 2007 and issued its examination report. The Company has protested the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects its position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to its FIN 48 analysis. In August, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-54 which would have substantially changed accepted industry and IRS
(Continued)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2008, 2007, and 2006 the Company recognized an income tax benefit of $3,883, $5,355, and $3,551, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2008 and 2007 relate to the following:

	2008	2007
Deferred tax assets:
Pension and benefit obligations	$12,882	12,710
Future policy benefits	656,595	693,433
Mortgage loans on real estate	2,556	2,445
Fixed maturity securities available-for-sale	263,889	—
Net operating loss carryforwards	2,080	1,349
Other	26,260	9,761

Total gross deferred tax assets	964,262	719,698

Valuation allowance on deferred tax assets	(1,201)	(1,201)

Net deferred tax assets	963,061	718,497

Deferred tax liabilities:
Fixed maturity securities available-for-sale	—	9,723
Deferred policy acquisition costs	328,843	268,778
Other fixed maturities, equity securities, and other long-term investments	—	1,038
Fixed assets	1,665	4,296
Reinsurance recoverable	618,317	522,639
Other	18,813	8,384

Total gross deferred tax liabilities	967,638	814,858

Net deferred tax liability	$(4,577)	(96,361)

(Continued)

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances, at December 31, 2008.

As of December 31, 2008, the Company has life subgroup capital loss carryforwards of $8,488 expiring in 2013, and non-life net operating loss carryforwards of $86,229 expiring in years 2026 through 2028, all loss carryforwards are expected to be fully utilized before expiring.

For NSLAC, all losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,511 will be utilized before they expire in 2023. NSLAC has net operating loss carryforwards of $3,432 incurred through March 31, 2007 expiring in years 2017 through 2022 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely these net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 35%. The change in the valuation allowance for period ending December 31, 2008, 2007, and 2006 was $0, $(51), and $795, respectively.

(12)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $10,954 and $73,094 as of December 31, 2008 and 2007, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2008.

At December 31, 2008, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $153.5 million and $138.7 million, respectively. At December 31, 2007, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $141.5 million and $138.0 million, respectively.
(Continued)

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2008 and 2007:

	2008	2007
Mortgage assets by type:
Retail	$333,834	324,192
Office	390,992	396,920
Apartment	80,528	79,737
Industrial	281,879	253,357
Other	278,363	254,945

	1,365,596	1,309,151

Less valuation allowances	6,581	6,261

Total mortgage loans on real estate, net	$1,359,015	1,302,890

(13)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement date was December 31, 2008 and 2007.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement date was December 31, 2008 and 2007.
(Continued)

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31, 2008 and 2007.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement date was December 31, 2008 and 2007.
(Continued)

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2008 and 2007 is as follows:

	Pension benefits		Other benefits
	2008	2007	2008	2007
Change in benefit obligation:
Projected benefit obligation at beginning of year	$53,005	49,450	5,925	8,207
Service cost	1,688	1,937	54	70
Interest cost	3,424	3,079	376	488
Actuarial (gain) loss	(3,144)	(30)	(268)	(2,549)
Benefits paid*	(6,260)	(1,431)	(151)	(291)

Projected benefit obligation at end of year	$48,713	53,005

Accumulated benefit obligation	$39,777	43,330	5,936	5,925

Change in plan assets:
Fair value of plan assets at beginning of year	$42,168	40,111	—	—
Actual return on plan assets	(14,827)	3,066	—	—
Benefits and expenses paid	(3,986)	(1,009)	—	—

Fair value of plan assets at end of year	$23,355	42,168	—	—

Funded status	$(25,358)	(10,837)	(5,936)	(5,925)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$—	—	—	—
Accrued benefit costs	(25,358)	(10,837)	(5,936)	(5,925)
Intangible assets	—	—	—	—
(Continued)

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in other comprehensive income:
Net actuarial loss (gain)	$14,478	9,764	580	(4,324)
Prior service cost (credit)	124	(373)	505	(2,206)
Additional minimum liability	—	(7)	—	—

Total	$14,602	9,384	1,085	(6,530)

	Pension benefits		Other benefits
	2008	2007	2008	2007
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$24,242	9,764	(3,744)	(4,324)
Prior service cost (credit)	(249)	(373)	(1,701)	(2,206)
Additional minimum liability	—	—	—	—

Total	$23,993	9,391	(5,445)	(6,530)

(Continued)

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The estimated net loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2009 are $1,971 and $(124), respectively. The estimated net (gain) loss and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2009 are $(707) and $(505), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$1,688	1,937	1,835
Interest costs	3,424	3,079	2,901
Expected return on plan assets	(3,253)	(3,189)	(2,894)
Amortization of prior service cost	(124)	109	(129)
Amortization of net loss	458	521	830

Net periodic benefit cost	$2,193	2,457	2,543

	Other benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$54	70	109
Interest costs	376	488	489
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(847)	(440)	(141)

Net periodic benefit cost	$(922)	(387)	(48)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2008 and 2007 is as follows:

	Pension benefits
	2008	2007
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$48,713	8,479
Accumulated benefit obligation	39,777	6,863
Fair value of plan assets	23,355	—
(Continued)

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(f)	Assumptions

	Pension benefits		Other benefits
	2008	2007	2008	2007
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.50%	6.05%	6.35%	6.05%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.05%	4.05%	—	—
Health care cost trend rate assumed for next year	—	—	4.05%	4.50%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.55%	2.70%
Year that the rate reaches the ultimate trend rate	—	—	2012	2011

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.85%	6.50%	6.50%	6.35%
Rate of compensation increase	4.10%	4.05%	—	—
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
Effect on total of 2008 service cost and interest cost	$56	(47)
Effect on 2008 other post-retirement benefit obligation	688	(582)
(Continued)

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(g)	Plan Assets

The Company’s qualified pension plan had weighted average asset allocations at December 31, 2008 and 2007 by asset category as follows:

	Plan assets at December 31
	2008	2007
Equity securities	77%	83%
Debt securities	22%	14%
Real estate	1%	1%
Other	—%	2%

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 80% equity securities and 20% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 20% of the weighted average return and equity securities make up 80% of the weighted average return.

(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2009.
(Continued)

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2009	$5,122	155
2010	4,614	145
2011	4,003	140
2012	6,088	136
2013	4,553	132
2014-2018	22,682	599
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2008, 2007, and 2006 were $2,732, $5,317, and $2,309, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $943, $667, and $512, in 2008, 2007, and 2006, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.
(Continued)

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(k)	Adoption of SFAS 158

In September 2006, the FASB issued SFAS 158 which requires recognition of the funded status of a benefit plan in the statement of financial position. The Company adopted the provisions of SFAS 158 in its entirety in 2007. The following table illustrates the incremental effect of applying SFAS 158 on individual line items on the Consolidated Balance Sheet at December 31, 2007:

	Before	Adoption of	After
	application	SFAS 158	application
	of SFAS 158	adjustments	of SFAS 158
Other assets	$72,354	(5,745)	66,609
Total assets	18,661,739	(5,745)	18,655,994
Other liabilities	188,523	(2,884)	185,639
Deferred federal income taxes	97,362	(1,001)	96,361
Total liabilities	17,234,335	(3,885)	17,230,450
Accumulated other comprehensive income	19,899	(1,860)	18,039
Total stockholder’s equity	1,427,404	(1,860)	1,425,544
(14)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2008, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $70,790 may be paid by ONLIC to ONFS in 2009 without prior approval. Dividends of $62,000, $49,000, and $30,000 were declared by ONLIC to ONFS in 2008, 2007, and 2006, respectively, and dividends paid were $69,000, $42,000, and $30,000 in 2008, 2007, and 2006, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $23,950 may be paid by ONLAC to ONLIC in 2009 without prior approval. ONLAC did not pay dividends to ONLIC in 2008, 2007, and 2006.
(Continued)

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2008, 2007, or 2006.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2008.

(15)	Bank Line of Credit

As of December 31, 2008, the Company had a $75,000 revolving credit facility, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2008. As of December 31, 2007, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2007 for amounts up to $50,000. Total interest and fees paid on these lines of credit were $117, $65, and $120 in 2008, 2007, and 2006, respectively. There was no borrowing outstanding on these facilities as of December 31, 2008 or 2007.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,591, $5,191, and $4,109 during 2008, 2007, and 2006, respectively. The lease on the Home Office constitutes 95% of the $19,946 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2008 are:

	Operating	Capital
2009	$2,714	1,528
2010	2,701	1,449
2011	2,690	818
2012	2,689	701
2013	2,555	151
After 2013	6,597	—

Total minimum lease payments	$19,946	4,647

Less interest on capital leases		(308)

Liability for capitalized leases		4,339

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.
(Continued)

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2008, 2007, and 2006
(Dollars in thousands)
(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 19%, 14%, and 14% of gross earned life and accident and health premiums during 2008, 2007, and 2006, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $869,084 and $1,043,748 as of December 31, 2008 and 2007, respectively.

Effective October 1, 2008, the Company has entered into a reinsurance agreement with Sycamore Re, an affiliated reinsurance company which is 100% owned by ONFS. The reinsurer is unauthorized in the State of Ohio. The reinsurance agreement covers variable annuity policies with a GMIB rider and the optional ARDBR rider that were issued from April 1, 2008 and forward.

63

Schedule I
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Summary of Investments – Other Than Investments in Related Parties
December 31, 2008
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$89,652	$95,452	$95,452
Federal agency issued securities	132,760	133,302	133,302
Obligations of states and political subdivisions	36,854	37,192	37,192
Debt securities issued by foreign governments	4,328	4,781	4,781
Corporate securities	3,755,454	3,281,308	3,281,308
Mortgage-backed securities	1,415,332	1,233,027	1,233,027

Total fixed maturity available-for-sale securities	5,434,380	4,785,062	4,785,062

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	25,884	28,769	28,769
Industrial, miscellaneous, and all other	—	32	32
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale	25,985	28,903	28,903

Fixed maturity held-to-maturity securities:
Bonds:
Obligations of states and political subdivisions	2,150	2,044	2,150
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	731,470	683,462	731,470
Mortgage-backed securities	514	478	514

Total fixed maturity held-to-maturity securities	735,134	686,984	735,134

Trading securities:
Fixed maturity securities	3,058	2,850	2,850
Equity securities	7,736	4,972	4,972

Total trading securities	10,794	7,822	7,822

Mortgage loans on real estate, net	1,365,596		1,359,015	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	4,421		4,002	[2]

Total real estate, net	4,718		4,299

Policy loans	266,630		266,630
Other long-term investments	19,168		17,926	[3]
Short-term investments	264,382		264,554

Total investments	$8,126,787		$7,469,345

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

64

Schedule III
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Supplementary Insurance Information

Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

2007:
Individual life insurance	$574,614	3,047,706			235,121
Pension and Annuities	420,469	4,063,641			6,033
Other Insurance	24,712	1,497,657			19,924
Corporate	—	—			—

Total	$1,019,795	8,609,004			261,078

2006:
Individual life insurance	$519,613	2,733,474			209,290
Pension and Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	—	—			—

Total	$868,665	8,865,273			237,993

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits, claims,	Amortization
		losses and	of deferred	Other
	Net	settlement	acquisition	operating	Premiums
Year segment	investment	expenses[3]	costs	expenses[2]	written[4]
2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	(26,957)	153,196	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	1,205	—	16,153

Total	$514,608	354,985	210,795	155,976

2007:
Individual life insurance	$191,073	359,315	41,168	43,714
Pension and Annuities	289,126	196,260	61,257	89,763
Other Insurance	13,545	21,842	2,448	1,832
Corporate	31,085	1,902	—	17,048

Total	$524,829	579,319	104,873	152,357

2006:
Individual life insurance	$175,983	319,237	35,248	38,738
Pension and Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	—	8,932

Total	$543,070	573,094	113,669	128,246

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

3	Policyholders’ dividends on participating policies are included in Column H amounts.

4	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

65

Schedule IV
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Reinsurance
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net
2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%

Premiums:
Life insurance	$338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—
Accident and health insurance	37,427	24,920	7,323	19,830	36.9

Total	$393,348	126,990	10,246	276,604	3.7%

2007:
Life insurance in force	$100,764,339	48,465,315	211,455	52,510,479	0.4%

Premiums:
Life insurance	$316,652	84,755	3,224	235,121	1.4%
Pension and Annuities	6,033	—	—	6,033	—
Accident and health insurance	37,926	24,796	6,794	19,924	34.1

Total	$360,611	109,551	10,018	261,078	3.8%

2006:
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,149	0.5%

Premiums:
Life insurance	$288,106	82,540	3,724	209,290	1.8%
Pension and Annuities	9,089	—	—	9,089	—
Accident and health insurance	38,356	25,875	7,133	19,614	36.4

Total	$335,551	108,415	10,857	237,993	4.6%

See accompanying report of independent registered public accounting firm.

66

Schedule V
THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Valuation and Qualifying Accounts
Years ended December 31, 2008, 2007, and 2006
(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2008:
Valuation allowances – mortgage loans on real estate	$6,261	320	—	—	6,581

2007:
Valuation allowances – mortgage loans on real estate	$6,092	169	—	—	6,261

2006:
Valuation allowances – mortgage loans on real estate	$6,357	(265)	—	—	6,092

See accompanying report of independent registered public accounting firm.

67

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 424,124 Shares (Cost $10,773,135)	$5,594,199	$5,469,859	$124,340	$5,594,199
Money Market Subaccount 368,230 Shares (Cost $3,682,304)	3,682,304	3,177,152	505,152	3,682,304
Bond Subaccount 203,604 Shares (Cost $2,198,548)	2,062,508	2,059,322	3,186	2,062,508
Omni Subaccount 302,290 Shares (Cost $4,888,975)	3,331,239	3,175,464	155,775	3,331,239
International Subaccount 363,496 Shares (Cost $4,708,266)	2,748,027	2,742,285	5,742	2,748,027
Capital Appreciation Subaccount 224,155 Shares (Cost $3,058,773)	2,768,317	2,742,170	26,147	2,768,317
Millennium Subaccount 112,899 Shares (Cost $2,574,430)	1,630,255	1,630,255	0	1,630,255
International Small-Mid Company Subaccount (b) 76,944 Shares (Cost $1,277,832)	1,022,586	1,022,586	0	1,022,586
Aggressive Growth Subaccount 30,312 Shares (Cost $269,557)	157,925	157,925	0	157,925
Small Cap Growth Subaccount 45,188 Shares (Cost $564,918)	296,433	296,433	0	296,433
Mid Cap Opportunity Subaccount 133,827 Shares (Cost $1,981,636)	1,466,749	1,458,628	8,121	1,466,749
S&P 500 Index Subaccount 326,250 Shares (Cost $4,394,088)	3,070,017	3,017,324	52,693	3,070,017
Strategic Value Subaccount (a) 9,291 Shares (Cost $89,504)	74,045	74,045	0	74,045
High Income Bond Subaccount 32,584 Shares (Cost $288,506)	235,583	235,583	0	235,583
Capital Growth Subaccount 6,687 Shares (Cost $136,261)	100,309	100,309	0	100,309
Nasdaq-100 Index Subaccount 6,866 Shares (Cost $25,395)	21,355	21,355	0	21,355
Bristol Subaccount 5,190 Shares (Cost $58,624)	42,715	42,715	0	42,715
Bryton Growth Subaccount 1,176 Shares (Cost $14,520)	9,478	9,478	0	9,478

The accompanying notes are an integral part of these financial statements.

3

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Ohio National Fund, Inc.: (continued)
Balanced Subaccount 2,715 Shares (Cost $34,507)	$29,156	$29,156	$0	$29,156
Target Equity/Income Subaccount 944 Shares (Cost $10,189)	6,052	6,052	0	6,052

Dow Target 10 Portfolios:
First Quarter Subaccount 4,667 Shares (Cost $35,945)	33,933	33,933	0	33,933
Second Quarter Subaccount 3,046 Shares (Cost $30,061)	22,689	22,689	0	22,689
Fourth Quarter Subaccount 2,952 Shares (Cost $25,921)	24,560	24,560	0	24,560

Dow Target 5 Portfolios:
First Quarter Subaccount 4,651 Shares (Cost $37,223)	33,905	33,905	0	33,905
Second Quarter Subaccount 3,468 Shares (Cost $30,146)	23,585	23,585	0	23,585
Fourth Quarter Subaccount 3,242 Shares (Cost $27,209)	24,572	24,572	0	24,572

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 16,553 Shares (Cost $447,795)	261,537	261,537	0	261,537
Worldwide Growth Subaccount 9,503 Shares (Cost $375,199)	183,123	181,667	1,456	183,123
Balanced Subaccount 29,916 Shares (Cost $776,114)	685,073	681,290	3,783	685,073

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 5,897 Shares (Cost $115,020)	59,914	59,711	203	59,914
Small/Mid Cap Value Subaccount 28,015 Shares (Cost $272,489)	138,676	138,676	0	138,676
Discovery Subaccount 5,174 Shares (Cost $64,737)	57,892	57,892	0	57,892

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 29,338 Shares (Cost $539,174)	240,862	240,862	0	240,862

The accompanying notes are an integral part of these financial statements.

4

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 23,866 Shares (Cost $293,032)	$190,215	$190,215	$0	$190,215
Structured U.S. Equity Subaccount 2,467 Shares (Cost $28,000)	19,715	19,715	0	19,715
Capital Growth Subaccount 619 Shares (Cost $6,600)	4,580	4,580	0	4,580

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 30,199 Shares (Cost $616,860)	350,003	350,003	0	350,003
U.S. Small Cap Equity Subaccount (a) 31,068 Shares (Cost $381,153)	196,972	196,972	0	196,972
International Equity Subaccount 877 Shares (Cost $12,364)	7,221	7,221	0	7,221

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 54,498 Shares (Cost $1,464,161)	987,497	987,497	0	987,497
VIP Contrafund Subaccount 72,645 Shares (Cost $1,931,202)	1,099,847	1,099,847	0	1,099,847
VIP Growth Subaccount 5,188 Shares (Cost $175,729)	120,925	120,925	0	120,925
VIP Equity-Income Subaccount 7,208 Shares (Cost $168,503)	93,706	93,706	0	93,706
VIP Real Estate Subaccount 710 Shares (Cost $7,432)	5,728	5,728	0	5,728

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 1,759 Shares (Cost $44,667)	27,409	27,409	0	27,409
Worldwide Growth Subaccount 2,682 Shares (Cost $92,083)	51,226	51,226	0	51,226
Balanced Subaccount 15,415 Shares (Cost $402,584)	366,097	366,097	0	366,097
International Growth Subaccount 11,900 Shares (Cost $581,128)	309,512	309,512	0	309,512

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 1,217 Shares (Cost $16,996)	9,749	9,749	0	9,749
Investors Growth Stock Subaccount 162 Shares (Cost $1,272)	1,125	1,125	0	1,125

The accompanying notes are an integral part of these financial statements.

5

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount 4,941 Shares (Cost $28,465)	$15,810	$15,810	$0	$15,810
Total Return Subaccount 19,533 Shares (Cost $373,386)	297,676	297,676	0	297,676

J.P. Morgan Series Trust II:
Small Company Subaccount 1,233 Shares (Cost $18,101)	12,129	12,129	0	12,129
Mid Cap Value Subaccount 9,628 Shares (Cost $260,717)	182,160	182,160	0	182,160

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 41,542 Shares (Cost $521,537)	467,767	467,767	0	467,767
Total Return Subaccount 36,351 Shares (Cost $378,942)	374,781	374,781	0	374,781
Global Bond Subaccount 14,824 Shares (Cost $194,745)	181,595	181,595	0	181,595

Calvert Variable Series, Inc.:
Social Equity Subaccount 2,935 Shares (Cost $40,588)	38,003	38,003	0	38,003

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,461 Shares (Cost $19,809)	14,099	14,099	0	14,099

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 8,803 Shares (Cost $134,173)	79,755	79,755	0	79,755
Jennison Subaccount 438 Shares (Cost $8,325)	6,340	6,340	0	6,340

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 240 Shares (Cost $9,246)	6,891	6,891	0	6,891

Royce Capital Fund:
Small-Cap Subaccount 65,653 Shares (Cost $600,475)	421,492	421,492	0	421,492
Micro-Cap Subaccount 22,438 Shares (Cost $254,659)	135,300	135,300	0	135,300

The accompanying notes are an integral part of these financial statements.

6

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 2,445 Shares (Cost $27,953)	$23,986	$23,986	$0	$23,986
U.S. Real Estate Subaccount 2,568 Shares (Cost $47,685)	20,903	20,903	0	20,903
International Growth Equity Subaccount 2,433 Shares (Cost $28,390)	15,133	15,133	0	15,133
Capital Growth Subaccount (a) 113 Shares (Cost $2,315)	1,141	1,141	0	1,141

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 29,313 Shares (Cost $493,156)	332,410	332,410	0	332,410
Franklin Flex Cap Growth Securities Subaccount 4,292 Shares (Cost $37,382)	35,282	35,282	0	35,282
Templeton Foreign Securities Subaccount 10,251 Shares (Cost $181,522)	110,304	110,304	0	110,304

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 533 Shares (Cost $9,030)	4,911	4,911	0	4,911

Totals	$36,758,968	$35,872,370	$886,598	$36,758,968

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

7

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$82,286	$52,509	$0	$102,477	$0	$25,874	$0	$0
Risk and administrative expense (note 2)	(129,962)	(17,904)	(26,731)	(40,948)	(47,907)	(45,360)	(26,942)	(20,031)

Net investment activity	(47,676)	34,605	(26,731)	61,529	(47,907)	(19,486)	(26,942)	(20,031)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(475,299)	0	2,509	(92,937)	(184,137)	545,522	(98,310)	196,669
Unrealized gain (loss)	(7,375,432)	0	(303,452)	(1,632,148)	(2,420,575)	(2,540,918)	(1,270,501)	(1,510,234)

Net gain (loss) on investments	(7,850,731)	0	(300,943)	(1,725,085)	(2,604,712)	(1,995,396)	(1,368,811)	(1,313,565)

Net increase (decrease) in contract owners’ equity from operations	$(7,898,407)	$34,605	$(327,674)	$(1,663,556)	$(2,652,619)	$(2,014,882)	$(1,395,753)	$(1,333,596)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$67,693	$4,271	$0	$0	$0
Risk and administrative expense (note 2)	(2,976)	(4,998)	(27,592)	(34,449)	(1,420)	(4,471)	(1,678)	(338)

Net investment activity	(2,976)	(4,998)	(27,592)	33,244	2,851	(4,471)	(1,678)	(338)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(50,662)	(68,458)	235,905	17,721	3,282	(8,190)	(15,152)	1,061
Unrealized gain (loss)	(102,019)	(252,052)	(1,997,412)	(2,054,660)	(51,302)	(106,227)	(67,282)	(17,537)

Net gain (loss) on investments	(152,681)	(320,510)	(1,761,507)	(2,036,939)	(48,020)	(114,417)	(82,434)	(16,476)

Net increase (decrease) in contract owners’ equity from operations	$(155,657)	$(325,508)	$(1,789,099)	$(2,003,695)	$(45,169)	$(118,888)	$(84,112)	$(16,814)

The accompanying notes are an integral part of these financial statements.

8

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.				Dow Target 10 Portfolios
		Bryton		Target	First	Second	Fourth
	Bristol	Growth	Balanced	Equity/Income	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$520	$0	$0	$160	$0	$0	$0
Risk and administrative expense (note 2)	(488)	(191)	(388)	(1,130)	(517)	(363)	(354)

Net investment activity	32	(191)	(388)	(970)	(517)	(363)	(354)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	794	(154)	(626)	(26,361)	1,157	28	67
Unrealized gain (loss)	(25,040)	(6,949)	(8,231)	(22,206)	(21,891)	(19,722)	(13,359)

Net gain (loss) on investments	(24,246)	(7,103)	(8,857)	(48,567)	(20,734)	(19,694)	(13,292)

Net increase (decrease) in contract owner’s equity from operations	$(24,214)	$(7,294)	$(9,245)	$(49,537)	$(21,251)	$(20,057)	$(13,646)

	Dow Target 5 Portfolios			Janus Aspen Series — Institutional Shares
	First	Second	Fourth	Large Cap	Worldwide
	Quarter	Quarter	Quarter	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$2,794	$3,371	$22,208
Risk and administrative expense (note 2)	(585)	(393)	(391)	(4,139)	(3,107)	(8,947)

Net investment activity	(585)	(393)	(391)	(1,345)	264	13,261

Reinvested capital gains	0	0	0	0	0	60,415

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,622	58	90	(61,972)	(67,926)	17,603
Unrealized gain (loss)	(34,287)	(23,077)	(17,412)	(129,781)	(111,938)	(243,317)

Net gain (loss) on investments	(32,665)	(23,019)	(17,322)	(191,753)	(179,864)	(225,714)

Net increase (decrease) in contract owners’ equity from operations	$(33,250)	$(23,412)	$(17,713)	$(193,098)	$(179,600)	$(152,038)

The accompanying notes are an integral part of these financial statements.

9

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

				Van Kampen
				Universal
				Institutional
	Wells Fargo Advantage Variable			Funds —	Goldman Sachs Variable Insurance
	Trust Funds			Class I	Trust - Institutional Shares
		Small/Mid		U.S. Real	Growth and	Structured	Capital
	Opportunity	Cap Value	Discovery	Estate	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$2,795	$0	$0	$16,442	$5,153	$438	$9
Risk and administrative expense (note 2)	(1,497)	(2,039)	(949)	(4,849)	(4,270)	(541)	(140)

Net investment activity	1,298	(2,039)	(949)	11,593	883	(103)	(131)

Reinvested capital gains	32,990	47,015	0	180,330	26	246	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(40,092)	(2,642)	12,414	(117,920)	(75,106)	(5,578)	(607)
Unrealized gain (loss)	(66,381)	(157,766)	(65,344)	(272,121)	(105,257)	(18,794)	(6,375)

Net gain (loss) on investments	(106,473)	(160,408)	(52,930)	(390,041)	(180,363)	(24,372)	(6,982)

Net increase (decrease) in contract owner’s equity from operations	$(72,185)	$(115,432)	$(53,879)	$(198,118)	$(179,454)	$(24,229)	$(7,113)

				Old Mutual
				Insurance	Fidelity Variable Insurance
	Lazard Retirement Series, Inc.			Series Fund	Products Fund — Service Class 2
	Emerging	U.S. Small	International	Technology &	VIP	VIP	VIP
	Markets Equity	Cap Equity	Equity	Communications	Mid Cap	Contrafund	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$13,351	$0	$122	$0	$4,053	$12,941	$1,105
Risk and administrative expense (note 2)	(9,481)	(3,151)	(229)	(46)	(17,982)	(20,277)	(1,933)

Net investment activity	3,870	(3,151)	(107)	(46)	(13,929)	(7,336)	(828)

Reinvested capital gains	48,787	0	92	0	315,424	61,297	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(22,360)	(57,826)	(13,287)	(219)	(32,004)	(238,984)	3,066
Unrealized gain (loss)	(555,829)	(67,399)	(1,174)	(1,263)	(1,063,637)	(859,358)	(109,801)

Net gain (loss) on investments	(578,189)	(125,225)	(14,461)	(1,482)	(1,095,641)	(1,098,342)	(106,735)

Net increase (decrease) in contract owner’s equity from operations	$(525,532)	$(128,376)	$(14,476)	$(1,528)	$(794,146)	$(1,044,381)	$(107,563)

The accompanying notes are an integral part of these financial statements.

10

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Fidelity Variable Insurance
	Products Fund —
	Service Class 2		Janus Aspen Series — Service Shares
	VIP Equity-	VIP Real	Large Cap	Worldwide		International
	Income	Estate	Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008(a)	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$3,167	$204	$251	$777	$10,188	$9,383
Risk and administrative expense (note 2)	(2,258)	(10)	(443)	(789)	(4,381)	(7,667)

Net investment activity	909	194	(192)	(12)	5,807	1,716

Reinvested capital gains	251	87	0	0	29,027	135,537

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(73,197)	(4)	(1,782)	(6,957)	14,116	(8,779)
Unrealized gain (loss)	(47,525)	(1,704)	(18,366)	(37,156)	(125,704)	(627,707)

Net gain (loss) on investments	(120,722)	(1,708)	(20,148)	(44,113)	(111,588)	(636,486)

Net increase (decrease) in contract owners’ equity from operations	$(119,562)	$(1,427)	$(20,340)	$(44,125)	$(76,754)	$(499,233)

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$4	$0	$15,412	$107	$4,705
Risk and administrative expense (note 2)	(204)	(16)	(248)	(4,974)	(586)	(3,986)

Net investment activity	(204)	(12)	(248)	10,438	(479)	719

Reinvested capital gains	3,202	74	2,530	33,606	6,043	31,893

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,249)	1	(3,275)	(15,088)	(17,322)	(40,432)
Unrealized gain (loss)	(7,336)	(747)	(14,102)	(154,286)	(12,032)	(144,466)

Net gain (loss) on investments	(12,585)	(746)	(17,377)	(169,374)	(29,354)	(184,898)

Net increase (decrease) in contract owners’ equity from operations	$(9,587)	$(684)	$(15,095)	$(125,330)	$(23,790)	$(152,286)

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

11

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

				Calvert	UBS Series
	PIMCO Variable Insurance Trust —			Variable	Trust —	The Prudential
	Administrative Shares			Series, Inc.	Class I	Series Fund, Inc.
	Real	Total	Global	Social	U.S.	Jennison
	Return	Return	Bond	Equity	Allocation	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$25,227	$34,816	$5,919	$0	$515	$0	$8
Risk and administrative expense (note 2)	(7,440)	(8,220)	(1,928)	(610)	(209)	(1,258)	(109)

Net investment activity	17,787	26,596	3,991	(610)	306	(1,258)	(101)

Reinvested capital gains	742	7,241	0	387	0	8,848	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,622)	(6,554)	(5,248)	266	(8)	(9,255)	(471)
Unrealized gain (loss)	(61,917)	(11,567)	(14,432)	(25,069)	(8,242)	(55,343)	(4,616)

Net gain (loss) on investments	(65,539)	(18,121)	(19,680)	(24,803)	(8,250)	(64,598)	(5,087)

Net increase (decrease) in contract owner’s equity from operations	$(47,010)	$15,716	$(15,689)	$(25,026)	$(7,944)	$(57,008)	$(5,188)

	Dreyfus
	Variable
	Investment
	Fund — Service			Van Kampen Universal
	Shares	Royce Capital Fund		Institutional Funds — Class II
				Core Plus		International
				Fixed	U.S. Real	Growth	Capital
	Appreciation	Small-Cap	Micro-Cap	Income	Estate	Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$439	$3,482	$5,389	$1,160	$852	$4	$0
Risk and administrative expense (note 2)	(152)	(7,321)	(3,212)	(238)	(332)	(603)	(16)

Net investment activity	287	(3,839)	2,177	922	520	(599)	(16)

Reinvested capital gains	1,904	44,769	22,584	0	11,826	337	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(95)	(3,574)	(45,452)	(30)	(125)	(23,434)	(5)
Unrealized gain (loss)	(5,709)	(218,532)	(138,431)	(3,944)	(25,431)	(14,237)	(1,111)

Net gain (loss) on investments	(5,804)	(222,106)	(183,883)	(3,974)	(25,556)	(37,671)	(1,116)

Net increase (decrease) in contract owner’s equity from operations	$(3,613)	$(181,176)	$(159,122)	$(3,052)	$(13,210)	$(37,933)	$(1,132)

The accompanying notes are an integral part of these financial statements.

12

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

					Neuberger
					Berman
				Legg Mason	Advisers
				Partners Variable	Management
	Franklin Templeton Variable Insurance			Equity Trust —	Trust —
	Products Trust — Class 2			Class I	S Class
	Franklin	Franklin Flex	Templeton
	Income	Cap Growth	Foreign	Fundamental	AMT
	Securities	Securities	Securities	Value	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$35,347	$21	$4,017	$4	$75	$582,045
Risk and administrative expense (note 2)	(5,291)	(103)	(1,651)	(31)	(129)	(586,499)

Net investment activity	30,056	(82)	2,366	(27)	(54)	(4,454)

Reinvested capital gains	14,801	0	16,439	3	16	1,118,769

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(49,462)	(1,545)	(9,535)	(1,672)	(3,153)	(1,038,183)
Unrealized gain (loss)	(176,816)	(2,703)	(93,841)	385	(3,429)	(27,785,576)

Net gain (loss) on investments	(226,278)	(4,248)	(103,376)	(1,287)	(6,582)	(28,823,759)

Net increase (decrease) in contract owner’s equity from operations	$(181,421)	$(4,330)	$(84,571)	$(1,311)	$(6,620)	$(27,709,444)

The accompanying notes are an integral part of these financial statements.

13

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,676)	$(244,302)	$34,605	$87,922	$(26,731)	$(30,464)	$61,529	$43,098
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(475,299)	878,589	0	(75)	2,509	71,619	(92,937)	(1,733)
Unrealized gain (loss)	(7,375,432)	(1,865,452)	0	0	(303,452)	35,936	(1,632,148)	338,152

Net increase (decrease) in contract owners’ equity from operations	(7,898,407)	(1,231,165)	34,605	87,847	(327,674)	77,091	(1,663,556)	379,517

Equity transactions:
Contract purchase payments	49,153	100,234	25,652	19,816	27,549	15,822	26,691	111,229
Transfers (to) and from other subaccounts	(992,946)	(1,255,838)	4,195,564	5,090,412	(90,564)	(326,974)	(59,449)	(123,108)
Transfers (to) and from fixed dollar contract	(227,693)	(34,194)	(135,585)	134,405	(45,117)	3,072	(43,723)	20,697
Withdrawals and surrenders	(1,397,356)	(1,979,410)	(3,745,880)	(3,885,472)	(315,439)	(350,837)	(656,533)	(1,410,490)
Surrender charges (note 2)	(5,282)	(2,599)	(5,648)	(2,070)	(1,684)	(3,534)	(1,813)	(1,602)
Annual contract charges (note 2)	(7,253)	(10,210)	(1,053)	(793)	(914)	(1,095)	(3,601)	(4,351)
Annuity and death benefit payments	(229,817)	(713,992)	(128,608)	(88,476)	(68,533)	(19,952)	(134,394)	(165,007)

Net equity transactions	(2,811,194)	(3,896,009)	204,442	1,267,822	(494,702)	(683,498)	(872,822)	(1,572,632)

Net change in contract owners’ equity	(10,709,601)	(5,127,174)	239,047	1,355,669	(822,376)	(606,407)	(2,536,378)	(1,193,115)
Contract owners’ equity:
Beginning of period	16,303,800	21,430,974	3,443,257	2,087,588	2,884,884	3,491,291	5,867,617	7,060,732

End of period	$5,594,199	$16,303,800	$3,682,304	$3,443,257	$2,062,508	$2,884,884	$3,331,239	$5,867,617

Change in units:
Beginning units	297,102	360,754	129,717	76,914	91,026	127,160	172,442	222,655

Units purchased	1,595	2,190	255,812	354,029	4,678	13,058	4,703	2,566
Units redeemed	(74,980)	(65,842)	(231,161)	(301,226)	(22,473)	(49,192)	(36,602)	(52,779)

Ending units	223,717	297,102	154,368	129,717	73,231	91,026	140,543	172,442

The accompanying notes are an integral part of these financial statements.

14

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,907)	$(66,695)	$(19,486)	$(45,383)	$(26,942)	$(36,468)	$(20,031)	$(31,828)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(184,137)	74,076	545,522	599,939	(98,310)	(34,536)	196,669	641,320
Unrealized gain (loss)	(2,420,575)	506,776	(2,540,918)	(297,492)	(1,270,501)	864,973	(1,510,234)	(156,316)

Net increase (decrease) in contract owners’ equity from operations	(2,652,619)	514,157	(2,014,882)	257,064	(1,395,753)	793,969	(1,333,596)	453,176

Equity transactions:
Contract purchase payments	26,900	64,027	34,810	44,982	18,578	40,592	8,691	15,737
Transfers (to) and from other subaccounts	139,248	(251,617)	(980,546)	(385,570)	172,308	(678,395)	(371,749)	(721,122)
Transfers (to) and from fixed dollar contract	(125,557)	15,488	(137,826)	(5,556)	(12,016)	(8,349)	(49,450)	(4,133)
Withdrawals and surrenders	(564,549)	(901,092)	(675,619)	(927,897)	(496,222)	(775,408)	(269,736)	(415,851)
Surrender charges (note 2)	(956)	(1,549)	(1,609)	(5,299)	(473)	(1,496)	(453)	(879)
Annual contract charges (note 2)	(2,905)	(3,503)	(1,923)	(2,379)	(1,509)	(1,705)	(741)	(912)
Annuity and death benefit payments	(112,674)	(40,280)	(99,922)	(41,372)	(23,364)	(16,272)	(4,030)	(40,215)

Net equity transactions	(640,493)	(1,118,526)	(1,862,635)	(1,323,091)	(342,698)	(1,441,033)	(687,468)	(1,167,375)

Net change in contract owners’ equity	(3,293,112)	(604,369)	(3,877,517)	(1,066,027)	(1,738,451)	(647,064)	(2,021,064)	(714,199)
Contract owners’ equity:
Beginning of period	6,041,139	6,645,508	6,645,834	7,711,861	3,368,706	4,015,770	3,043,650	3,757,849

End of period	$2,748,027	$6,041,139	$2,768,317	$6,645,834	$1,630,255	$3,368,706	$1,022,586	$3,043,650

Change in units:
Beginning units	255,721	303,810	190,965	228,366	95,869	143,916	81,783	116,624

Units purchased	16,131	15,337	2,944	4,377	17,143	4,269	4,681	10,970
Units redeemed	(54,616)	(63,426)	(61,240)	(41,778)	(30,362)	(52,316)	(29,737)	(45,811)

Ending units	217,236	255,721	132,669	190,965	82,650	95,869	56,727	81,783

The accompanying notes are an integral part of these financial statements.

15

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,976)	$(5,564)	$(4,998)	$(10,957)	$(27,592)	$(47,762)	$33,244	$28,729
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(50,662)	(96,697)	(68,458)	(23,140)	235,905	564,762	17,721	234,945
Unrealized gain (loss)	(102,019)	232,827	(252,052)	167,375	(1,997,412)	201,337	(2,054,660)	38,179

Net increase (decrease) in contract owners’ equity from operations	(155,657)	130,566	(325,508)	133,278	(1,789,099)	718,337	(2,003,695)	301,853

Equity transactions:
Contract purchase payments	2,508	2,804	2,339	2,629	1,445	30,245	77,986	75,942
Transfers (to) and from other subaccounts	(182,370)	(71,503)	(258,375)	(48,445)	(302,248)	(837,585)	(571,231)	(715,565)
Transfers (to) and from fixed dollar contract	846	(3,374)	(6,742)	10,866	(38,809)	(13,041)	(36,445)	(5,688)
Withdrawals and surrenders	(62,290)	(102,826)	(76,405)	(158,770)	(583,345)	(937,158)	(581,865)	(1,041,646)
Surrender charges (note 2)	(524)	(120)	(235)	(990)	(1,270)	(4,501)	(807)	(2,931)
Annual contract charges (note 2)	(239)	(253)	(283)	(383)	(1,779)	(2,191)	(1,992)	(2,440)
Annuity and death benefit payments	(2,627)	(2,739)	(313)	(1,462)	(70,566)	(26,268)	(62,056)	(55,102)

Net equity transactions	(244,696)	(178,011)	(340,014)	(196,555)	(996,572)	(1,790,499)	(1,176,410)	(1,747,430)

Net change in contract owners’ equity	(400,353)	(47,445)	(665,522)	(63,277)	(2,785,671)	(1,072,162)	(3,180,105)	(1,445,577)
Contract owners’ equity:
Beginning of period	558,278	605,723	961,955	1,025,232	4,252,420	5,324,582	6,250,122	7,695,699

End of period	$157,925	$558,278	$296,433	$961,955	$1,466,749	$4,252,420	$3,070,017	$6,250,122

Change in units:
Beginning units	56,352	73,598	56,672	68,447	142,595	208,972	298,017	381,928

Units purchased	8,686	23,839	552	6,484	461	5,306	5,562	14,775
Units redeemed	(36,782)	(41,085)	(23,495)	(18,259)	(41,175)	(71,683)	(68,625)	(98,686)

Ending units	28,256	56,352	33,729	56,672	101,881	142,595	234,954	298,017

The accompanying notes are an integral part of these financial statements.

16

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,851	$151	$(4,471)	$(6,692)	$(1,678)	$(4,004)	$(338)	$(477)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,282	2,813	(8,190)	30,237	(15,152)	6,289	1,061	6,154
Unrealized gain (loss)	(51,302)	(25,047)	(106,227)	(5,910)	(67,282)	33,382	(17,537)	1,765

Net increase (decrease) in contract owners’ equity from operations	(45,169)	(22,083)	(118,888)	17,635	(84,112)	35,667	(16,814)	7,442

Equity transactions:
Contract purchase payments	0	0	72	72	848	930	0	149
Transfers (to) and from other subaccounts	(12,938)	(7,486)	(93,801)	219,980	(118,538)	22,906	0	(19,889)
Transfers (to) and from fixed dollar contract	0	0	(15,565)	2,435	(7,469)	0	0	0
Withdrawals and surrenders	(73,111)	(663)	(125,314)	(176,717)	(48,584)	(22,862)	(3,997)	(8,376)
Surrender charges (note 2)	(208)	0	(558)	(171)	(1,550)	(15)	(293)	(26)
Annual contract charges (note 2)	(62)	(72)	(148)	(133)	(175)	(247)	(30)	(39)
Annuity and death benefit payments	(151)	(421)	(3,141)	(2,157)	(1,627)	(558)	(1,048)	0

Net equity transactions	(86,470)	(8,642)	(238,455)	43,309	(177,095)	154	(5,368)	(28,181)

Net change in contract owners’ equity	(131,639)	(30,725)	(357,343)	60,944	(261,207)	35,821	(22,182)	(20,739)
Contract owners’ equity:
Beginning of period	205,684	236,409	592,926	531,982	361,516	325,695	43,537	64,276

End of period	$74,045	$205,684	$235,583	$592,926	$100,309	$361,516	$21,355	$43,537

Change in units:
Beginning units	17,907	18,587	38,799	35,727	32,950	32,686	8,807	15,267

Units purchased	0	0	2,126	24,475	3,629	5,816	0	34
Units redeemed	(8,811)	(680)	(20,027)	(21,403)	(22,071)	(5,552)	(1,283)	(6,494)

Ending units	9,096	17,907	20,898	38,799	14,508	32,950	7,524	8,807

The accompanying notes are an integral part of these financial statements.

17

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		Balanced		Target Equity/Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$32	$(267)	$(191)	$(141)	$(388)	$(289)	$(970)	$1,034
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	794	1,155	(154)	721	(626)	500	(26,361)	149
Unrealized gain (loss)	(25,040)	2,453	(6,949)	514	(8,231)	2,881	(22,206)	13,318

Net increase (decrease) in contract owners’ equity from operations	(24,214)	3,341	(7,294)	1,094	(9,245)	3,092	(49,537)	14,501

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	146	42,553	736	1,211	16,019	72,888	0	40,320
Transfers (to) and from fixed dollar contract	(277)	2,862	(289)	10,454	0	0	(26,953)	9,061
Withdrawals and surrenders	(416)	(11,015)	0	(2,397)	(17,788)	(35,780)	(118,672)	0
Surrender charges (note 2)	0	0	0	(8)	(4)	0	0	0
Annual contract charges (note 2)	(6)	(6)	(4)	(4)	(14)	(12)	(40)	(25)
Annuity and death benefit payments	(105)	(29)	0	0	0	0	0	0

Net equity transactions	(658)	34,365	443	9,256	(1,787)	37,096	(145,665)	49,356

Net change in contract owners’ equity	(24,872)	37,706	(6,851)	10,350	(11,032)	40,188	(195,202)	63,857
Contract owners’ equity:
Beginning of period	67,587	29,881	16,329	5,979	40,188	0	201,254	137,397

End of period	$42,715	$67,587	$9,478	$16,329	$29,156	$40,188	$6,052	$201,254

Change in units:
Beginning units	4,473	2,102	1,290	512	3,166	0	16,794	12,532

Units purchased	1,251	3,131	2,302	1,083	1,582	6,221	0	4,264
Units redeemed	(925)	(760)	(2,341)	(305)	(1,578)	(3,055)	(15,862)	(2)

Ending units	4,799	4,473	1,251	1,290	3,170	3,166	932	16,794

The accompanying notes are an integral part of these financial statements.

18

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter	Fourth Quarter
	Subaccount		Subaccount		Subaccount	Subaccount
	2008	2007	2008	2007	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(517)	$(722)	$(363)	$(480)	$(15)	$(354)	$(429)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	1,157	2,730	28	146	3,949	67	141
Unrealized gain (loss)	(21,891)	(2,025)	(19,722)	1,948	(3,501)	(13,359)	1,194

Net increase (decrease) in contract owners’ equity from operations	(21,251)	(17)	(20,057)	1,614	433	(13,646)	906

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	(14,986)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0
Withdrawals and surrenders	(3,748)	(6,759)	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(13)	(14)	(7)	(8)	(4)	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0

Net equity transactions	(3,761)	(6,773)	(7)	(8)	(14,990)	(7)	(7)

Net change in contract owners’ equity	(25,012)	(6,790)	(20,064)	1,606	(14,557)	(13,653)	899
Contract owners’ equity:
Beginning of period	58,945	65,735	42,753	41,147	14,557	38,213	37,314

End of period	$33,933	$58,945	$22,689	$42,753	$0	$24,560	$38,213

Change in units:
Beginning units	4,591	5,095	2,639	2,639	971	2,420	2,421

Units purchased	0	0	0	0	0	0	0
Units redeemed	(320)	(504)	(1)	0	(971)	(1)	(1)

Ending units	4,271	4,591	2,638	2,639	0	2,419	2,420

The accompanying notes are an integral part of these financial statements.

19

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter	Fourth Quarter
	Subaccount		Subaccount		Subaccount	Subaccount
	2008	2007	2008	2007	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(585)	$(868)	$(393)	$(544)	$(4)	$(391)	$(467)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	1,622	4,192	58	778	85	90	165
Unrealized gain (loss)	(34,287)	(1,509)	(23,077)	1,559	(51)	(17,412)	2,619

Net increase (decrease) in contract owners’ equity from operations	(33,250)	1,815	(23,412)	1,793	30	(17,713)	2,317

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	1,303	(1,303)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0
Withdrawals and surrenders	(4,252)	(8,241)	0	(1,417)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(17)	(16)	(8)	(8)	(3)	(8)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0

Net equity transactions	(4,269)	(8,257)	(8)	(122)	(1,306)	(8)	(7)

Net change in contract owners’ equity	(37,519)	(6,442)	(23,420)	1,671	(1,276)	(17,721)	2,310
Contract owners’ equity:
Beginning of period	71,424	77,866	47,005	45,334	1,276	42,293	39,983

End of period	$33,905	$71,424	$23,585	$47,005	$0	$24,572	$42,293

Change in units:
Beginning units	4,345	4,822	2,653	2,653	99	2,292	2,292

Units purchased	0	0	0	72	0	0	0
Units redeemed	(303)	(477)	(1)	(72)	(99)	(1)	0

Ending units	4,042	4,345	2,652	2,653	0	2,291	2,292

The accompanying notes are an integral part of these financial statements.

20

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,345)	$(2,769)	$264	$(1,957)	$13,261	$13,635
Reinvested capital gains	0	0	0	0	60,415	0
Realized gain (loss)	(61,972)	(34,998)	(67,926)	(17,033)	17,603	41,360
Unrealized gain (loss)	(129,781)	134,110	(111,938)	69,665	(243,317)	36,118

Net increase (decrease) in contract owners’ equity from operations	(193,098)	96,343	(179,600)	50,675	(152,038)	91,113

Equity transactions:
Contract purchase payments	1,024	6,175	470	500	687	870
Transfers (to) and from other subaccounts	(183,440)	47,509	(199,284)	44,236	67,855	42,302
Transfers (to) and from fixed dollar contract	(934)	0	(12,696)	11,506	(28,502)	4,824
Withdrawals and surrenders	(34,272)	(155,362)	(20,211)	(87,212)	(116,287)	(220,708)
Surrender charges (note 2)	(224)	(374)	(111)	(222)	(287)	(1,811)
Annual contract charges (note 2)	(212)	(262)	(186)	(233)	(546)	(626)
Annuity and death benefit payments	(2,198)	(3,161)	(3,608)	(6,617)	(21,406)	(17,436)

Net equity transactions	(220,256)	(105,475)	(235,626)	(38,042)	(98,486)	(192,585)

Net change in contract owners’ equity	(413,354)	(9,132)	(415,226)	12,633	(250,524)	(101,472)
Contract owners’ equity:
Beginning of period	674,891	684,023	598,349	585,716	935,597	1,037,069

End of period	$261,537	$674,891	$183,123	$598,349	$685,073	$935,597

Change in units:
Beginning units	72,508	83,624	56,107	59,311	64,063	77,563

Units purchased	11,822	13,703	609	7,541	11,923	6,562
Units redeemed	(37,224)	(24,819)	(25,353)	(10,745)	(19,382)	(20,062)

Ending units	47,106	72,508	31,363	56,107	56,604	64,063

The accompanying notes are an integral part of these financial statements.

21

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Van Kampen —
							Universal Institutional
	Wells Fargo Advantage Variable Trust Funds						Funds - Class I
	Opportunity		Small/Mid Cap Value		Discovery		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,298	$(1,053)	$(2,039)	$(2,514)	$(949)	$(1,798)	$11,593	$801
Reinvested capital gains	32,990	27,021	47,015	45,984	0	0	180,330	82,047
Realized gain (loss)	(40,092)	22,619	(2,642)	7,865	12,414	37,156	(117,920)	100,749
Unrealized gain (loss)	(66,381)	(33,593)	(157,766)	(54,871)	(65,344)	(300)	(272,121)	(328,671)

Net increase (decrease) in contract owners’ equity from operations	(72,185)	14,994	(115,432)	(3,536)	(53,879)	35,058	(198,118)	(145,074)

Equity transactions:
Contract purchase payments	0	204	0	0	0	233	1,440	1,410
Transfers (to) and from other subaccounts	0	(67,694)	0	(2,323)	(30,380)	(79,761)	5,131	(419,954)
Transfers (to) and from fixed dollar contract	0	0	0	0	(5,583)	0	(41,503)	31,687
Withdrawals and surrenders	(17,283)	(49,295)	(6,078)	(21,157)	(3,463)	(38,420)	(65,326)	(66,726)
Surrender charges (note 2)	(73)	(405)	0	(627)	(23)	(637)	(174)	(247)
Annual contract charges (note 2)	(57)	(88)	(14)	(23)	(78)	(89)	(172)	(312)
Annuity and death benefit payments	(30,581)	(644)	(833)	(948)	(1,085)	(2,470)	(5,890)	(6,450)

Net equity transactions	(47,994)	(117,922)	(6,925)	(25,078)	(40,612)	(121,144)	(106,494)	(460,592)

Net change in contract owners’ equity	(120,179)	(102,928)	(122,357)	(28,614)	(94,491)	(86,086)	(304,612)	(605,666)
Contract owners’ equity:
Beginning of period	180,093	283,021	261,033	289,647	152,383	238,469	545,474	1,151,140

End of period	$59,914	$180,093	$138,676	$261,033	$57,892	$152,383	$240,862	$545,474

Change in units:
Beginning units	11,129	18,432	14,641	15,997	14,161	26,819	16,485	28,552

Units purchased	0	13	0	0	0	26	1,682	4,027
Units redeemed	(4,907)	(7,316)	(491)	(1,356)	(4,408)	(12,684)	(6,329)	(16,094)

Ending units	6,222	11,129	14,150	14,641	9,753	14,161	11,838	16,485

The accompanying notes are an integral part of these financial statements.

22

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$883	$3,928	$(103)	$(85)	$(131)	$(165)
Reinvested capital gains	26	51,761	246	6,467	0	0
Realized gain (loss)	(75,106)	18,423	(5,578)	5,393	(607)	2,321
Unrealized gain (loss)	(105,257)	(71,621)	(18,794)	(13,520)	(6,375)	(268)

Net increase (decrease) in contract owners’ equity from operations	(179,454)	2,491	(24,229)	(1,745)	(7,113)	1,888

Equity transactions:
Contract purchase payments	326	1,082	0	0	127	126
Transfers (to) and from other subaccounts	(38,675)	42,291	0	0	479	0
Transfers (to) and from fixed dollar contract	(49,387)	40,015	(5,305)	0	0	0
Withdrawals and surrenders	(73,447)	(76,711)	(32,020)	(17,612)	(7,161)	(9,691)
Surrender charges (note 2)	(1,349)	(430)	(60)	(3)	(34)	(787)
Annual contract charges (note 2)	(146)	(172)	(28)	(37)	(20)	(27)
Annuity and death benefit payments	(13,467)	(5,786)	(1,402)	(2,818)	(432)	(2,139)

Net equity transactions	(176,145)	289	(38,815)	(20,470)	(7,041)	(12,518)

Net change in contract owners’ equity	(355,599)	2,780	(63,044)	(22,215)	(14,154)	(10,630)
Contract owners’ equity:
Beginning of period	545,814	543,034	82,759	104,974	18,734	29,364

End of period	$190,215	$545,814	$19,715	$82,759	$4,580	$18,734

Change in units:
Beginning units	38,508	38,527	7,517	9,283	1,832	3,140

Units purchased	2,229	9,566	0	0	700	13
Units redeemed	(20,090)	(9,585)	(4,640)	(1,766)	(1,747)	(1,321)

Ending units	20,647	38,508	2,877	7,517	785	1,832

The accompanying notes are an integral part of these financial statements.

23

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Old Mutual Insurance
	Lazard Retirement Series, Inc.						Series Fund
							Technology &
	Emerging Markets Equity		U.S. Small Cap Equity		International Equity		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,870	$2,370	$(3,151)	$(5,542)	$(107)	$810	$(46)	$(83)
Reinvested capital gains	48,787	177,603	0	203,568	92	9,444	0	0
Realized gain (loss)	(22,360)	85,572	(57,826)	15,750	(13,287)	2,401	(219)	115
Unrealized gain (loss)	(555,829)	27,451	(67,399)	(253,973)	(1,174)	(6,997)	(1,263)	1,944

Net increase (decrease) in contract owners’ equity from operations	(525,532)	292,996	(128,376)	(40,197)	(14,476)	5,658	(1,528)	1,976

Equity transactions:
Contract purchase payments	1,871	1,211	13,996	8,249	600	300	0	60
Transfers (to) and from other subaccounts	(13,370)	226,885	(67,965)	(36,887)	(28,265)	46,746	(3,656)	(5,074)
Transfers (to) and from fixed dollar contract	(74,865)	48,812	(24,079)	11,374	0	0	(318)	(1,166)
Withdrawals and surrenders	(292,302)	(152,647)	(58,176)	(51,471)	(410)	(36,438)	(508)	(2,415)
Surrender charges (note 2)	(1,825)	(1,023)	(509)	(521)	0	(9)	0	0
Annual contract charges (note 2)	(415)	(415)	(192)	(326)	(11)	(6)	(11)	(9)
Annuity and death benefit payments	(4,673)	(29,800)	(658)	(2,374)	0	0	0	0

Net equity transactions	(385,579)	93,023	(137,583)	(71,956)	(28,086)	10,593	(4,493)	(8,604)

Net change in contract owners’ equity	(911,111)	386,019	(265,959)	(112,153)	(42,562)	16,251	(6,021)	(6,628)
Contract owners’ equity:
Beginning of period	1,261,114	875,095	462,931	575,084	49,783	33,532	6,021	12,649

End of period	$350,003	$1,261,114	$196,972	$462,931	$7,221	$49,783	$0	$6,021

Change in units:
Beginning units	33,369	30,532	22,813	26,048	3,580	2,649	2,330	6,450

Units purchased	11,132	10,732	806	1,574	56	4,676	0	31
Units redeemed	(26,264)	(7,895)	(8,164)	(4,809)	(2,802)	(3,745)	(2,330)	(4,151)

Ending units	18,237	33,369	15,455	22,813	834	3,580	0	2,330

The accompanying notes are an integral part of these financial statements.

24

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
									VIP Real
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(13,929)	$(13,499)	$(7,336)	$(7,051)	$(828)	$(1,322)	$909	$1,008	$194
Reinvested capital gains	315,424	219,269	61,297	641,624	0	140	251	25,133	87
Realized gain (loss)	(32,004)	131,848	(238,984)	89,005	3,066	13,661	(73,197)	7,126	(4)
Unrealized gain (loss)	(1,063,637)	(22,041)	(859,358)	(346,232)	(109,801)	36,665	(47,525)	(32,576)	(1,704)

Net increase (decrease) in contract owners’ equity from operations	(794,146)	315,577	(1,044,381)	377,346	(107,563)	49,144	(119,562)	691	(1,427)

Equity transactions:
Contract purchase payments	3,900	4,713	1,973	2,465	238	218	13	0	0
Transfers (to) and from other subaccounts	(101,829)	34,903	68,885	48,846	26,480	3,473	(38,139)	(6,784)	7,155
Transfers (to) and from fixed dollar contract	(60,093)	30,249	(76,377)	48,094	(4,146)	0	(12,324)	24,621	0
Withdrawals and surrenders	(331,514)	(292,892)	(471,178)	(230,478)	(12,506)	(47,164)	(28,477)	(38,111)	0
Surrender charges (note 2)	(3,675)	(964)	(4,206)	(829)	(317)	(4)	(159)	(3)	0
Annual contract charges (note 2)	(601)	(703)	(486)	(502)	(70)	(58)	(60)	(65)	0
Annuity and death benefit payments	(80,748)	(9,644)	(6,445)	(6,057)	(5,015)	(4,455)	(8,168)	(6,871)	0

Net equity transactions	(574,560)	(234,338)	(487,834)	(138,461)	4,664	(47,990)	(87,314)	(27,213)	7,155

Net change in contract owners’ equity	(1,368,706)	81,239	(1,532,215)	238,885	(102,899)	1,154	(206,876)	(26,522)	5,728
Contract owners’ equity:
Beginning of period	2,356,203	2,274,964	2,632,062	2,393,177	223,824	222,670	300,582	327,104	0

End of period	$987,497	$2,356,203	$1,099,847	$2,632,062	$120,925	$223,824	$93,706	$300,582	$5,728

Change in units:
Beginning units	99,162	109,304	171,588	181,170	25,501	31,739	22,229	24,888	0

Units purchased	2,339	14,421	14,373	22,101	4,281	4,199	5,285	12,825	1,080
Units redeemed	(31,963)	(24,563)	(59,629)	(31,683)	(3,359)	(10,437)	(15,899)	(15,484)	0

Ending units	69,538	99,162	126,332	171,588	26,423	25,501	11,615	22,229	1,080

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

25

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(192)	$(279)	$(12)	$(631)	$5,807	$5,634	$1,716	$(6,034)
Reinvested capital gains	0	0	0	0	29,027	0	135,537	0
Realized gain (loss)	(1,782)	(1,185)	(6,957)	(1,072)	14,116	7,836	(8,779)	103,039
Unrealized gain (loss)	(18,366)	8,777	(37,156)	12,262	(125,704)	24,186	(627,707)	151,506

Net increase (decrease) in contract owners’ equity from operations	(20,340)	7,313	(44,125)	10,559	(76,754)	37,656	(499,233)	248,511

Equity transactions:
Contract purchase payments	792	797	0	14	18,308	5,296	25	125
Transfers (to) and from other subaccounts	0	(18,681)	(22,346)	(8,155)	84,467	2,487	(70,287)	92,376
Transfers (to) and from fixed dollar contract	(4,596)	2,814	0	0	(12,810)	1,425	(26,367)	47,470
Withdrawals and surrenders	(1,041)	(1,936)	(2,939)	(13,372)	(79,159)	(24,456)	(104,281)	(130,916)
Surrender charges (note 2)	(5)	0	(5)	0	(708)	(520)	(888)	(190)
Annual contract charges (note 2)	(73)	(70)	(61)	(74)	(244)	(233)	(221)	(275)
Annuity and death benefit payments	0	0	0	(229)	(688)	(1,624)	(66,292)	(3,732)

Net equity transactions	(4,923)	(17,076)	(25,351)	(21,816)	9,166	(17,625)	(268,311)	4,858

Net change in contract owners’ equity	(25,263)	(9,763)	(69,476)	(11,257)	(67,588)	20,031	(767,544)	253,369
Contract owners’ equity:
Beginning of period	52,672	62,435	120,702	131,959	433,685	413,654	1,077,056	823,687

End of period	$27,409	$52,672	$51,226	$120,702	$366,097	$433,685	$309,512	$1,077,056

Change in units:
Beginning units	6,995	9,394	16,036	18,954	33,253	34,630	28,074	27,188

Units purchased	134	536	415	2	9,234	1,542	10,718	10,708
Units redeemed	(1,014)	(2,935)	(4,001)	(2,920)	(8,609)	(2,919)	(21,748)	(9,822)

Ending units	6,115	6,995	12,450	16,036	33,878	33,253	17,044	28,074

The accompanying notes are an integral part of these financial statements.

26

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class
	New Discovery				Mid Cap Growth		Total Return
	Subaccount		Investors Growth Stock Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(204)	$(299)	$(12)	$(22)	$(248)	$(473)	$10,438	$10,402
Reinvested capital gains	3,202	1,451	74	0	2,530	1,759	33,606	18,392
Realized gain (loss)	(5,249)	3,467	1	480	(3,275)	1,931	(15,088)	15,480
Unrealized gain (loss)	(7,336)	(3,966)	(747)	(238)	(14,102)	796	(154,286)	(21,667)

Net increase (decrease) in contract owners’ equity from operations	(9,587)	653	(684)	220	(15,095)	4,013	(125,330)	22,607

Equity transactions:
Contract purchase payments	127	126	0	0	0	0	176	151
Transfers (to) and from other subaccounts	4,869	657	0	(1,651)	9,270	0	(29,393)	(2,714)
Transfers (to) and from fixed dollar contract	0	0	0	0	(240)	454	(32,717)	34,785
Withdrawals and surrenders	(1,488)	(1,168)	0	0	0	(26,186)	(231,305)	(56,019)
Surrender charges (note 2)	0	0	0	0	0	(5)	(1,209)	(39)
Annual contract charges (note 2)	(23)	(24)	(6)	(5)	(8)	(11)	(171)	(182)
Annuity and death benefit payments	(141)	0	0	0	(747)	0	(8,576)	(13,122)

Net equity transactions	3,344	(409)	(6)	(1,656)	8,275	(25,748)	(303,195)	(37,140)

Net change in contract owners’ equity	(6,243)	244	(690)	(1,436)	(6,820)	(21,735)	(428,525)	(14,533)
Contract owners’ equity:
Beginning of period	15,992	15,748	1,815	3,251	22,630	44,365	726,201	740,734

End of period	$9,749	$15,992	$1,125	$1,815	$15,810	$22,630	$297,676	$726,201

Change in units:
Beginning units	1,259	1,254	151	297	2,129	4,531	51,771	54,274

Units purchased	2,410	3,594	0	0	3,755	46	1,114	5,713
Units redeemed	(2,389)	(3,589)	(1)	(146)	(2,789)	(2,448)	(25,346)	(8,216)

Ending units	1,280	1,259	150	151	3,095	2,129	27,539	51,771

The accompanying notes are an integral part of these financial statements.

27

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(479)	$(1,122)	$719	$(587)
Reinvested capital gains	6,043	4,022	31,893	27,281
Realized gain (loss)	(17,322)	22,673	(40,432)	25,328
Unrealized gain (loss)	(12,032)	(25,544)	(144,466)	(43,896)

Net increase (decrease) in contract owners’ equity from operations	(23,790)	29	(152,286)	8,126

Equity transactions:
Contract purchase payments	0	0	479	460
Transfers (to) and from other subaccounts	1,892	(6,755)	(24,518)	94,283
Transfers (to) and from fixed dollar contract	(30,892)	0	(36,836)	26,216
Withdrawals and surrenders	(4,668)	(87,665)	(128,596)	(79,257)
Surrender charges (note 2)	(102)	(3)	(8)	(9)
Annual contract charges (note 2)	(1)	(9)	(85)	(124)
Annuity and death benefit payments	0	0	(11,629)	(10,363)

Net equity transactions	(33,771)	(94,432)	(201,193)	31,206

Net change in contract owners’ equity	(57,561)	(94,403)	(353,479)	39,332
Contract owners’ equity:
Beginning of period	69,690	164,093	535,639	496,307

End of period	$12,129	$69,690	$182,160	$535,639

Change in units:
Beginning units	4,365	9,603	25,537	23,594

Units purchased	3,412	289	4,480	8,738
Units redeemed	(6,659)	(5,527)	(17,110)	(6,795)

Ending units	1,118	4,365	12,907	25,537

The accompanying notes are an integral part of these financial statements.

28

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.
	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$17,787	$24,478	$26,596	$49,645	$3,991	$1,178	$(610)	$(726)
Reinvested capital gains	742	1,566	7,241	0	0	97	387	3,447
Realized gain (loss)	(3,622)	(6,337)	(6,554)	(1,037)	(5,248)	(1,174)	266	3,065
Unrealized gain (loss)	(61,917)	40,455	(11,567)	48,825	(14,432)	3,653	(25,069)	154

Net increase (decrease) in contract owners’ equity from operations	(47,010)	60,162	15,716	97,433	(15,689)	3,754	(25,026)	5,940

Equity transactions:
Contract purchase payments	375	2,092	250	885	0	0	0	0
Transfers (to) and from other subaccounts	138,892	(16,181)	(308,313)	(494,926)	214,002	(22,980)	(269)	0
Transfers (to) and from fixed dollar contract	39,306	10,142	14,641	1,387	2,725	0	0	0
Withdrawals and surrenders	(333,446)	(65,577)	(216,316)	(60,339)	(62,014)	(12,115)	(6,455)	(8,119)
Surrender charges (note 2)	(2,578)	(173)	(1,883)	(348)	(70)	(14)	0	0
Annual contract charges (note 2)	(353)	(197)	(120)	(128)	(348)	(27)	(69)	(65)
Annuity and death benefit payments	(8,298)	(2,632)	(6,501)	(3,737)	(2,613)	(1,177)	(267)	(395)

Net equity transactions	(166,102)	(72,526)	(518,242)	(557,206)	151,682	(36,313)	(7,060)	(8,579)

Net change in contract owners’ equity	(213,112)	(12,364)	(502,526)	(459,773)	135,993	(32,559)	(32,086)	(2,639)
Contract owners’ equity:
Beginning of period	680,879	693,243	877,307	1,337,080	45,602	78,161	70,089	72,728

End of period	$467,767	$680,879	$374,781	$877,307	$181,595	$45,602	$38,003	$70,089

Change in units:
Beginning units	49,769	55,496	69,539	114,136	3,310	6,167	7,991	9,021

Units purchased	24,468	6,050	13,590	9,367	21,206	0	0	0
Units redeemed	(36,950)	(11,777)	(54,544)	(53,964)	(10,973)	(2,857)	(1,158)	(1,030)

Ending units	37,287	49,769	28,585	69,539	13,543	3,310	6,833	7,991

The accompanying notes are an integral part of these financial statements.

29

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Dreyfus Variable
	UBS Series Trust —						Investment Fund —
	Class I		The Prudential Series Fund, Inc.				Service Shares
	U.S. Allocation		Jennison 20/20 Focus		Jennison		Appreciation
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$306	$223	$(1,258)	$(1,284)	$(101)	$(168)	$287	$45
Reinvested capital gains	0	0	8,848	11,914	0	0	1,904	0
Realized gain (loss)	(8)	34	(9,255)	7,978	(471)	586	(95)	33
Unrealized gain (loss)	(8,242)	(85)	(55,343)	(7,999)	(4,616)	1,090	(5,709)	856

Net increase (decrease) in contract owners’ equity from operations	(7,944)	172	(57,008)	10,609	(5,188)	1,508	(3,613)	934

Equity transactions:
Contract purchase payments	0	0	240	180	0	0	0	0
Transfers (to) and from other subaccounts	0	0	22,590	29,077	201	(3,943)	5,827	0
Transfers (to) and from fixed dollar contract	0	0	0	1,101	(2,018)	0	0	0
Withdrawals and surrenders	0	0	(13,453)	(16,032)	0	(309)	(12,580)	0
Surrender charges (note 2)	0	0	(493)	(28)	0	0	0	0
Annual contract charges (note 2)	(9)	(9)	(77)	(72)	(2)	(3)	(8)	(7)
Annuity and death benefit payments	0	0	(613)	(375)	(1,072)	(350)	0	0

Net equity transactions	(9)	(9)	8,194	13,851	(2,891)	(4,605)	(6,761)	(7)

Net change in contract owners’ equity	(7,953)	163	(48,814)	24,460	(8,079)	(3,097)	(10,374)	927
Contract owners’ equity:
Beginning of period	22,052	21,889	128,569	104,109	14,419	17,516	17,265	16,338

End of period	$14,099	$22,052	$79,755	$128,569	$6,340	$14,419	$6,891	$17,265

Change in units:
Beginning units	1,430	1,431	6,192	5,468	875	1,176	1,135	1,135

Units purchased	0	0	3,106	4,378	14	0	807	0
Units redeemed	(1)	(1)	(2,895)	(3,654)	(268)	(301)	(1,291)	0

Ending units	1,429	1,430	6,403	6,192	621	875	651	1,135

The accompanying notes are an integral part of these financial statements.

30

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Royce Capital Fund
	Small-Cap		Micro-Cap
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,839)	$(9,208)	$2,177	$1,100
Reinvested capital gains	44,769	38,931	22,584	34,228
Realized gain (loss)	(3,574)	24,128	(45,452)	31,155
Unrealized gain (loss)	(218,532)	(81,252)	(138,431)	(49,268)

Net increase (decrease) in contract owners’ equity from operations	(181,176)	(27,401)	(159,122)	17,215

Equity transactions:
Contract purchase payments	1,297	4,863	352	325
Transfers (to) and from other subaccounts	(11,064)	148,082	(21,560)	(19,036)
Transfers (to) and from fixed dollar contract	(40,566)	11,862	(64,371)	33,337
Withdrawals and surrenders	(178,678)	(100,379)	(18,168)	(103,948)
Surrender charges (note 2)	(1,827)	(152)	(565)	(271)
Annual contract charges (note 2)	(299)	(347)	(114)	(169)
Annuity and death benefit payments	(32,436)	(7,548)	(791)	(974)

Net equity transactions	(263,573)	56,381	(105,217)	(90,736)

Net change in contract owners’ equity	(444,749)	28,980	(264,339)	(73,521)
Contract owners’ equity:
Beginning of period	866,241	837,261	399,639	473,160

End of period	$421,492	$866,241	$135,300	$399,639

Change in units:
Beginning units	42,076	39,380	17,706	21,562

Units purchased	8,208	9,934	1,327	3,848
Units redeemed	(21,898)	(7,238)	(8,347)	(7,704)

Ending units	28,386	42,076	10,686	17,706

The accompanying notes are an integral part of these financial statements.

31

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International Growth
	Fixed Income		U.S. Real Estate		Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$922	$839	$520	$41	$(599)	$(66)	$(16)	$(18)
Reinvested capital gains	0	0	11,826	5,701	337	538	0	0
Realized gain (loss)	(30)	(94)	(125)	3,579	(23,434)	(126)	(5)	731
Unrealized gain (loss)	(3,944)	148	(25,431)	(17,314)	(14,237)	980	(1,111)	(63)

Net increase (decrease) in contract owners’ equity from operations	(3,052)	893	(13,210)	(7,993)	(37,933)	1,326	(1,132)	650

Equity transactions:
Contract purchase payments	0	0	0	0	120	90	0	0
Transfers (to) and from other subaccounts	0	14,199	0	(26,569)	26,947	24,627	0	21,036
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(1,720)	0	0	0	0	0	0	(19,413)
Surrender charges (note 2)	(1)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(3)	(3)	(10)	(12)	(24)	(20)	0	0
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(1,724)	14,196	(10)	(26,581)	27,043	24,697	0	1,623

Net change in contract owners’ equity	(4,776)	15,089	(13,220)	(34,574)	(10,890)	26,023	(1,132)	2,273
Contract owners’ equity:
Beginning of period	28,762	13,673	34,123	68,697	26,023	0	2,273	0

End of period	$23,986	$28,762	$20,903	$34,123	$15,133	$26,023	$1,141	$2,273

Change in units:
Beginning units	2,195	1,091	1,537	2,526	2,131	0	184	0

Units purchased	0	1,508	0	0	12,394	2,132	0	1,685
Units redeemed	(131)	(404)	(1)	(989)	(12,093)	(1)	0	(1,501)

Ending units	2,064	2,195	1,536	1,537	2,432	2,131	184	184

The accompanying notes are an integral part of these financial statements.

32

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Product Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton
	Securities		Growth Securities		Foreign Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$30,056	$13,435	$(82)	$(45)	$2,366	$1,483
Reinvested capital gains	14,801	3,483	0	0	16,439	7,317
Realized gain (loss)	(49,462)	7,094	(1,545)	3	(9,535)	1,965
Unrealized gain (loss)	(176,816)	(12,145)	(2,703)	604	(93,841)	11,502

Net increase (decrease) in contract owners’ equity from operations	(181,421)	11,867	(4,330)	562	(84,571)	22,267

Equity transactions:
Contract purchase payments	240	181	0	0	0	0
Transfers (to) and from other subaccounts	(15,936)	185,238	33,320	5,734	1,229	57,599
Transfers (to) and from fixed dollar contract	10,054	69,128	0	0	(1,286)	8,312
Withdrawals and surrenders	(78,520)	(57,057)	0	0	(13,015)	(5,349)
Surrender charges (note 2)	(4)	(171)	0	0	0	(1)
Annual contract charges (note 2)	(121)	(107)	(4)	0	(55)	(53)
Annuity and death benefit payments	(1,947)	(2,104)	0	0	(433)	(6)

Net equity transactions	(86,234)	195,108	33,316	5,734	(13,560)	60,502

Net change in contract owners’ equity	(267,655)	206,975	28,986	6,296	(98,131)	82,769
Contract owners’ equity:
Beginning of period	600,065	393,090	6,296	0	208,435	125,666

End of period	$332,410	$600,065	$35,282	$6,296	$110,304	$208,435

Change in units:
Beginning units	49,553	33,363	513	0	14,527	10,011

Units purchased	18,929	25,835	6,234	513	2,770	5,690
Units redeemed	(29,057)	(9,645)	(2,262)	0	(4,270)	(1,174)

Ending units	39,425	49,553	4,485	513	13,027	14,527

The accompanying notes are an integral part of these financial statements.

33

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
		Total	Fundamental		Capital and
	All Cap	Return	Value		Income
	Subaccount	Subaccount	Subaccount		Subaccount
	2007	2007	2008	2007	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$0	$61	$(27)	$23	$(2)
Reinvested capital gains	193	73	3	182	0
Realized gain (loss)	22	811	(1,672)	(1)	69
Unrealized gain (loss)	(23)	(599)	385	(385)	0

Net increase (decrease) in contract owners’ equity from operations	192	346	(1,311)	(181)	67

Equity transactions:
Contract purchase payments	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,916)	(11,482)	(2,424)	3,916	(67)
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0
Annual contract charges (note 2)	0	0	0	0	0
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	(3,916)	(11,482)	(2,424)	3,916	(67)

Net change in contract owners’ equity	(3,724)	(11,136)	(3,735)	3,735	0
Contract owners’ equity:
Beginning of period	3,724	11,136	3,735	0	0

End of period	$0	$0	$0	$3,735	$0

Change in units:
Beginning units	312	976	312	0	0

Units purchased	0	0	112	312	976
Units redeemed	(312)	(976)	(424)	0	(976)

Ending units	0	0	0	312	0

The accompanying notes are an integral part of these financial statements.

34

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Neuberger Berman
	Advisers Management
	Trust — S Class		Total
	AMT Regency Subaccount		Subaccounts
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(54)	$(90)	$(4,454)	$(301,641)
Reinvested capital gains	16	219	1,118,769	1,650,855
Realized gain (loss)	(3,153)	454	(1,038,183)	3,749,521
Unrealized gain (loss)	(3,429)	(695)	(27,785,576)	(728,170)

Net increase (decrease) in contract owners’ equity from operations	(6,620)	(112)	(27,709,444)	4,370,565

Equity transactions:
Contract purchase payments	816	613	353,484	569,224
Transfers (to) and from other subaccounts	2,356	6,844	0	0
Transfers (to) and from fixed dollar contract	(231)	454	(1,490,986)	633,908
Withdrawals and surrenders	0	0	(12,879,582)	(15,625,206)
Surrender charges (note 2)	0	0	(46,739)	(38,610)
Annual contract charges (note 2)	(13)	(14)	(30,558)	(37,013)
Annuity and death benefit payments	(131)	(37)	(1,272,760)	(1,370,377)

Net equity transactions	2,797	7,860	(15,367,141)	(15,868,074)

Net change in contract owners’ equity	(3,823)	7,748	(43,076,585)	(11,497,509)
Contract owners’ equity:
Beginning of period	8,734	986	79,835,553	91,333,062

End of period	$4,911	$8,734	$36,758,968	$79,835,553

Change in units:
Beginning units	840	97	3,130,295	3,712,644

Units purchased	2,790	3,097	553,782	720,799
Units redeemed	(2,746)	(2,354)	(1,338,729)	(1,303,148)

Ending units	884	840	2,345,348	3,130,295

The accompanying notes are an integral part of these financial statements.

35

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, Balanced, and Target Equity/Income

Dow Target 10 Portfolios:  First Quarter, Second Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, and Fourth Quarter

Janus Aspen Series — Institutional Shares:  Large Cap Growth, Worldwide Growth, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

UBS Series Trust — Class I:  U.S. Allocation

The Prudential Series Fund Inc.:  Jennison 20/20 Focus and Jennison

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

(continued)

36

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly-owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

C. Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate

(continued)

37

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity (“VIA”)	Combination

Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	NA	No charge	$25

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15

	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

38

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

These basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus

Mortality and Expense Risk Fees (May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	NA

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15

Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners

(continued)

39

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.:
Equity Subaccount	$—	$5,594,199	$—
Money Market Subaccount	—	3,682,304	—
Bond Subaccount	—	2,062,508	—
Omni Subaccount	—	3,331,239	—
International Subaccount	—	2,748,027	—
Capital Appreciation Subaccount	—	2,768,317	—
Millennium Subaccount	—	1,630,255	—
International Small-Mid Company Subaccount	—	1,022,586	—
Aggressive Growth Subaccount	—	157,925	—
Small Cap Growth Subaccount	—	296,433	—

(continued)

40

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount	—	1,466,749	—
S&P 500 Index Subaccount	—	3,070,017	—
Strategic Value Subaccount	—	74,045	—
High Income Bond Subaccount	—	235,583	—
Capital Growth Subaccount	—	100,309	—
Nasdaq-100 Index Subaccount	—	21,355	—
Bristol Subaccount	—	42,715	—
Bryton Growth Subaccount	—	9,478	—
Balanced Subaccount	—	29,156	—
Target Equity/Income Subaccount	—	6,052	—
Dow Target 10 Portfolios:
First Quarter Subaccount	—	33,933	—
Second Quarter Subaccount	—	22,689	—
Fourth Quarter Subaccount	—	24,560	—
Dow Target 5 Portfolios:
First Quarter Subaccount	—	33,905	—
Second Quarter Subaccount	—	23,585	—
Fourth Quarter Subaccount	—	24,572	—
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount	—	261,537	—
Worldwide Growth Subaccount	—	183,123	—
Balanced Subaccount	—	685,073	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	59,914	—
Small/Mid Cap Value Subaccount	—	138,676	—
Discovery Subaccount	—	57,892	—
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	—	240,862	—
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	—	190,215	—
Structured U.S. Equity Subaccount	—	19,715	—
Capital Growth Subaccount	—	4,580	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	350,003	—
U.S. Small Cap Equity Subaccount	—	196,972	—
International Equity Subaccount	—	7,221	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	987,497	—
VIP Contrafund Subaccount	—	1,099,847	—
VIP Growth Subaccount	—	120,925	—
VIP Equity-Income Subaccount	—	93,706	—
VIP Real Estate Subaccount	—	5,728	—
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	27,409	—
Worldwide Growth Subaccount	—	51,226	—

(continued)

41

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount	—	366,097	—
International Growth Subaccount	—	309,512	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	9,749	—
Investors Growth Stock Subaccount	—	1,125	—
Mid Cap Growth Subaccount	—	15,810	—
Total Return Subaccount	—	297,676	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	12,129	—
Mid Cap Value Subaccount	—	182,160	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	467,767	—
Total Return Subaccount	—	374,781	—
Global Bond Subaccount	—	181,595	—
Calvert Variable Series, Inc.:
Social Equity Subaccount	—	38,003	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	14,099	—
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	—	79,755	—
Jennison Subaccount	—	6,340	—
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	—	6,891	—
Royce Capital Fund:
Small-Cap Subaccount	—	421,492	—
Micro-Cap Subaccount	—	135,300	—
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	—	23,986	—
U.S. Real Estate Subaccount	—	20,903	—
International Growth Equity Subaccount	—	15,133	—
Capital Growth Subaccount	—	1,141	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	—	332,410	—
Franklin Flex Cap Growth Securities Subaccount	—	35,282	—
Templeton Foreign Securities Subaccount	—	110,304	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	4,911	—

Totals	$—	$36,758,968	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

42

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2008
Annual Payment Combination	6,418	$86.856133	$557,419	1.00%	–55.27%	0.87%
Flexible Payment Combination	636	$43.868558	$27,901	1.10%	–55.31%	0.93%
Top I	2,847	$38.071185	$108,389	1.10%	–55.31%	0.82%
Top Tradition	114,876	$32.124290	$3,690,332	1.10%	–55.31%	0.79%
Top Plus	98,940	$10.974506	$1,085,818	0.90%	–55.22%	0.78%

	223,717		$5,469,859

2007
Annual Payment Combination	6,799	$194.160055	$1,320,148	1.00%	–6.83%	0.04%
Flexible Payment Combination	623	$98.162538	$61,173	1.10%	–6.92%	0.04%
Top I	3,416	$85.190046	$291,045	1.10%	–6.92%	0.03%
Top Tradition	153,337	$71.882949	$11,022,227	1.10%	–6.92%	0.04%
Top Plus	132,927	$24.508128	$3,257,793	0.90%	–6.73%	0.04%

	297,102		$15,952,386

2006
Annual Payment Combination	7,605	$208.386199	$1,584,697	1.00%	5.61%	0.00%
Flexible Payment Combination	757	$105.459872	$79,852	1.10%	5.51%	0.00%
Top I	5,417	$91.523021	$495,757	1.10%	5.51%	0.00%
Top Tradition	189,547	$77.226674	$14,638,091	1.10%	5.51%	0.00%
Top Plus	157,428	$26.277610	$4,136,838	0.90%	5.72%	0.00%

	360,754		$20,935,235

2005
Annual Payment Combination	8,078	$197.310970	$1,593,905	1.00%	5.06%	0.00%
Flexible Payment Combination	749	$99.953545	$74,845	1.10%	4.95%	0.00%
Top I	6,088	$86.744364	$528,119	1.10%	4.95%	0.00%
Top Tradition	220,294	$73.194476	$16,124,295	1.10%	4.95%	0.00%
Top Plus	210,376	$24.856418	$5,229,190	0.90%	5.16%	0.00%

	445,585		$23,550,354

2004
Annual Payment Combination	8,746	$187.813735	$1,642,655	1.00%	11.32%	0.05%
Flexible Payment Combination	740	$95.236348	$70,478	1.10%	11.21%	0.04%
Top I	6,657	$82.650560	$550,183	1.10%	11.21%	0.04%
Top Tradition	262,643	$69.740136	$18,316,727	1.10%	11.21%	0.04%
Top Plus	262,302	$23.636618	$6,199,951	0.90%	11.43%	0.04%

	541,088		$26,779,994

(continued)

43

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2008
VIA	1,603	$34.324917	$55,007	1.30%	0.46%	1.76%
Top I	4,205	$26.028859	$109,460	1.30%	0.46%	1.79%
Top Tradition	85,475	$23.792097	$2,033,634	1.10%	0.66%	1.72%
Top Plus	63,085	$15.519455	$979,051	0.90%	0.86%	1.58%

	154,368		$3,177,152

2007
VIA	2,408	$34.167785	$82,269	1.30%	3.60%	4.96%
Top I	5,732	$25.909702	$148,505	1.30%	3.60%	4.97%
Top Tradition	96,753	$23.636322	$2,286,901	1.10%	3.81%	4.83%
Top Plus	24,824	$15.387239	$381,973	0.90%	4.01%	4.45%

	129,717		$2,899,648

2006
VIA	2,404	$32.980496	$79,271	1.30%	3.43%	4.61%
Top I	2,028	$25.009370	$50,718	1.30%	3.43%	4.59%
Top Tradition	38,685	$22.769733	$880,855	1.10%	3.63%	4.72%
Top Plus	33,797	$14.793588	$499,985	0.90%	3.84%	4.88%

	76,914		$1,510,829

2005
VIA	2,401	$31.887866	$76,554	1.30%	1.62%	2.94%
Top I	2,311	$24.180821	$55,887	1.30%	1.62%	2.90%
Top Tradition	40,430	$21.972068	$888,331	1.10%	1.82%	2.95%
Top Plus	10,082	$14.247177	$143,646	0.90%	2.02%	2.75%

	55,224		$1,164,418

2004
VIA	2,561	$31.379976	$80,362	1.30%	–0.29%	1.02%
Top I	3,246	$23.795684	$77,240	1.30%	–0.29%	1.03%
Top Tradition	46,172	$21.579558	$996,362	1.10%	–0.09%	0.99%
Top Plus	13,190	$13.965057	$184,210	0.90%	0.11%	0.86%

	65,169		$1,338,174

Bond Subaccount
2008
Top I	205	$39.535420	$8,120	1.10%	–12.42%	0.00%
Top Tradition	50,697	$33.108761	$1,678,502	1.10%	–12.42%	0.00%
Top Plus	22,329	$16.690930	$372,700	0.90%	–12.24%	0.00%

	73,231		$2,059,322

2007
Top I	210	$45.140786	$9,487	1.10%	2.58%	0.00%
Top Tradition	60,913	$37.802955	$2,302,674	1.10%	2.58%	0.00%
Top Plus	29,903	$19.019555	$568,746	0.90%	2.79%	0.00%

	91,026		$2,880,907

(continued)

44

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	214	$44.004316	$9,447	1.10%	3.31%	3.66%
Top Tradition	61,515	$36.851225	$2,266,890	1.10%	3.31%	4.03%
Top Plus	65,431	$18.503836	$1,210,718	0.90%	3.51%	4.54%

	127,160		$3,487,055

2005
Top I	220	$42.595323	$9,351	1.10%	–0.67%	3.62%
Top Tradition	57,202	$35.671271	$2,040,484	1.10%	–0.67%	3.58%
Top Plus	49,472	$17.875999	$884,366	0.90%	–0.48%	3.26%

	106,894		$2,934,201

2004
Top I	222	$42.883430	$9,537	1.10%	4.73%	0.00%
Top Tradition	62,858	$35.912547	$2,257,383	1.10%	4.73%	0.00%
Top Plus	61,712	$17.961382	$1,108,431	0.90%	4.94%	0.00%

	124,792		$3,375,351

Omni Subaccount
2008
Top I	7,530	$28.449721	$214,238	1.10%	–32.21%	2.25%
Top Tradition	83,612	$28.270432	$2,363,738	1.10%	–32.21%	2.21%
Top Plus	49,401	$12.094736	$597,488	0.90%	–32.07%	2.04%

	140,543		$3,175,464

2007
Top I	8,503	$41.965886	$356,837	1.10%	5.82%	1.48%
Top Tradition	97,840	$41.701416	$4,080,050	1.10%	5.82%	1.61%
Top Plus	66,099	$17.805339	$1,176,913	0.90%	6.03%	1.54%

	172,442		$5,613,800

2006
Top I	12,506	$39.658403	$495,980	1.10%	12.09%	1.23%
Top Tradition	126,702	$39.408472	$4,993,124	1.10%	12.09%	1.12%
Top Plus	83,447	$16.792834	$1,401,304	0.90%	12.31%	1.15%

	222,655		$6,890,408

2005
Top I	15,726	$35.381987	$556,407	1.10%	8.30%	1.30%
Top Tradition	176,533	$35.159013	$6,206,739	1.10%	8.30%	1.20%
Top Plus	109,056	$14.952467	$1,630,656	0.90%	8.51%	1.20%

	301,315		$8,393,802

2004
Top I	15,919	$32.671066	$520,077	1.10%	5.95%	1.39%
Top Tradition	214,582	$32.465180	$6,966,441	1.10%	5.95%	1.33%
Top Plus	136,972	$13.779581	$1,887,420	0.90%	6.16%	1.31%

	367,473		$9,373,938

(continued)

45

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount
2008
Top I	1,084	$12.998627	$14,086	1.10%	–46.67%	0.00%
Top Tradition	153,597	$12.998627	$1,996,551	1.10%	–46.67%	0.00%
Top Plus	62,555	$11.696021	$731,648	0.90%	–46.56%	0.00%

	217,236		$2,742,285

2007
Top I	1,612	$24.372668	$39,288	1.10%	8.25%	0.00%
Top Tradition	172,431	$24.372668	$4,202,616	1.10%	8.25%	0.00%
Top Plus	81,678	$21.886604	$1,787,646	0.90%	8.46%	0.00%

	255,721		$6,029,550

2006
Top I	3,296	$22.515622	$74,228	1.10%	17.93%	0.15%
Top Tradition	212,159	$22.515622	$4,776,885	1.10%	17.93%	0.14%
Top Plus	88,355	$20.178725	$1,782,888	0.90%	18.17%	0.13%

	303,810		$6,634,001

2005
Top I	3,487	$19.091962	$66,565	1.10%	8.21%	0.04%
Top Tradition	255,683	$19.091962	$4,881,484	1.10%	8.21%	0.04%
Top Plus	117,757	$17.076646	$2,010,903	0.90%	8.42%	0.04%

	376,927		$6,958,952

2004
Top I	4,193	$17.643397	$73,981	1.10%	11.74%	0.00%
Top Tradition	292,781	$17.643397	$5,165,651	1.10%	11.74%	0.00%
Top Plus	149,308	$15.749854	$2,351,581	0.90%	11.96%	0.00%

	446,282		$7,591,213

Capital Appreciation Subaccount
2008
Top I	52	$19.602997	$1,028	1.10%	–39.67%	0.49%
Top Tradition	80,864	$19.602997	$1,585,170	1.10%	–39.67%	0.61%
Top Plus	51,753	$22.336493	$1,155,972	0.90%	–39.55%	0.52%

	132,669		$2,742,170

2007
Top I	91	$32.494643	$2,967	1.10%	2.69%	0.34%
Top Tradition	104,031	$32.494643	$3,380,428	1.10%	2.69%	0.39%
Top Plus	86,843	$36.952052	$3,209,039	0.90%	2.89%	0.43%

	190,965		$6,592,434

2006
Top I	256	$31.644144	$8,109	1.10%	15.11%	0.27%
Top Tradition	128,979	$31.644144	$4,081,419	1.10%	15.11%	0.43%
Top Plus	99,131	$35.913264	$3,560,110	0.90%	15.34%	0.45%

	228,366		$7,649,638

(continued)

46

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	506	$27.490513	$13,923	1.10%	4.12%	0.50%
Top Tradition	152,120	$27.490513	$4,181,853	1.10%	4.12%	0.50%
Top Plus	112,055	$31.137683	$3,489,116	0.90%	4.33%	0.51%

	264,681		$7,684,892

2004
Top I	659	$26.401629	$17,386	1.10%	11.27%	0.37%
Top Tradition	188,749	$26.401629	$4,983,269	1.10%	11.27%	0.36%
Top Plus	132,036	$29.845326	$3,940,692	0.90%	11.49%	0.36%

	321,444		$8,941,347

Millennium Subaccount
2008
Top I	261	$17.857072	$4,655	1.10%	–43.17%	0.00%
Top Tradition	56,682	$17.857072	$1,012,182	1.10%	–43.17%	0.00%
Top Plus	25,707	$23.861632	$613,418	0.90%	–43.05%	0.00%

	82,650		$1,630,255

2007
Top I	463	$31.420615	$14,547	1.10%	24.65%	0.00%
Top Tradition	61,399	$31.420615	$1,929,189	1.10%	24.65%	0.00%
Top Plus	34,007	$41.902415	$1,424,970	0.90%	24.90%	0.00%

	95,869		$3,368,706

2006
Top I	1,192	$25.207116	$30,049	1.10%	6.21%	0.00%
Top Tradition	96,206	$25.207116	$2,425,079	1.10%	6.21%	0.00%
Top Plus	46,518	$33.549246	$1,560,642	0.90%	6.42%	0.00%

	143,916		$4,015,770

2005
Top I	1,578	$23.732936	$37,457	1.10%	–1.08%	0.00%
Top Tradition	117,776	$23.732936	$2,795,178	1.10%	–1.08%	0.00%
Top Plus	68,303	$31.524814	$2,153,209	0.90%	–0.89%	0.00%

	187,657		$4,985,844

2004
Top I	1,670	$23.993241	$40,071	1.10%	9.72%	0.00%
Top Tradition	147,640	$23.993241	$3,542,358	1.10%	9.72%	0.00%
Top Plus	92,156	$31.807684	$2,931,272	0.90%	9.94%	0.00%

	241,466		$6,513,701

International Small-Mid Company Subaccount
2008
Top I	158	$17.253043	$2,719	1.10%	–51.83%	0.00%
Top Tradition	30,104	$17.253043	$519,389	1.10%	–51.83%	0.00%
Top Plus	26,465	$18.910776	$500,478	0.90%	–51.74%	0.00%

	56,727		$1,022,586

(continued)

47

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount (continued)
2007
Top I	158	$35.819984	$5,661	1.10%	16.19%	0.00%
Top Tradition	47,679	$35.819984	$1,707,871	1.10%	16.19%	0.00%
Top Plus	33,946	$39.183506	$1,330,118	0.90%	16.42%	0.00%

	81,783		$3,043,650

2006
Top I	158	$30.828184	$4,881	1.10%	24.98%	0.10%
Top Tradition	58,981	$30.828184	$1,818,264	1.10%	24.98%	0.12%
Top Plus	57,485	$33.655867	$1,934,704	0.90%	25.22%	0.12%

	116,624		$3,757,849

2005
Top I	181	$24.667115	$4,464	1.10%	27.60%	2.28%
Top Tradition	68,292	$24.667115	$1,684,579	1.10%	27.60%	0.49%
Top Plus	62,157	$26.876546	$1,670,559	0.90%	27.85%	0.48%

	130,630		$3,359,602

2004
Top I	22	$19.332118	$433	1.10%	19.55%	1.08%
Top Tradition	67,429	$19.332118	$1,303,551	1.10%	19.55%	0.93%
Top Plus	66,705	$21.022163	$1,402,278	0.90%	19.79%	0.97%

	134,156		$2,706,262

Aggressive Growth Subaccount
2008
Top Tradition	20,836	$5.267561	$109,758	1.10%	–44.29%	0.00%
Top Plus	7,420	$6.491756	$48,167	0.90%	–44.18%	0.00%

	28,256		$157,925

2007
Top Tradition	44,656	$9.455742	$422,257	1.10%	28.14%	0.00%
Top Plus	11,696	$11.630056	$136,021	0.90%	28.39%	0.00%

	56,352		$558,278

2006
Top Tradition	36,306	$7.379507	$267,923	1.10%	4.63%	0.00%
Top Plus	37,292	$9.058347	$337,800	0.90%	4.84%	0.00%

	73,598		$605,723

2005
Top Tradition	40,432	$7.052988	$285,165	1.10%	12.05%	0.02%
Top Plus	43,493	$8.640452	$375,797	0.90%	12.27%	0.02%

	83,925		$660,962

2004
Top Tradition	55,633	$6.294415	$350,174	1.10%	7.77%	0.00%
Top Plus	47,625	$7.695920	$366,518	0.90%	7.98%	0.00%

	103,258		$716,692

(continued)

48

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2008
Top I	252	$5.925357	$1,493	1.10%	–48.26%	0.00%
Top Tradition	28,076	$8.776039	$246,398	1.10%	–48.26%	0.00%
Top Plus	5,401	$8.987221	$48,542	0.90%	–48.16%	0.00%

	33,729		$296,433

2007
Top I	469	$11.452285	$5,376	1.10%	13.37%	0.00%
Top Tradition	47,442	$16.961958	$804,696	1.10%	13.37%	0.00%
Top Plus	8,761	$17.335515	$151,883	0.90%	13.60%	0.00%

	56,672		$961,955

2006
Top I	612	$10.101594	$6,181	1.10%	24.24%	0.00%
Top Tradition	53,971	$14.961463	$807,486	1.10%	24.24%	0.00%
Top Plus	13,864	$15.260526	$211,565	0.90%	24.49%	0.00%

	68,447		$1,025,232

2005
Top I	1,438	$8.130715	$11,695	1.10%	5.32%	0.00%
Top Tradition	57,878	$12.042400	$696,988	1.10%	5.32%	0.00%
Top Plus	19,743	$12.258855	$242,020	0.90%	5.53%	0.00%

	79,059		$950,703

2004
Top I	1,440	$7.719698	$11,115	1.10%	10.23%	0.00%
Top Tradition	72,248	$11.433639	$826,055	1.10%	10.23%	0.00%
Top Plus	25,400	$11.616196	$295,060	0.90%	10.45%	0.00%

	99,088		$1,132,230

Mid Cap Opportunity Subaccount
2008
Top I	108	$8.163265	$883	1.10%	–51.82%	0.00%
Top Tradition	68,281	$14.211091	$970,336	1.10%	–51.82%	0.00%
Top Plus	33,492	$14.552847	$487,409	0.90%	–51.73%	0.00%

	101,881		$1,458,628

2007
Top I	104	$16.944136	$1,770	1.10%	16.57%	0.00%
Top Tradition	97,322	$29.497354	$2,870,730	1.10%	16.57%	0.00%
Top Plus	45,169	$30.146544	$1,361,678	0.90%	16.81%	0.00%

	142,595		$4,234,178

2006
Top I	1,799	$14.535150	$26,141	1.10%	8.46%	0.00%
Top Tradition	129,429	$25.303644	$3,275,020	1.10%	8.46%	0.00%
Top Plus	77,744	$25.809088	$2,006,510	0.90%	8.67%	0.00%

	208,972		$5,307,671

(continued)

49

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2005
Top I	1,795	$13.401489	$24,065	1.10%	8.79%	0.00%
Top Tradition	163,347	$23.330098	$3,810,898	1.10%	8.79%	0.00%
Top Plus	95,999	$23.749133	$2,279,886	0.90%	9.00%	0.00%

	261,141		$6,114,849

2004
Top I	1,799	$12.318904	$22,159	1.10%	12.32%	0.00%
Top Tradition	211,731	$21.445455	$4,540,664	1.10%	12.32%	0.00%
Top Plus	134,054	$21.787570	$2,920,720	0.90%	12.54%	0.00%

	347,584		$7,483,543

S&P 500 Index Subaccount
2008
Top I	2,436	$6.814047	$16,602	1.10%	–37.99%	1.14%
Top Tradition	145,120	$12.789767	$1,856,042	1.10%	–37.99%	1.53%
Top Plus	87,398	$13.097253	$1,144,680	0.90%	–37.86%	1.48%

	234,954		$3,017,324

2007
Top I	3,903	$10.987989	$42,881	1.10%	3.91%	1.19%
Top Tradition	187,211	$20.624102	$3,861,074	1.10%	3.91%	1.22%
Top Plus	106,903	$21.077909	$2,253,287	0.90%	4.12%	1.27%

	298,017		$6,157,242

2006
Top I	4,770	$10.574254	$50,439	1.10%	14.05%	1.09%
Top Tradition	220,650	$19.847544	$4,379,355	1.10%	14.05%	1.06%
Top Plus	156,508	$20.243886	$3,168,331	0.90%	14.27%	0.99%

	381,928		$7,598,125

2005
Top I	5,641	$9.271844	$52,300	1.10%	3.33%	1.03%
Top Tradition	258,743	$17.402963	$4,502,900	1.10%	3.33%	0.98%
Top Plus	209,039	$17.715460	$3,703,228	0.90%	3.54%	0.97%

	473,423		$8,258,428

2004
Top I	6,239	$8.972855	$55,985	1.10%	9.10%	1.07%
Top Tradition	310,573	$16.841761	$5,230,593	1.10%	9.10%	1.12%
Top Plus	244,616	$17.110362	$4,185,460	0.90%	9.32%	1.09%

	561,428		$9,472,038

Strategic Value Subaccount
2008
Top Tradition	6,795	$8.102801	$55,055	1.10%	–29.05%	3.30%
Top Plus	2,301	$8.251352	$18,990	0.90%	–28.91%	3.43%

	9,096		$74,045

(continued)

50

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount (continued)
2007
Top I	1,047	$11.420393	$11,962	1.10%	–9.73%	1.12%
Top Tradition	10,540	$11.420393	$120,369	1.10%	–9.73%	1.12%
Top Plus	6,320	$11.606647	$73,353	0.90%	–9.55%	1.05%

	17,907		$205,684

2006
Top I	1,048	$12.651963	$13,255	1.10%	15.09%	0.98%
Top Tradition	10,634	$12.651963	$134,538	1.10%	15.09%	0.97%
Top Plus	6,905	$12.832713	$88,616	0.90%	15.31%	0.94%

	18,587		$236,409

2005
Top I	1,048	$10.993372	$11,520	1.10%	3.60%	0.99%
Top Tradition	11,112	$10.993372	$122,165	1.10%	3.60%	0.90%
Top Plus	8,098	$11.128423	$90,113	0.90%	3.80%	0.88%

	20,258		$223,798

2004
Top I	1,048	$10.611435	$11,123	1.10%	8.41%	1.37%
Top Tradition	14,125	$10.611435	$149,889	1.10%	8.41%	1.33%
Top Plus	9,326	$10.720596	$99,974	0.90%	8.62%	1.41%

	24,499		$260,986

High Income Bond Subaccount
2008
Top I	170	$11.185021	$1,898	1.10%	–26.13%	0.00%
Top Tradition	11,749	$11.185021	$131,411	1.10%	–26.13%	0.00%
Top Plus	8,979	$11.389997	$102,274	0.90%	–25.98%	0.00%

	20,898		$235,583

2007
Top I	165	$15.140610	$2,495	1.10%	2.40%	0.00%
Top Tradition	16,440	$15.140610	$248,919	1.10%	2.40%	0.00%
Top Plus	22,194	$15.387450	$341,512	0.90%	2.60%	0.00%

	38,799		$592,926

2006
Top I	161	$14.786200	$2,370	1.10%	8.93%	0.00%
Top Tradition	17,979	$14.786200	$265,848	1.10%	8.93%	0.00%
Top Plus	17,587	$14.997356	$263,764	0.90%	9.15%	0.00%

	35,727		$531,982

2005
Top I	155	$13.573436	$2,110	1.10%	1.87%	4.68%
Top Tradition	15,778	$13.573436	$214,166	1.10%	1.87%	5.06%
Top Plus	13,264	$13.740101	$182,243	0.90%	2.08%	5.00%

	29,197		$398,519

(continued)

51

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2004
Top I	160	$13.323676	$2,137	1.10%	9.46%	0.29%
Top Tradition	13,543	$13.323676	$180,439	1.10%	9.46%	0.32%
Top Plus	12,628	$13.460648	$169,977	0.90%	9.68%	0.32%

	26,331		$352,553

Capital Growth Subaccount
2008
Top Tradition	11,893	$6.891116	$81,957	1.10%	–37.06%	0.00%
Top Plus	2,615	$7.017563	$18,352	0.90%	–36.93%	0.00%

	14,508		$100,309

2007
Top Tradition	28,597	$10.948037	$313,078	1.10%	10.01%	0.00%
Top Plus	4,353	$11.126720	$48,438	0.90%	10.23%	0.00%

	32,950		$361,516

2006
Top Tradition	29,726	$9.951443	$295,819	1.10%	18.82%	0.00%
Top Plus	2,960	$10.093727	$29,876	0.90%	19.06%	0.00%

	32,686		$325,695

2005
Top Tradition	34,954	$8.375158	$292,746	1.10%	1.50%	0.00%
Top Plus	7,429	$8.478128	$62,982	0.90%	1.71%	0.00%

	42,383		$355,728

2004
Top Tradition	43,079	$8.251025	$355,446	1.10%	18.40%	0.00%
Top Plus	11,661	$8.335993	$97,203	0.90%	18.64%	0.00%

	54,740		$452,649

Nasdaq-100 Index Subaccount
2008
Top Tradition	5,990	$2.828078	$16,941	1.10%	–42.61%	0.00%
Top Plus	1,534	$2.877151	$4,414	0.90%	–42.50%	0.00%

	7,524		$21,355

2007
Top Tradition	6,995	$4.928080	$34,471	1.10%	17.29%	0.00%
Top Plus	1,812	$5.003612	$9,066	0.90%	17.52%	0.00%

	8,807		$43,537

2006
Top Tradition	13,020	$4.201735	$54,711	1.10%	5.45%	0.00%
Top Plus	2,247	$4.257637	$9,565	0.90%	5.65%	0.00%

	15,267		$64,276

2005
Top Tradition	28,135	$3.984706	$112,109	1.10%	0.33%	0.00%
Top Plus	9,618	$4.029756	$38,760	0.90%	0.53%	0.00%

	37,753		$150,869

(continued)

52

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2004
Top Tradition	49,855	$3.971406	$197,995	1.10%	8.80%	0.00%
Top Plus	20,940	$4.008381	$83,933	0.90%	9.02%	0.00%

	70,795		$281,928

Bristol Subaccount
2008
Top Tradition	1,869	$8.828373	$16,507	1.10%	–41.20%	0.84%
Top Plus	2,930	$8.945883	$26,208	0.90%	–41.08%	1.26%

	4,799		$42,715

2007
Top Tradition	1,902	$15.013012	$28,558	1.10%	6.57%	0.62%
Top Plus	2,571	$15.182553	$39,029	0.90%	6.79%	0.52%

	4,473		$67,587

2006
Top Plus	2,102	$14.217544	$29,881	0.90%	15.38%	0.15%
2005
Top Plus	7,057	$12.321848	$86,952	0.90%	11.03%	0.00%
2004
Top Plus	7,224	$11.097582	$80,165	0.90%	7.65%	1.01%

Bryton Growth Subaccount
2008
Top Tradition	830	$7.543408	$6,261	1.10%	–40.20%	0.00%
Top Plus	421	$7.643834	$3,217	0.90%	–40.08%	0.00%

	1,251		$9,478

2007
Top Tradition	869	$12.613740	$10,960	1.10%	8.69%	0.00%
Top Plus	421	$12.756208	$5,369	0.90%	8.91%	0.00%

	1,290		$16,329

2006
Top Tradition	197	$11.605216	$2,292	1.10%	15.47%	0.00%
Top Plus	315	$11.712928	$3,687	0.90%	15.70%	0.00%

	512		$5,979

2005
Top Tradition	198	$10.050205	$1,987	1.10%	3.17%	0.01%
Top Plus	5,043	$10.123465	$51,059	0.90%	3.38%	0.02%

	5,241		$53,046

2004
Top Tradition	314	$9.741115	$3,054	1.10%	6.33%	0.00%
Top Plus	5,576	$9.792756	$54,605	0.90%	6.54%	0.00%

	5,890		$57,659

(continued)

53

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2008
Top Tradition	843	$9.155701	$7,718	1.10%	–27.74%	0.00%
Top Plus	2,327	$9.213303	$21,438	0.90%	–27.59%	0.00%

	3,170		$29,156

2007
Top I	1,577	$12.670021	$19,981	1.10%	11.07%	0.00%
Top Tradition	268	$12.670021	$3,398	1.10%	11.07%	0.00%
Top Plus	1,321	$12.724386	$16,809	0.90%	11.29%	0.00%

	3,166		$40,188

Target Equity/Income Subaccount
2008
Top Tradition	932	$6.490148	$6,052	1.10%	–45.67%	0.39%
2007
Top Tradition	4,767	$11.946722	$56,957	1.10%	9.21%	2.47%
Top Plus	12,027	$11.998011	$144,297	0.90%	9.43%	1.34%

	16,794		$201,254

2006
Top Tradition	505	$10.939213	$5,532	1.10%	8.18%	1.70%
Top Plus	12,027	$10.964309	$131,865	0.90%	8.39%	0.98%

	12,532		$137,397

Dow Target 10 Portfolios:
First Quarter Subaccount
2008
Top Tradition	4,271	$7.944605	$33,933	1.10%	–38.12%	0.00%
2007
Top Tradition	4,591	$12.838748	$58,945	1.10%	–0.49%	0.00%
2006
Top Tradition	5,095	$12.902603	$65,735	1.10%	27.46%	7.97%
2005
Top Tradition	5,096	$10.122592	$51,585	1.10%	–7.24%	0.00%
2004
Top Tradition	5,097	$10.913089	$55,629	1.10%	2.09%	0.00%
Second Quarter Subaccount
2008
Top Tradition	2,638	$8.600469	$22,689	1.10%	–46.91%	0.00%
2007
Top Tradition	2,639	$16.200928	$42,753	1.10%	3.92%	0.00%
2006
Top Tradition	2,639	$15.589464	$41,147	1.10%	28.23%	6.51%
2005
Top Tradition	2,640	$12.157413	$32,094	1.10%	–3.67%	0.00%
2004
Top Tradition	2,641	$12.620548	$33,325	1.10%	0.82%	0.00%
Third Quarter Subaccount
2006
Top Tradition	971	$14.997044	$14,557	1.10%	26.57%	5.62%

(continued)

54

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2005
Top Tradition	971	$11.849075	$11,502	1.10%	–6.45%	0.00%
2004
Top Tradition	971	$12.665868	$12,299	1.10%	2.21%	0.00%
Fourth Quarter Subaccount
2008
Top Tradition	2,419	$10.149894	$24,560	1.10%	–35.71%	0.00%
2007
Top Tradition	2,420	$15.787942	$38,213	1.10%	2.43%	0.00%
2006
Top Tradition	2,421	$15.413865	$37,314	1.10%	26.03%	5.35%
2005
Top Tradition	2,421	$12.230451	$29,613	1.10%	–5.54%	0.00%
2004
Top Tradition	4,162	$12.947669	$53,885	1.10%	0.04%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2008
Top Tradition	4,042	$8.387956	$33,905	1.10%	–48.97%	0.00%
2007
Top Tradition	4,345	$16.438149	$71,424	1.10%	1.79%	0.00%
2006
Top Tradition	4,822	$16.149554	$77,866	1.10%	39.31%	5.33%
2005
Top Tradition	4,851	$11.592905	$56,242	1.10%	–3.26%	0.00%
2004
Top Tradition	4,853	$11.983597	$58,155	1.10%	9.48%	0.00%
Second Quarter Subaccount
2008
Top Tradition	2,652	$8.892749	$23,585	1.10%	–49.81%	0.00%
2007
Top Tradition	2,653	$17.717956	$47,005	1.10%	3.70%	0.00%
2006
Top Tradition	2,653	$17.085151	$45,334	1.10%	36.37%	5.13%
2005
Top Tradition	2,700	$12.528382	$33,823	1.10%	–4.15%	0.00%
2004
Top Tradition	2,701	$13.070210	$35,297	1.10%	9.75%	0.00%
Third Quarter Subaccount
2006
Top Plus	99	$12.873278	$1,276	0.90%	35.16%	0.66%
2005
Top Tradition	40	$9.421328	$380	1.10%	–20.06%	0.00%
2004
Top Tradition	40	$11.785236	$477	1.10%	6.69%	0.00%
Fourth Quarter Subaccount
2008
Top Tradition	2,291	$10.725913	$24,572	1.10%	–41.88%	0.00%

(continued)

55

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2007
Top Tradition	2,292	$18.455819	$42,293	1.10%	5.79%	0.00%
2006
Top Tradition	2,292	$17.444918	$39,983	1.10%	36.83%	4.77%
2005
Top Tradition	2,360	$12.749342	$30,083	1.10%	–13.45%	0.00%
Top Plus	3,282	$12.882396	$42,281	0.90%	–13.28%	0.00%

	5,642		$72,364

2004
Top Tradition	2,363	$14.730567	$34,802	1.10%	5.40%	0.00%
Top Plus	3,282	$14.854913	$48,755	0.90%	5.60%	0.00%

	5,645		$83,557

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2008
Top I	881	$5.538990	$4,882	1.10%	–40.38%	0.73%
Top Tradition	40,145	$5.538990	$222,358	1.10%	–40.38%	0.73%
Top Plus	6,080	$5.640607	$34,297	0.90%	–40.26%	0.66%

	47,106		$261,537

2007
Top I	1,038	$9.290215	$9,647	1.10%	13.83%	0.72%
Top Tradition	63,055	$9.290215	$585,792	1.10%	13.83%	0.71%
Top Plus	8,415	$9.441813	$79,452	0.90%	14.06%	0.67%

	72,508		$674,891

2006
Top I	1,150	$8.161292	$9,382	1.10%	10.17%	0.49%
Top Tradition	69,256	$8.161292	$565,222	1.10%	10.17%	0.49%
Top Plus	13,218	$8.277956	$109,419	0.90%	10.39%	0.45%

	83,624		$684,023

2005
Top I	1,201	$7.407944	$8,900	1.10%	3.16%	0.34%
Top Tradition	74,835	$7.407944	$554,372	1.10%	3.16%	0.33%
Top Plus	29,501	$7.498999	$221,228	0.90%	3.36%	0.33%

	105,537		$784,500

2004
Top I	1,366	$7.181339	$9,806	1.10%	3.38%	0.14%
Top Tradition	98,679	$7.181339	$708,644	1.10%	3.38%	0.15%
Top Plus	40,418	$7.255263	$293,251	0.90%	3.58%	0.13%

	140,463		$1,011,701

(continued)

56

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount
2008
Top I	219	$5.759298	$1,263	1.10%	–45.27%	1.22%
Top Tradition	21,328	$5.759298	$122,832	1.10%	–45.27%	1.11%
Top Plus	9,816	$5.864901	$57,572	0.90%	–45.16%	1.14%

	31,363		$181,667

2007
Top I	220	$10.522468	$2,311	1.10%	8.43%	0.65%
Top Tradition	42,556	$10.522468	$447,799	1.10%	8.43%	0.75%
Top Plus	13,331	$10.694060	$142,564	0.90%	8.64%	0.72%

	56,107		$592,674

2006
Top I	1,729	$9.704556	$16,773	1.10%	16.92%	1.79%
Top Tradition	43,115	$9.704556	$418,415	1.10%	16.92%	1.74%
Top Plus	14,467	$9.843191	$142,404	0.90%	17.15%	1.67%

	59,311		$577,592

2005
Top I	1,729	$8.300095	$14,352	1.10%	4.72%	1.41%
Top Tradition	52,441	$8.300095	$435,267	1.10%	4.72%	1.36%
Top Plus	21,383	$8.402063	$179,657	0.90%	4.92%	1.36%

	75,553		$629,276

2004
Top I	1,730	$7.926252	$13,713	1.10%	3.64%	0.96%
Top Tradition	72,089	$7.926252	$571,398	1.10%	3.64%	0.98%
Top Plus	32,135	$8.007801	$257,325	0.90%	3.84%	0.92%

	105,954		$842,436

Balanced Subaccount
2008
Top I	1,277	$11.984507	$15,309	1.10%	–16.76%	2.70%
Top Tradition	42,051	$11.984507	$503,958	1.10%	–16.76%	2.61%
Top Plus	13,276	$12.204184	$162,023	0.90%	–16.59%	2.58%

	56,604		$681,290

2007
Top I	1,274	$14.397113	$18,340	1.10%	9.33%	0.97%
Top Tradition	46,631	$14.397113	$671,363	1.10%	9.33%	2.48%
Top Plus	16,158	$14.631886	$236,416	0.90%	9.54%	2.64%

	64,063		$926,119

2006
Top I	7,474	$13.168911	$98,418	1.10%	9.52%	2.18%
Top Tradition	57,926	$13.168911	$762,829	1.10%	9.52%	2.10%
Top Plus	12,163	$13.357027	$162,460	0.90%	9.73%	2.00%

	77,563		$1,023,707

(continued)

57

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2005
Top I	7,472	$12.024522	$89,843	1.10%	6.78%	2.31%
Top Tradition	64,570	$12.024522	$776,426	1.10%	6.78%	2.12%
Top Plus	18,075	$12.172221	$220,018	0.90%	6.99%	2.10%

	90,117		$1,086,287

2004
Top I	8,062	$11.261194	$90,788	1.10%	7.34%	2.33%
Top Tradition	95,185	$11.261194	$1,071,901	1.10%	7.34%	2.20%
Top Plus	37,125	$11.377016	$422,367	0.90%	7.56%	2.12%

	140,372		$1,585,056

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008
Top I	213	$9.513097	$2,022	1.10%	–40.75%	1.87%
Top Tradition	3,024	$9.513097	$28,776	1.10%	–40.75%	1.97%
Top Plus	2,985	$9.687498	$28,913	0.90%	–40.63%	1.84%

	6,222		$59,711

2007
Top I	287	$16.056547	$4,601	1.10%	5.46%	0.60%
Top Tradition	7,516	$16.056547	$120,688	1.10%	5.46%	0.55%
Top Plus	3,326	$16.318356	$54,281	0.90%	5.67%	0.52%

	11,129		$179,570

2006
Top I	335	$15.224915	$5,111	1.10%	11.00%	0.00%
Top Tradition	10,198	$15.224915	$155,265	1.10%	11.00%	0.00%
Top Plus	7,899	$15.442373	$121,972	0.90%	11.22%	0.00%

	18,432		$282,348

2005
Top I	1,109	$13.716021	$15,218	1.10%	6.71%	0.00%
Top Tradition	11,333	$13.716021	$155,441	1.10%	6.71%	0.00%
Top Plus	8,451	$13.884465	$117,340	0.90%	6.92%	0.00%

	20,893		$287,999

2004
Top I	1,110	$12.853057	$14,266	1.10%	16.93%	0.00%
Top Tradition	13,297	$12.853057	$170,910	1.10%	16.93%	0.00%
Top Plus	10,613	$12.985241	$137,812	0.90%	17.16%	0.00%

	25,020		$322,988

Small/Mid Cap Value Subaccount
2008
Top Tradition	1,499	$9.642315	$14,452	1.10%	–45.16%	0.00%
Top Plus	12,651	$9.819143	$124,224	0.90%	–45.05%	0.00%

	14,150		$138,676

(continued)

58

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2007
Top Tradition	1,990	$17.581190	$34,982	1.10%	–1.80%	0.02%
Top Plus	12,651	$17.867960	$226,051	0.90%	–1.61%	0.02%

	14,641		$261,033

2006
Top Tradition	3,346	$17.904314	$59,900	1.10%	14.47%	0.00%
Top Plus	12,651	$18.160118	$229,747	0.90%	14.69%	0.00%

	15,997		$289,647

2005
Top Tradition	3,404	$15.641554	$53,243	1.10%	15.24%	0.38%
Top Plus	12,651	$15.833700	$200,315	0.90%	15.47%	0.36%

	16,055		$253,558

2004
Top Tradition	3,814	$13.573321	$51,766	1.10%	15.49%	0.00%
Top Plus	12,462	$13.712955	$170,888	0.90%	15.72%	0.00%

	16,276		$222,654

Discovery Subaccount
2008
Top Tradition	5,983	$5.894067	$35,263	1.10%	–44.97%	0.00%
Top Plus	3,770	$6.002233	$22,629	0.90%	–44.86%	0.00%

	9,753		$57,892

2007
Top Tradition	10,056	$10.709749	$107,705	1.10%	20.99%	0.00%
Top Plus	4,105	$10.884577	$44,678	0.90%	21.23%	0.00%

	14,161		$152,383

2006
Top Tradition	18,382	$8.852076	$162,718	1.10%	13.40%	0.00%
Top Plus	8,437	$8.978672	$75,751	0.90%	13.62%	0.00%

	26,819		$238,469

2005
Top Tradition	27,204	$7.806074	$212,355	1.10%	14.91%	0.00%	4/8/05
Top Plus	14,587	$7.902076	$115,272	0.90%	15.08%	0.00%	4/8/05

	41,791		$327,627

Strong Variable Annuity Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004
Top Tradition	28,761	$7.200348	$207,092	1.10%	17.86%	0.00%
Top Plus	21,360	$7.274512	$155,378	0.90%	18.09%	0.00%

	50,121		$362,470

(continued)

59

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2008
Top Tradition	7,717	$20.216808	$156,015	1.10%	–38.57%	3.54%
Top Plus	4,121	$20.587464	$84,847	0.90%	–38.45%	3.39%

	11,838		$240,862

2007
Top Tradition	11,082	$32.912740	$364,748	1.10%	–17.98%	1.23%
Top Plus	5,403	$33.449263	$180,726	0.90%	–17.81%	0.90%

	16,485		$545,474

2006
Top Tradition	19,060	$40.127029	$764,798	1.10%	36.55%	1.08%
Top Plus	9,492	$40.699934	$386,342	0.90%	36.82%	1.06%

	28,552		$1,151,140

2005
Top Tradition	17,085	$29.386693	$502,074	1.10%	15.78%	1.00%
Top Plus	5,978	$29.747497	$177,832	0.90%	16.01%	1.31%

	23,063		$679,906

2004
Top Tradition	13,368	$25.381114	$339,294	1.10%	34.91%	1.48%
Top Plus	3,334	$25.642046	$85,479	0.90%	35.18%	1.41%

	16,702		$424,773

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008
Top Tradition	9,562	$9.123114	$87,229	1.10%	–35.24%	0.89%
Top Plus	11,085	$9.290355	$102,986	0.90%	–35.11%	1.84%

	20,647		$190,215

2007
Top Tradition	23,927	$14.087007	$337,058	1.10%	0.38%	1.64%
Top Plus	14,581	$14.316704	$208,756	0.90%	0.58%	1.77%

	38,508		$545,814

2006
Top Tradition	26,681	$14.033192	$374,423	1.10%	21.30%	2.53%
Top Plus	11,846	$14.233629	$168,611	0.90%	21.54%	1.91%

	38,527		$543,034

2005
Top Tradition	17,544	$11.568970	$202,963	1.10%	2.80%	1.63%
Top Plus	7,085	$11.711069	$82,974	0.90%	3.00%	1.50%

	24,629		$285,937

2004
Top Tradition	19,285	$11.253743	$217,026	1.10%	17.50%	1.30%
Top Plus	7,620	$11.369495	$86,635	0.90%	17.74%	2.04%

	26,905		$303,661

(continued)

60

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Structured U.S. Equity Subaccount
2008
Top Tradition	2,213	$6.824445	$15,098	1.10%	–37.69%	0.91%
Top Plus	664	$6.949578	$4,617	0.90%	–37.56%	0.66%

	2,877		$19,715

2007
Top Tradition	5,081	$10.952152	$55,644	1.10%	–2.70%	0.96%
Top Plus	2,436	$11.130762	$27,115	0.90%	–2.51%	0.92%

	7,517		$82,759

2006
Top Tradition	6,279	$11.256540	$70,678	1.10%	11.67%	1.10%
Top Plus	3,004	$11.417334	$34,296	0.90%	11.89%	0.97%

	9,283		$104,974

2005
Top Tradition	5,700	$10.080590	$57,459	1.10%	5.36%	0.74%
Top Plus	5,190	$10.204411	$52,964	0.90%	5.56%	0.81%

	10,890		$110,423

2004
Top Tradition	6,673	$9.568193	$63,850	1.10%	13.69%	1.15%
Top Plus	5,231	$9.666608	$50,568	0.90%	13.91%	1.10%

	11,904		$114,418

Capital Growth Subaccount
2008
Top Tradition	785	$5.837700	$4,580	1.10%	–42.39%	0.11%
2007
Top Tradition	805	$10.133575	$8,161	1.10%	8.93%	0.16%
Top Plus	1,027	$10.298874	$10,573	0.90%	9.14%	0.18%

	1,832		$18,734

2006
Top Tradition	1,984	$9.303136	$18,458	1.10%	7.38%	0.13%
Top Plus	1,156	$9.436066	$10,906	0.90%	7.59%	0.13%

	3,140		$29,364

2005
Top Tradition	1,884	$8.663631	$16,322	1.10%	1.82%	0.12%
Top Plus	1,192	$8.770072	$10,450	0.90%	2.03%	0.16%

	3,076		$26,772

2004
Top Tradition	2,736	$8.508390	$23,280	1.10%	7.90%	0.70%
Top Plus	1,192	$8.595928	$10,242	0.90%	8.11%	0.73%

	3,928		$33,522

(continued)

61

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008
Top I	141	$19.041976	$2,690	1.10%	–49.28%	0.73%
Top Tradition	10,242	$19.041976	$195,008	1.10%	–49.28%	1.39%
Top Plus	7,854	$19.391114	$152,305	0.90%	–49.18%	1.48%

	18,237		$350,003

2007
Top I	510	$37.545785	$19,153	1.10%	31.85%	1.22%
Top Tradition	19,411	$37.545785	$728,793	1.10%	31.85%	1.27%
Top Plus	13,448	$38.158022	$513,168	0.90%	32.11%	1.19%

	33,369		$1,261,114

2006
Top I	441	$28.476888	$12,586	1.10%	28.54%	0.79%
Top Tradition	16,254	$28.476888	$462,851	1.10%	28.54%	0.46%
Top Plus	13,837	$28.883706	$399,658	0.90%	28.79%	0.41%

	30,532		$875,095

2005
Top Tradition	18,878	$22.154733	$418,231	1.10%	39.25%	0.31%
Top Plus	19,296	$22.426883	$432,752	0.90%	39.52%	0.35%

	38,174		$850,983

2004
Top Tradition	11,218	$15.910050	$178,472	1.10%	29.16%	0.65%
Top Plus	8,687	$16.073745	$139,638	0.90%	29.42%	0.66%

	19,905		$318,110

U.S. Small Cap Equity Subaccount
2008
Top Tradition	10,067	$12.663600	$127,485	1.10%	–37.17%	0.00%
Top Plus	5,388	$12.895786	$69,487	0.90%	–37.04%	0.00%

	15,455		$196,972

2007
Top I	174	$20.154740	$3,508	1.10%	–8.21%	0.00%
Top Tradition	13,073	$20.154740	$263,472	1.10%	–8.21%	0.00%
Top Plus	9,566	$20.483410	$195,951	0.90%	–8.03%	0.00%

	22,813		$462,931

2006
Top I	175	$21.958579	$3,836	1.10%	14.81%	0.00%
Top Tradition	15,976	$21.958579	$350,812	1.10%	14.81%	0.00%
Top Plus	9,897	$22.272208	$220,436	0.90%	15.04%	0.00%

	26,048		$575,084

2005
Top I	902	$19.126277	$17,246	1.10%	2.87%	0.00%
Top Tradition	22,395	$19.126277	$428,333	1.10%	2.87%	0.00%
Top Plus	13,880	$19.361165	$268,736	0.90%	3.07%	0.00%

	37,177		$714,315

(continued)

62

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Lazard Retirement Series, Inc.: (continued)
U.S. Small Cap Equity Subaccount (continued)
2004
Top I	903	$18.593323	$16,782	1.10%	13.63%	0.00%
Top Tradition	31,313	$18.593323	$582,218	1.10%	13.63%	0.00%
Top Plus	16,014	$18.784536	$300,821	0.90%	13.86%	0.00%

	48,230		$899,821

International Equity Subaccount
2008
Top Tradition	373	$8.628466	$3,217	1.10%	–37.70%	1.41%
Top Plus	461	$8.682752	$4,004	0.90%	–37.58%	0.33%

	834		$7,221

2007
Top Tradition	317	$13.850956	$4,396	1.10%	9.57%	3.19%
Top Plus	3,263	$13.910386	$45,387	0.90%	9.79%	2.25%

	3,580		$49,783

2006
Top Tradition	1,112	$12.640844	$14,057	1.10%	21.20%	1.26%
Top Plus	1,537	$12.669820	$19,475	0.90%	21.44%	0.73%

	2,649		$33,532

2005
Top Tradition	656	$10.429757	$6,843	1.10%	4.30%	0.00%	11/2/05

Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2007
Top Tradition	1,931	$2.577072	$4,978	1.10%	31.88%	0.00%
Top Plus	399	$2.616619	$1,043	0.90%	32.14%	0.00%

	2,330		$6,021

2006
Top Tradition	4,728	$1.954167	$9,239	1.10%	3.57%	0.00%
Top Plus	1,722	$1.980207	$3,410	0.90%	3.77%	0.00%

	6,450		$12,649

2005
Top Tradition	5,999	$1.886830	$11,319	1.10%	8.72%	0.00%
Top Plus	1,811	$1.908197	$3,456	0.90%	8.94%	0.00%

	7,810		$14,775

2004
Top Tradition	11,324	$1.735475	$19,652	1.10%	5.26%	0.00%
Top Plus	16,674	$1.751658	$29,207	0.90%	5.47%	0.00%

	27,998		$48,859

(continued)

63

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008
Top Tradition	53,294	$14.143534	$753,765	1.10%	–40.27%	0.23%
Top Plus	16,244	$14.388551	$233,732	0.90%	–40.15%	0.24%

	69,538		$987,497

2007
Top Tradition	76,363	$23.677772	$1,808,119	1.10%	14.08%	0.50%
Top Plus	22,799	$24.040022	$548,084	0.90%	14.30%	0.44%

	99,162		$2,356,203

2006
Top Tradition	86,619	$20.756062	$1,797,865	1.10%	11.18%	0.17%
Top Plus	22,685	$21.031676	$477,099	0.90%	11.40%	0.20%

	109,304		$2,274,964

2005
Top Tradition	82,170	$18.668363	$1,533,983	1.10%	16.74%	0.00%
Top Plus	35,686	$18.878915	$673,706	0.90%	16.97%	0.00%

	117,856		$2,207,689

2004
Top Tradition	81,286	$15.992023	$1,299,931	1.10%	23.30%	0.00%
Top Plus	31,931	$16.140487	$515,375	0.90%	23.54%	0.00%

	113,217		$1,815,306

VIP Contrafund Subaccount
2008
Top I	250	$8.642925	$2,157	1.10%	–43.32%	0.81%
Top Tradition	72,882	$8.642925	$629,917	1.10%	–43.32%	0.61%
Top Plus	53,200	$8.792713	$467,773	0.90%	–43.20%	0.71%

	126,332		$1,099,847

2007
Top I	250	$15.247903	$3,817	1.10%	16.02%	0.76%
Top Tradition	104,031	$15.247903	$1,586,242	1.10%	16.02%	0.73%
Top Plus	67,307	$15.481257	$1,042,003	0.90%	16.25%	0.76%

	171,588		$2,632,062

2006
Top I	251	$13.142530	$3,297	1.10%	10.22%	1.00%
Top Tradition	111,346	$13.142530	$1,463,373	1.10%	10.22%	1.01%
Top Plus	69,573	$13.317115	$926,507	0.90%	10.44%	0.99%

	181,170		$2,393,177

2005
Top I	251	$11.923636	$2,997	1.10%	15.38%	0.00%
Top Tradition	101,489	$11.923636	$1,210,118	1.10%	15.38%	0.11%
Top Plus	58,109	$12.058187	$700,691	0.90%	15.61%	0.11%

	159,849		$1,913,806

(continued)

64

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2004
Top Tradition	75,024	$10.334117	$775,305	1.10%	13.90%	0.18%
Top Plus	42,565	$10.430125	$443,960	0.90%	14.13%	0.19%

	117,589		$1,219,265

VIP Growth Subaccount
2008
Top I	298	$4.556287	$1,358	1.10%	–47.88%	0.61%
Top Tradition	19,345	$4.556287	$88,138	1.10%	–47.88%	0.59%
Top Plus	6,780	$4.635272	$31,429	0.90%	–47.78%	0.62%

	26,423		$120,925

2007
Top I	287	$8.742642	$2,508	1.10%	25.27%	0.37%
Top Tradition	18,647	$8.742642	$163,026	1.10%	25.27%	0.38%
Top Plus	6,567	$8.876477	$58,290	0.90%	25.52%	0.56%

	25,501		$223,824

2006
Top I	277	$6.978809	$1,935	1.10%	5.42%	0.32%
Top Tradition	18,838	$6.978809	$131,467	1.10%	5.42%	0.18%
Top Plus	12,624	$7.071552	$89,268	0.90%	5.62%	0.21%

	31,739		$222,670

2005
Top I	1,174	$6.620268	$7,773	1.10%	4.36%	0.27%
Top Tradition	19,908	$6.620268	$131,796	1.10%	4.36%	0.31%
Top Plus	22,808	$6.694999	$152,699	0.90%	4.56%	0.32%

	43,890		$292,268

2004
Top I	1,181	$6.343833	$7,489	1.10%	2.00%	0.13%
Top Tradition	25,197	$6.343833	$159,844	1.10%	2.00%	0.14%
Top Plus	33,651	$6.402777	$215,462	0.90%	2.20%	0.14%

	60,029		$382,795

VIP Equity-Income Subaccount
2008
Top Tradition	4,227	$6.958029	$29,418	1.10%	–43.44%	0.80%
Top Plus	7,388	$8.702160	$64,288	0.90%	–43.32%	2.40%

	11,615		$93,706

2007
Top I	960	$12.301477	$11,804	1.10%	0.16%	5.23%
Top Tradition	12,383	$12.301477	$152,334	1.10%	0.16%	1.05%
Top Plus	8,886	$15.354360	$136,444	0.90%	0.36%	1.56%

	22,229		$300,582

(continued)

65

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
Top Tradition	17,778	$12.281283	$218,334	1.10%	18.63%	5.06%
Top Plus	7,110	$15.298642	$108,770	0.90%	18.86%	3.66%

	24,888		$327,104

2005
Top Plus	9,581	$12.870922	$123,321	0.90%	4.63%	1.44%
2004
Top Plus	9,686	$12.301227	$119,146	0.90%	10.24%	0.74%

VIP Real Estate Subaccount
2008
Top Plus	1,080	$5.302295	$5,728	0.90%	–46.98%	0.60%	5/1/08

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008
Top Tradition	4,335	$4.459908	$19,331	1.10%	–40.53%	0.59%
Top Plus	1,780	$4.537226	$8,078	0.90%	–40.41%	0.59%

	6,115		$27,409

2007
Top Tradition	5,090	$7.498836	$38,168	1.10%	13.54%	0.58%
Top Plus	1,905	$7.613665	$14,504	0.90%	13.77%	0.45%

	6,995		$52,672

2006
Top Tradition	4,951	$6.604523	$32,700	1.10%	9.93%	0.29%
Top Plus	4,443	$6.692308	$29,735	0.90%	10.14%	0.26%

	9,394		$62,435

2005
Top Tradition	4,413	$6.008117	$26,513	1.10%	2.88%	0.13%
Top Plus	7,055	$6.075961	$42,868	0.90%	3.09%	0.13%

	11,468		$69,381

2004
Top Tradition	4,244	$5.839672	$24,784	1.10%	3.06%	0.00%
Top Plus	7,857	$5.893969	$46,308	0.90%	3.27%	0.00%

	12,101		$71,092

Worldwide Growth Subaccount
2008
Top Tradition	8,435	$4.091642	$34,513	1.10%	–45.41%	1.02%
Top Plus	4,015	$4.162571	$16,713	0.90%	–45.30%	1.00%

	12,450		$51,226

2007
Top Tradition	11,633	$7.495319	$87,198	1.10%	8.17%	0.56%
Top Plus	4,403	$7.610074	$33,504	0.90%	8.38%	0.52%

	16,036		$120,702

(continued)

66

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2006
Top Tradition	12,237	$6.929407	$84,798	1.10%	16.66%	1.65%
Top Plus	6,717	$7.021490	$47,161	0.90%	16.89%	1.65%

	18,954		$131,959

2005
Top Tradition	9,094	$5.940015	$54,017	1.10%	4.42%	1.22%
Top Plus	7,147	$6.007072	$42,936	0.90%	4.63%	1.25%

	16,241		$96,953

2004
Top Tradition	11,016	$5.688478	$62,664	1.10%	3.39%	0.88%
Top Plus	7,148	$5.741345	$41,038	0.90%	3.59%	0.84%

	18,164		$103,702

Balanced Subaccount
2008
Top Tradition	20,202	$10.731157	$216,798	1.10%	–16.98%	2.40%
Top Plus	13,676	$10.917092	$149,299	0.90%	–16.81%	2.28%

	33,878		$366,097

2007
Top Tradition	13,664	$12.925414	$176,620	1.10%	9.08%	2.30%
Top Plus	19,589	$13.123249	$257,065	0.90%	9.30%	2.29%

	33,253		$433,685

2006
Top Tradition	13,644	$11.849393	$161,674	1.10%	9.22%	1.97%
Top Plus	20,986	$12.006817	$251,980	0.90%	9.43%	1.98%

	34,630		$413,654

2005
Top Tradition	13,219	$10.849455	$143,417	1.10%	6.49%	2.12%
Top Plus	20,802	$10.971891	$228,243	0.90%	6.70%	2.14%

	34,021		$371,660

2004
Top Tradition	14,579	$10.188011	$148,527	1.10%	7.11%	1.96%
Top Plus	20,278	$10.282656	$208,514	0.90%	7.32%	2.21%

	34,857		$357,041

International Growth Subaccount
2008
Top Tradition	9,553	$18.069945	$172,628	1.10%	–52.75%	1.16%
Top Plus	7,491	$18.274134	$136,884	0.90%	–52.66%	1.34%

	17,044		$309,512

2007
Top Tradition	18,571	$38.244328	$710,263	1.10%	26.62%	0.44%
Top Plus	9,503	$38.599410	$366,793	0.90%	26.87%	0.43%

	28,074		$1,077,056

(continued)

67

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2006
Top Tradition	15,815	$30.204391	$477,662	1.10%	45.04%	1.92%
Top Plus	11,373	$30.424189	$346,025	0.90%	45.33%	2.12%

	27,188		$823,687

2005
Top Tradition	4,364	$20.825080	$90,884	1.10%	30.51%	0.93%
Top Plus	4,879	$20.935255	$102,146	0.90%	30.77%	1.32%

	9,243		$193,030

2004
Top Tradition	859	$15.956850	$13,710	1.10%	17.39%	0.75%
Top Plus	1,455	$16.009646	$23,294	0.90%	17.63%	1.23%

	2,314		$37,004

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008
Top Tradition	930	$7.586099	$7,059	1.10%	–40.18%	0.00%
Top Plus	350	$7.694636	$2,690	0.90%	–40.06%	0.00%

	1,280		$9,749

2007
Top Tradition	1,100	$12.681684	$13,946	1.10%	1.13%	0.00%
Top Plus	159	$12.837514	$2,046	0.90%	1.33%	0.00%

	1,259		$15,992

2006
Top Tradition	1,095	$12.539731	$13,729	1.10%	11.70%	0.00%
Top Plus	159	$12.668542	$2,019	0.90%	11.93%	0.00%

	1,254		$15,748

2005
Top Tradition	1,289	$11.225808	$14,468	1.10%	3.89%	0.00%
Top Plus	518	$11.318722	$5,866	0.90%	4.10%	0.00%

	1,807		$20,334

2004
Top Tradition	1,179	$10.805330	$12,735	1.10%	5.05%	0.00%
Top Plus	1,092	$10.873273	$11,875	0.90%	5.26%	0.00%

	2,271		$24,610

Investors Growth Stock Subaccount
2008
Top Tradition	150	$7.499617	$1,125	1.10%	–37.67%	0.29%
2007
Top Tradition	151	$12.031833	$1,815	1.10%	9.81%	0.13%
2006
Top Tradition	297	$10.956952	$3,251	1.10%	6.14%	0.00%
2005
Top Tradition	298	$10.323124	$3,072	1.10%	3.10%	0.17%

(continued)

68

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2004
Top Tradition	592	$10.013159	$5,927	1.10%	7.80%	0.00%
Mid Cap Growth Subaccount
2008
Top Tradition	1,413	$5.069714	$7,159	1.10%	–52.12%	0.00%
Top Plus	1,682	$5.142267	$8,651	0.90%	–52.03%	0.00%

	3,095		$15,810

2007
Top Tradition	1,458	$10.589068	$15,442	1.10%	8.31%	0.00%
Top Plus	671	$10.719214	$7,188	0.90%	8.53%	0.00%

	2,129		$22,630

2006
Top Tradition	3,860	$9.776518	$37,742	1.10%	1.19%	0.00%
Top Plus	671	$9.876987	$6,623	0.90%	1.39%	0.00%

	4,531		$44,365

2005
Top Tradition	1,498	$9.661860	$14,474	1.10%	1.74%	0.00%
Top Plus	2,037	$9.741876	$19,841	0.90%	1.94%	0.00%

	3,535		$34,315

2004
Top Tradition	1,319	$9.496516	$12,522	1.10%	13.13%	0.00%
Top Plus	2,257	$9.556262	$21,569	0.90%	13.36%	0.00%

	3,576		$34,091

Total Return Subaccount
2008
Top Tradition	9,666	$10.709937	$103,524	1.10%	–23.17%	3.23%
Top Plus	17,873	$10.863126	$194,152	0.90%	–23.02%	2.86%

	27,539		$297,676

2007
Top I	524	$11.538718	$6,046	1.10%	2.80%	0.00%
Top Tradition	17,434	$13.939668	$243,023	1.10%	2.80%	2.42%
Top Plus	33,813	$14.110952	$477,132	0.90%	3.00%	2.34%

	51,771		$726,201

2006
Top Tradition	20,058	$13.560219	$271,986	1.10%	10.41%	2.22%
Top Plus	34,216	$13.699522	$468,748	0.90%	10.63%	2.38%

	54,274		$740,734

2005
Top Tradition	30,772	$12.281462	$377,929	1.10%	1.48%	1.95%
Top Plus	57,030	$12.383129	$706,204	0.90%	1.69%	1.82%

	87,802		$1,084,133

(continued)

69

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2004
Top Tradition	37,343	$12.101817	$451,915	1.10%	9.82%	1.55%
Top Plus	54,474	$12.177912	$663,389	0.90%	10.03%	1.36%

	91,817		$1,115,304

J.P. Morgan Series Trust II:
Small Company Subaccount
2008
Top Tradition	77	$10.708240	$821	1.10%	–32.73%	0.19%
Top Plus	1,041	$10.861433	$11,308	0.90%	–32.59%	0.19%

	1,118		$12,129

2007
Top Tradition	3,324	$15.918076	$52,914	1.10%	–6.70%	0.01%
Top Plus	1,041	$16.113660	$16,776	0.90%	–6.52%	0.01%

	4,365		$69,690

2006
Top Tradition	8,173	$17.061467	$139,449	1.10%	13.76%	0.00%
Top Plus	1,430	$17.236701	$24,644	0.90%	13.98%	0.00%

	9,603		$164,093

2005
Top Tradition	6,963	$14.998025	$104,427	1.10%	2.29%	0.00%
Top Plus	2,240	$15.122149	$33,871	0.90%	2.50%	0.00%

	9,203		$138,298

2004
Top Tradition	8,376	$14.661716	$122,814	1.10%	25.78%	0.00%
Top Plus	2,278	$14.753893	$33,604	0.90%	26.03%	0.00%

	10,654		$156,418

Mid Cap Value Subaccount
2008
Top Tradition	7,198	$14.024564	$100,947	1.10%	–33.94%	1.18%
Top Plus	5,709	$14.225140	$81,213	0.90%	–33.81%	1.23%

	12,907		$182,160

2007
Top I	990	$12.135480	$12,012	1.10%	1.33%	0.00%
Top Tradition	14,894	$21.229255	$316,180	1.10%	1.33%	0.89%
Top Plus	9,653	$21.490012	$207,447	0.90%	1.53%	0.96%

	25,537		$535,639

2006
Top Tradition	14,258	$20.950091	$298,699	1.10%	15.57%	0.58%
Top Plus	9,336	$21.165211	$197,608	0.90%	15.80%	0.65%

	23,594		$496,307

(continued)

70

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2005
Top Tradition	15,320	$18.127282	$277,714	1.10%	8.03%	0.17%
Top Plus	10,963	$18.277281	$200,378	0.90%	8.24%	0.18%

	26,283		$478,092

2004
Top Tradition	12,116	$16.780309	$203,317	1.10%	19.74%	0.27%
Top Plus	7,812	$16.885789	$131,897	0.90%	19.98%	0.26%

	19,928		$335,214

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008
Top I	514	$10.102285	$5,190	1.10%	–8.05%	3.85%
Top Tradition	27,305	$12.537931	$342,352	1.10%	–8.05%	3.52%
Top Plus	9,468	$12.698430	$120,225	0.90%	–7.87%	3.52%

	37,287		$467,767

2007
Top Tradition	34,429	$13.635395	$469,451	1.10%	9.46%	4.67%
Top Plus	15,340	$13.782516	$211,428	0.90%	9.68%	4.69%

	49,769		$680,879

2006
Top Tradition	37,970	$12.457193	$473,007	1.10%	–0.38%	4.10%
Top Plus	17,526	$12.566552	$220,236	0.90%	–0.18%	4.34%

	55,496		$693,243

2005
Top Tradition	112,273	$12.504455	$1,403,910	1.10%	0.99%	2.81%
Top Plus	16,820	$12.589324	$211,759	0.90%	1.19%	2.83%

	129,093		$1,615,669

2004
Top Tradition	111,965	$12.381890	$1,386,337	1.10%	7.73%	0.99%
Top Plus	15,925	$12.441318	$198,128	0.90%	7.94%	0.93%

	127,890		$1,584,465

Total Return Subaccount
2008
Top Tradition	18,863	$13.054217	$246,245	1.10%	3.67%	4.42%
Top Plus	9,722	$13.221299	$128,536	0.90%	3.87%	4.59%

	28,585		$374,781

2007
Top Tradition	57,512	$12.592535	$724,226	1.10%	7.57%	4.78%
Top Plus	12,027	$12.728410	$153,081	0.90%	7.79%	4.93%

	69,539		$877,307

(continued)

71

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
Top Tradition	104,575	$11.706171	$1,224,176	1.10%	2.72%	4.40%
Top Plus	9,561	$11.808941	$112,904	0.90%	2.93%	4.55%

	114,136		$1,337,080

2005
Top Tradition	111,265	$11.395691	$1,267,938	1.10%	1.34%	3.47%
Top Plus	5,234	$11.473039	$60,054	0.90%	1.54%	3.53%

	116,499		$1,327,992

2004
Top Tradition	100,848	$11.244848	$1,134,025	1.10%	3.75%	1.88%
Top Plus	4,532	$11.298824	$51,199	0.90%	3.95%	1.91%

	105,380		$1,185,224

Global Bond Subaccount
2008
Top I	487	$11.013312	$5,360	1.10%	–1.92%	3.61%
Top Tradition	11,445	$13.476539	$154,240	1.10%	–1.92%	3.28%
Top Plus	1,611	$13.649026	$21,995	0.90%	–1.73%	3.28%

	13,543		$181,595

2007
Top Tradition	2,504	$13.740471	$34,414	1.10%	8.55%	3.22%
Top Plus	806	$13.888722	$11,188	0.90%	8.76%	3.35%

	3,310		$45,602

2006
Top Tradition	5,361	$12.658636	$67,875	1.10%	3.51%	3.35%
Top Plus	806	$12.769755	$10,286	0.90%	3.72%	3.18%

	6,167		$78,161

2005
Top Tradition	3,735	$12.228882	$45,679	1.10%	–7.64%	2.65%
Top Plus	984	$12.311876	$12,108	0.90%	–7.45%	2.41%

	4,719		$57,787

2004
Top Tradition	2,181	$13.239901	$28,877	1.10%	9.40%	1.86%
Top Plus	1,376	$13.303437	$18,307	0.90%	9.61%	1.78%

	3,557		$47,184

Calvert Variable Series, Inc.:
Social Equity Subaccount
2008
Top I	1,049	$5.642258	$5,916	1.10%	–36.50%	0.00%
Top Tradition	4,433	$5.516434	$24,454	1.10%	–36.50%	0.00%
Top Plus	1,351	$5.649135	$7,633	0.90%	–36.37%	0.00%

	6,833		$38,003

(continued)

72

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Calvert Variable Series, Inc.: (continued)
Social Equity Subaccount (continued)
2007
Top I	1,049	$8.884775	$9,319	1.10%	8.79%	0.00%
Top Tradition	4,506	$8.686641	$39,143	1.10%	8.79%	0.00%
Top Plus	2,436	$8.877902	$21,627	0.90%	9.00%	0.00%

	7,991		$70,089

2006
Top I	1,050	$8.167181	$8,570	1.10%	8.86%	0.00%
Top Tradition	4,789	$7.985040	$38,243	1.10%	8.86%	0.00%
Top Plus	3,182	$8.144605	$25,915	0.90%	9.08%	0.00%

	9,021		$72,728

2005
Top I	1,050	$7.502320	$7,874	1.10%	3.41%	0.06%
Top Tradition	4,949	$7.335001	$36,303	1.10%	3.41%	0.04%
Top Plus	3,866	$7.466812	$28,865	0.90%	3.61%	0.05%

	9,865		$73,042

2004
Top I	1,050	$7.254986	$7,617	1.10%	5.99%	0.08%
Top Tradition	7,820	$7.093183	$55,470	1.10%	5.99%	0.08%
Top Plus	5,147	$7.206401	$37,091	0.90%	6.20%	0.08%

	14,017		$100,178

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008
Top Tradition	1,429	$9.862719	$14,099	1.10%	–36.04%	2.70%
2007
Top Tradition	1,430	$15.420281	$22,052	1.10%	0.78%	2.09%
2006
Top Tradition	1,431	$15.300176	$21,889	1.10%	9.79%	2.40%
2005
Top Tradition	1,431	$13.935835	$19,947	1.10%	5.44%	1.17%
2004
Top Tradition	1,569	$13.216506	$20,741	1.10%	9.17%	0.00%

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2008
Top Tradition	4,627	$12.416768	$57,455	1.10%	–40.06%	0.00%
Top Plus	1,776	$12.557140	$22,300	0.90%	–39.94%	0.00%

	6,403		$79,755

2007
Top Tradition	4,656	$20.715979	$96,445	1.10%	8.91%	0.10%
Top Plus	1,536	$20.908461	$32,124	0.90%	9.13%	0.14%

	6,192		$128,569

(continued)

73

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2006
Top Tradition	4,707	$19.020474	$89,535	1.10%	12.38%	0.00%
Top Plus	761	$19.158989	$14,574	0.90%	12.60%	0.00%

	5,468		$104,109

2005
Top Tradition	2,739	$16.925595	$46,360	1.10%	19.94%	0.00%
Top Plus	3,447	$17.015200	$58,646	0.90%	20.18%	0.00%

	6,186		$105,006

2004
Top Tradition	120	$14.111196	$1,698	1.10%	14.12%	0.00%
Jennison Subaccount
2008
Top Tradition	118	$10.121332	$1,191	1.10%	–38.24%	0.07%
Top Plus	503	$10.235739	$5,149	0.90%	–38.11%	0.07%

	621		$6,340

2007
Top Tradition	372	$16.387638	$6,099	1.10%	10.33%	0.00%
Top Plus	503	$16.539895	$8,320	0.90%	10.55%	0.00%

	875		$14,419

2006
Top Tradition	673	$14.852684	$9,990	1.10%	0.27%	0.00%
Top Plus	503	$14.960835	$7,526	0.90%	0.46%	0.00%

	1,176		$17,516

2005
Top Tradition	549	$14.813275	$8,133	1.10%	12.79%	0.00%
Top Plus	2,037	$14.891678	$30,341	0.90%	13.01%	0.00%

	2,586		$38,474

2004
Top Tradition	353	$13.133861	$4,642	1.10%	8.03%	0.06%
Top Plus	735	$13.177341	$9,674	0.90%	8.24%	0.06%

	1,088		$14,316

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008
Top Tradition	466	$10.559522	$4,916	1.10%	–30.49%	1.97%
Top Plus	185	$10.678870	$1,975	0.90%	–30.35%	6.11%

	651		$6,891

2007
Top Tradition	950	$15.191304	$14,430	1.10%	5.68%	1.33%
Top Plus	185	$15.332459	$2,835	0.90%	5.89%	1.33%

	1,135		$17,265

(continued)

74

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2006
Top Tradition	950	$14.374427	$13,660	1.10%	14.95%	0.97%
Top Plus	185	$14.479107	$2,678	0.90%	15.17%	1.75%

	1,135		$16,338

2005
Top Tradition	511	$12.505328	$6,392	1.10%	2.99%	0.00%
Top Plus	1,430	$12.571534	$17,973	0.90%	3.19%	0.00%

	1,941		$24,365

2004
Top Tradition	560	$12.142541	$6,794	1.10%	3.65%	1.32%
Top Plus	827	$12.182745	$10,083	0.90%	3.86%	1.73%

	1,387		$16,877

Royce Capital Fund:
Small-Cap Subaccount
2008
Top Tradition	18,222	$14.788647	$269,476	1.10%	–27.98%	0.44%
Top Plus	10,164	$14.955801	$152,016	0.90%	–27.83%	0.61%

	28,386		$421,492

2007
Top Tradition	30,019	$20.532740	$616,377	1.10%	–3.21%	0.05%
Top Plus	12,057	$20.723514	$249,864	0.90%	–3.01%	0.05%

	42,076		$866,241

2006
Top Tradition	27,227	$21.213200	$577,583	1.10%	14.31%	0.06%
Top Plus	12,153	$21.367645	$259,678	0.90%	14.54%	0.07%

	39,380		$837,261

2005
Top Tradition	29,735	$18.557011	$551,801	1.10%	7.38%	0.00%
Top Plus	10,273	$18.655224	$191,640	0.90%	7.59%	0.00%

	40,008		$743,441

2004
Top Tradition	22,627	$17.281311	$391,020	1.10%	23.59%	0.00%
Top Plus	11,841	$17.338503	$205,310	0.90%	23.83%	0.00%

	34,468		$596,330

Micro-Cap Subaccount
2008
Top Tradition	8,860	$12.637562	$111,968	1.10%	–43.89%	1.85%
Top Plus	1,826	$12.780398	$23,332	0.90%	–43.78%	1.47%

	10,686		$135,300

2007
Top Tradition	13,701	$22.523045	$308,592	1.10%	2.84%	1.28%
Top Plus	4,005	$22.732284	$91,047	0.90%	3.05%	1.32%

	17,706		$399,639

(continued)

75

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2006
Top Tradition	15,712	$21.901040	$344,114	1.10%	19.76%	0.20%
Top Plus	5,850	$22.060499	$129,046	0.90%	19.99%	0.24%

	21,562		$473,160

2005
Top Tradition	13,830	$18.287958	$252,915	1.10%	10.40%	0.58%
Top Plus	2,295	$18.384755	$42,194	0.90%	10.62%	0.45%

	16,125		$295,109

2004
Top Tradition	11,849	$16.565345	$196,287	1.10%	12.60%	0.00%
Top Plus	3,685	$16.620168	$61,248	0.90%	12.83%	0.00%

	15,534		$257,535

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008
Top Tradition	434	$11.521327	$4,999	1.10%	–11.43%	4.63%
Top Plus	1,630	$11.651574	$18,987	0.90%	–11.26%	4.55%

	2,064		$23,986

2007
Top Tradition	451	$13.008548	$5,864	1.10%	4.07%	3.53%
Top Plus	1,744	$13.129493	$22,898	0.90%	4.27%	5.12%

	2,195		$28,762

2006
Top Tradition	713	$12.500151	$8,909	1.10%	2.44%	2.62%
Top Plus	378	$12.591267	$4,764	0.90%	2.64%	3.59%

	1,091		$13,673

2005
Top Tradition	1,956	$12.202776	$23,868	1.10%	2.81%	3.18%
Top Plus	1,005	$12.267443	$12,326	0.90%	3.01%	3.43%

	2,961		$36,194

2004
Top Tradition	281	$11.869727	$3,337	1.10%	2.94%	3.75%
Top Plus	183	$11.909070	$2,183	0.90%	3.14%	0.00%

	464		$5,520

U.S. Real Estate Subaccount
2008
Top Tradition	1,283	$13.583680	$17,421	1.10%	–38.73%	2.72%
Top Plus	253	$13.737265	$3,482	0.90%	–38.61%	2.72%

	1,536		$20,903

2007
Top Tradition	1,284	$22.171078	$28,451	1.10%	–18.18%	0.91%
Top Plus	253	$22.377021	$5,672	0.90%	–18.01%	1.37%

	1,537		$34,123

(continued)

76

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2006
Top Tradition	1,284	$27.096769	$34,785	1.10%	36.17%	0.96%
Top Plus	1,242	$27.294010	$33,912	0.90%	36.44%	0.46%

	2,526		$68,697

2005
Top Tradition	1,251	$19.898546	$24,892	1.10%	15.48%	1.16%
Top Plus	253	$20.003877	$5,071	0.90%	15.71%	1.60%

	1,504		$29,963

2004
Top Tradition	1,168	$17.230535	$20,122	1.10%	34.59%	0.17%
Top Plus	1,658	$17.287564	$28,672	0.90%	34.85%	0.00%

	2,826		$48,794

International Growth Equity Subaccount
2008
Top Tradition	1,355	$6.206829	$8,411	1.10%	–49.09%	0.00%
Top Plus	1,077	$6.239811	$6,722	0.90%	–48.98%	0.01%

	2,432		$15,133

2007
Top Tradition	931	$12.190758	$11,342	1.10%	13.01%	0.35%
Top Plus	1,200	$12.231130	$14,681	0.90%	13.24%	0.33%

	2,131		$26,023

Capital Growth Subaccount
2008
Top Plus	184	$6.214598	$1,141	0.90%	–49.80%	0.00%
2007
Top Plus	184	$12.379885	$2,273	0.90%	20.57%	0.00%

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2008
Top Tradition	17,432	$8.402010	$146,465	1.10%	–30.42%	5.59%
Top Plus	21,993	$8.454845	$185,945	0.90%	–30.29%	6.92%

	39,425		$332,410

2007
Top I	1,157	$12.076079	$13,967	1.10%	2.62%	0.00%
Top Tradition	16,446	$12.076079	$198,608	1.10%	2.62%	3.61%
Top Plus	31,950	$12.127884	$387,490	0.90%	2.83%	3.37%

	49,553		$600,065

(continued)

77

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Income Securities Subaccount (continued)
2006
Top Tradition	15,447	$11.767580	$181,781	1.10%	16.96%	3.39%
Top Plus	17,916	$11.794551	$211,309	0.90%	17.19%	2.32%

	33,363		$393,090

2005
Top Plus	199	$10.064603	$2,005	0.90%	0.65%	0.00%	11/2/05

Franklin Flex Cap Growth Securities Subaccount
2008
Top Plus	4,485	$7.866078	$35,282	0.90%	–35.89%	0.00%
2007
Top Plus	513	$12.270038	$6,296	0.90%	13.30%	0.13%

Templeton Foreign Securities Subaccount
2008
Top Tradition	7,100	$8.442978	$59,947	1.10%	–41.03%	2.38%
Top Plus	5,927	$8.496104	$50,357	0.90%	–40.91%	2.45%

	13,027		$110,304

2007
Top Tradition	7,295	$14.317313	$104,447	1.10%	14.19%	1.70%
Top Plus	7,232	$14.378750	$103,988	0.90%	14.42%	1.98%

	14,527		$208,435

2006
Top Tradition	4,633	$12.537704	$58,078	1.10%	20.13%	0.40%
Top Plus	5,378	$12.566452	$67,588	0.90%	20.36%	1.23%

	10,011		$125,666

Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006
Top Plus	312	$11.942083	$3,724	0.90%	17.06%	5.97%

Total Return Subaccount
2006
Top Plus	976	$11.413115	$11,136	0.90%	11.56%	2.26%

Fundamental Value Subaccount
2007
Top Plus	312	$11.978341	$3,735	0.90%	–4.62%	1.81%	4/27/07

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008
Top Tradition	806	$5.555131	$4,475	1.10%	–46.54%	0.61%
Top Plus	78	$5.584656	$436	0.90%	–46.43%	0.93%

	884		$4,911

(continued)

78

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2007
Top Tradition	747	$10.390868	$7,763	1.10%	1.93%	0.28%
Top Plus	93	$10.425294	$971	0.90%	2.13%	0.38%

	840		$8,734

2006
Top Plus	97	$10.207931	$986	0.90%	2.08%	0.00%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$167,840	$(3,026,710)
Money Market Subaccount	5,443,211	(5,204,164)
Bond Subaccount	111,871	(633,304)
Omni Subaccount	210,242	(1,021,535)
International Subaccount	377,591	(1,065,991)
Capital Appreciation Subaccount	114,118	(1,996,239)
Millennium Subaccount	521,632	(891,272)
International Small-Mid Company Subaccount	150,225	(857,724)
Aggressive Growth Subaccount	78,049	(325,721)
Small Cap Growth Subaccount	7,076	(352,088)
Mid Cap Opportunity Subaccount	11,979	(1,036,143)
S&P 500 Index Subaccount	167,470	(1,310,636)
Strategic Value Subaccount	4,270	(87,889)
High Income Bond Subaccount	31,836	(274,762)
Capital Growth Subaccount	35,496	(214,269)

(continued)

79

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount	$0	$(5,706)
Bristol Subaccount	12,773	(13,399)
Bryton Growth Subaccount	27,493	(27,241)
Balanced Subaccount	16,019	(18,194)
Target Equity/Income Subaccount	161	(146,796)
Dow Target 10 Portfolios:
First Quarter Subaccount	0	(4,278)
Second Quarter Subaccount	0	(370)
Fourth Quarter Subaccount	0	(361)
Dow Target 5 Portfolios:
First Quarter Subaccount	0	(4,854)
Second Quarter Subaccount	0	(401)
Fourth Quarter Subaccount	0	(399)
Janus Aspen Series – Institutional Shares:
Large Cap Growth Subaccount	107,265	(328,866)
Worldwide Growth Subaccount	7,418	(242,780)
Balanced Subaccount	252,314	(277,124)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	35,786	(49,492)
Small/Mid Cap Value Subaccount	47,015	(8,964)
Discovery Subaccount	0	(41,561)
Van Kampen Universal Institutional Funds – Class I:
U.S. Real Estate Subaccount	248,650	(163,221)
Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	34,051	(209,287)
Structured U.S. Equity Subaccount	685	(39,357)
Capital Growth Subaccount	6,946	(14,118)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	471,996	(804,918)
U.S. Small Cap Equity Subaccount	13,995	(154,729)
International Equity Subaccount	814	(28,915)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(4,539)

(continued)

80

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	$371,178	$(644,243)
VIP Contrafund Subaccount	269,294	(703,167)
VIP Growth Subaccount	31,518	(27,682)
VIP Equity-Income Subaccount	59,515	(145,669)
VIP Real Estate Subaccount	7,446	(10)
Janus Aspen Series – Service Shares:
Large Cap Growth Subaccount	1,043	(6,158)
Worldwide Growth Subaccount	3,803	(29,166)
Balanced Subaccount	156,710	(112,710)
International Growth Subaccount	538,427	(669,485)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	33,136	(26,794)
Investors Growth Stock Subaccount	78	(22)
Mid Cap Growth Subaccount	37,178	(26,621)
Total Return Subaccount	64,255	(323,406)
J.P. Morgan Series Trust II:
Small Company Subaccount	56,508	(84,715)
Mid Cap Value Subaccount	125,245	(293,826)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	369,452	(517,025)
Total Return Subaccount	217,622	(702,027)
Global Bond Subaccount	311,463	(155,790)
Calvert Variable Series, Inc.:
Social Equity Subaccount	387	(7,670)
UBS Series Trust – Class I:
U.S. Allocation Subaccount	515	(218)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	69,205	(53,421)
Jennison Subaccount	209	(3,201)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	14,005	(18,575)
Royce Capital Fund:
Small-Cap Subaccount	211,904	(434,547)
Micro-Cap Subaccount	55,813	(136,269)

(continued)

81

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Van Kampen Universal Institutional Funds – Class II:
Core Plus Fixed Income Subaccount	$1,160	$(1,962)
U.S. Real Estate Subaccount	12,678	(342)
International Growth Equity Subaccount	146,193	(119,412)
Capital Growth Subaccount	0	(16)
Franklin Templeton Variable Insurance Products Trust – Class 2:
Franklin Income Securities Subaccount	276,720	(318,097)
Franklin Flex Cap Growth Securities Subaccount	58,152	(24,918)
Templeton Foreign Securities Subaccount	57,126	(51,881)
Legg Mason Partners Variable Equity Trust:
Fundamental Value Subaccount	1,304	(3,752)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	28,401	(25,642)

Totals	$12,303,930	$(26,556,756)

82

Ohio National Variable Account B

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

83

Ohio National Variable Account B
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
(a)  The following financial statements of the Registrant are included in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 18, 2009
Statements of Assets and Contract Owners’ Equity, December 31, 2008
Statements of Operations for the Period Ended December 31, 2008
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2008 and 2007
Notes to Financial Statements, December 31, 2008
The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 29, 2009
Consolidated Balance Sheets, December 31, 2008 and 2007
Consolidated Statements of Income for the Years Ended December 31, 2008, 2007 and 2006
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2008, 2007 and 2006
Consolidated Statements of Cash Flows for the Years Ended December 31, 2008, 2007 and 2006
Notes to Consolidated Financial Statements, December 31, 2008, 2007 and 2006
Financial Statement Schedules, December 2008, 2007 and 2006
The following financial information is included in Part A of this Registration Statement:
Accumulation Unit Values
(b)  Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d)	Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-effective Amendment no. 23 on April 27, 1998. (File no. 2-91213) and is incorporated by reference herein.

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) and is incorporated by reference herein.

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) and is incorporated by reference herein.

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) and is incorporated by reference herein.

(4)	Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registrant’s Form N-4 on May 6, 1993 (File No. 33-62282) and is incorporated by reference herein.

(5)(a)	Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282) and is incorporated by reference herein.

(6)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9)	Opinion of Counsel filed herewith as Exhibit 99(9)

(10)	Consent of KPMG LLP filed herewith as Exhibit 99(10)

(24)	Powers of Attorney for certain directors of Depositor filed herewith as Exhibit 24

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Larry Adams*	Senior Vice President and Chief Agency Officer

Trudy K. Backus*	Vice President, Administrative Projects

Thomas A. Barefield*	Executive Vice President, Chief Marketing Officer—Institutional Sales

Lee E. Bartels*	Vice President Underwriting

Howard C. Becker*	Senior Vice President and Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffery A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh	Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Phillip C. Byrde*	Vice President, Fixed Income Securities

Joseph A. Campanella	Director
6179 Paderbourne Drive
Hudson, Ohio 45219

Timothy C. Cardinal	Vice President and Actuary, Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

Thomas G. Cody	Director
7 West Seventh Street
Cincinnati, Ohio 45202

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Cletus Davis*	Senior Tax Officer

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary Gatto*	Vice President, Claims

Robert K. Gongwer*	Second Vice President, Taxes

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Ronald G. Heibert*	Senior Vice President, Life Product Management, Life Illustration Actuary

Gary T. Huffman*	Vice Chairman, Distribution

Jed R. Martin*	Vice President, Private Placements

Name and Principal	Positions and Offices
Business Address	with Depositor

Larry L. Mast*	Senior Vice President, Career Marketing

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Vice President, Annuity Product Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President and Chief Financial Officer

Joseph R. Sander*	Vice President, Treasurer

William G. Schlechter, M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, Ohio 45202	Director

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

ON Global Holdings, Inc.	Delaware	100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Enterprise Park, Inc.	Georgia	100%
(real estate holding company)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

National Security Life and Annuity Company	New York	80.49%
(insurance company)

Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Albama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrants National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of April 3, 2009, this series of Registrant’s contracts were owned by 2,333 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$34,416	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:
The Ohio National Life Insurance Company (“Depositor”)
     One Financial Way
     Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, Ohio National Life intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2009.

Ohio National Variable Account B
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2009.

THE OHIO NATIONAL LIFE INSURANCE COMPANY (Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley	Chairman, President,	April 30, 2009
David B. O’Maley	Chief Executive Officer and Director

Director
Jack E. Brown

*/s/ William R. Burleigh	Director	April 30, 2009
William R. Burleigh

Director
Victoria B. Buyniski Gluckman

*/s/ Joseph A. Campanella	Director	April 30, 2009
Joseph A. Campanella

*/s/ Raymond R. Clark	Director	April 30, 2009
Raymond R. Clark

*/s/ Thomas G. Cody	Director	April 30, 2009
Thomas G. Cody

*/s/ Ronald J. Dolan	Director	April 30, 2009
Ronald J. Dolan

*/s/ John W. Hayden	Director	April 30, 2009
John W. Hayden

*/s/ Gary T. Huffman Gary T. Huffman	Director	April 30, 2009

*/s/ James F. Orr	Director	April 30, 2009
James F. Orr

/s/ John J. Palmer	Director	April 30, 2009
John J. Palmer

*/s/ John R. Phillips	Director	April 30, 2009
John R. Phillips

/s/ Arthur J. Roberts	Senior Vice President and Chief Financial Officer	April 30, 2009
Arthur J. Roberts	(Principal Financial and Principal Accounting Officer)

*/s/ J. Michael Schlotman	Director	April 30, 2009
J. Michael Schlotman

*By	/s/ Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney, copies of which have been filed herewith

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
24 99(9) 99(10)	Powers of Attorney Opinion of Counsel Consent of KPMG LLP